S E L I G M A N
                    ---------------                         [LOGO OMITTED]
                     MUNICIPAL FUND
                       SERIES, INC.





                                                             ANNUAL REPORT
                                                          SEPTEMBER 30, 1999

                                                                --------

                                                               PROVIDING

                                                             INCOME EXEMPT

                                                              FROM REGULAR

                                                                 INCOME

                                                                  TAX







                                                             [lOGO OMITTED]
                                                        J. & W. SELIGMAN & CO.
                                                             INCORPORATED
                                                            ESTABLISHED 1864

SELIGMAN -- TIMES CHANGE...VALUES ENDURE

J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.

               TIMES CHANGE...

               Established in 1864, Seligman has a history of providing
               financial services marked not by fanfare, but rather by a quiet
 [PICTURE      and firm adherence to financial prudence. While the world has
  OMITTED]     changed dramatically in the 135 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

               In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

JAMES, JESSE, AND
JOSEPH SELIGMAN, 1870

               With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

TABLE OF CONTENTS

To the Shareholders.....................................  1
Interview With Your Portfolio Manager...................  2
Performance Overview and   Portfolio Summary............  4
Portfolios of Investments............................... 18
Statements of Assets and Liabilities.................... 38
Statements of Operations................................ 40

Statements of Changes in Net Assets..................... 42
Notes to Financial Statements........................... 46
Financial Highlights.................................... 56
Report of Independent Auditors.......................... 69
Board of Directors...................................... 70
Executive Officers and For More Information............. 71
Glossary of Financial Terms............................. 72

TO THE SHAREHOLDERS

The fiscal year ended September 30, 1999, was a period of steadily rising interest rates, creating a difficult environment for fixed-income securities and for Seligman Municipal Fund Series.

At the end of the Fund's fiscal-year 1998, the Federal Reserve Board was easing monetary policy in an effort to protect the US economy from the effects of the global economic crisis. Central banks around the world also lowered key interest rates in response to global turmoil. These easing actions were successful and the world economy has rebounded. However, the global recovery, combined with continued growth in the US, soon caused the US Fed to voice concerns about inflation. In May, the Fed announced its bias toward a tighter policy and has since followed through with two federal funds rate hikes, for a total of 50 additional basis points.

Throughout this fiscal year, continued robust growth in the US, the recovering world economy, growing concerns regarding inflation, and tighter monetary policy, sent market interest rates steadily higher. On September 30, 1998, the 30-year US Treasury bond was yielding 4.98%. One year later, the yield had moved to 6.06%. Municipal bonds (as measured by the Bond Buyer 20-bond General Obligation Index) fluctuated within a much narrower range, but still rose significantly, from 4.94% on September 30, 1998, to 5.73% on September 30, 1999. The additional stability in the municipal market was largely the result of an imbalance in municipal supply and demand. Rising yields were attracting investors, while municipal issuers were reluctant to offer new supply at higher rates.

Looking ahead, we believe that the US economy will slow, as was intended by the Fed's most recent actions, and that inflation fears will thus subside and reduce bond market volatility. We anticipate that the municipal market will outperform the Treasury market for the balance of calendar-year 1999, as a result of improving municipal market fundamentals, the most significant of which is the slowdown in municipal issuance, which is expected to continue into the new year.

As the millennium approaches, we have become concerned that the media's focus on the Year 2000 (Y2K) computer issue, and the fears that this attention may spark, will cause some investors to take actions that are not in their best long-term interests. In our view, the primary danger to investors is losing sight of their long-term financial goals and altering their portfolios and asset allocations in an attempt to respond to the confusion surrounding this issue.

In the US, governments and businesses have committed substantial resources to this issue and, while there may be scattered inconveniences, we believe that the US will enter the year 2000 relatively seamlessly, and that much of the rest of the developed world is also well positioned to deal with the new millennium.

For the past several years, J. & W. Seligman & Co. Incorporated (Seligman), your Fund's manager, and Seligman Data Corp. (Seligman Data), your Fund's shareholder service agent, have been working to ensure that shareholders do not experience any Y2K-related inconveniences. We are pleased to report that the early start has paid off. During the spring of this year, Seligman and Seligman Data participated in Y2K testing conducted by the Securities Industry Association. These tests were completed without any Y2K-related problems on the part of Seligman or Seligman Data. Tests with key service providers were also conducted, all of which were successfully completed in a Y2K environment.

We appreciate your confidence in Seligman Municipal Fund Series and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager, as well as the Fund's portfolios of investments and financial statements, follows this letter.

By order of the Board of Directors,

/s/ WILLIAM C. MORRIS
---------------------
William C. Morris
Chairman                         /s/ BRIAN T. ZINO
                                -----------------
                                Brian T. Zino
                                President
November 5, 1999
                                       1

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

Q: WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST 12 MONTHS?

A: The past 12 months have been challenging for the financial markets, including the fixed-income markets. At this time last year, global equity markets were struggling to recover from the Asian financial crisis, as well as economic turmoil in Russia. In September 1998, the Federal Reserve Board initiated a series of federal funds rate easings in an effort to restore stability and liquidity to anxious world markets. At that time, market participants generally expected that US economic growth would contract as a result of world events, thereby preventing an acceleration in the rate of inflation. Additionally, many experts predicted that, with the approach of the new millennium, computer glitches would at best slow economic growth and at worst cause major disruptions leading to worldwide recession. One year later, the Fed has tightened to slow economic growth, world equity markets have recovered, and most market watchers expect the transition to the year 2000 to be uneventful.

    During the past year, the municipal market did not exhibit the degree of volatility that characterized the US Treasury market. This was largely the result of the powerful influences of supply and demand that served to mitigate both upward and downward movements in municipal yields. Last year's Treasury market rallies were caused by heavy demand for Treasury securities during periods of equity market declines. Conversely, demand for municipal bonds was not greatly affected, which lessened municipal market volatility. Further, year-to-date municipal issuance is down 20% over the same period last year. This lack of supply held municipal yields steady and was the primary reason municipal bonds outperformed Treasury bonds for much of the past 12 months.

    While the municipal market was relatively stable overall, it was not immune to the effects of shifting economic and inflation expectations. By June 1999, municipal yields began moving higher in response to increasing concern regarding the pace of economic activity and continued to move higher through fiscal year end. Accordingly, net asset values of the Fund's shares deteriorated during the last quarter of the fiscal year and performance was disappointing.

Q:  WHAT WAS YOUR INVESTMENT STRATEGY?

A: Over the past year, long-term municipal yields rose to levels not seen in several years. This presented an opportunity to enhance Fund yields by purchasing

                              [PICTURE OMITTED]
SELIGMAN MUNICIPALS TEAM: (STANDING FROM LEFT) AUDREY KUCHTYAK, THERESA BARION, DEBRA MCGUINNESS, (SEATED) EILEEN COMERFORD, THOMAS G. MOLES (PORTFOLIO MANAGER)

A TEAM APPROACH

Seligman Municipal Fund Series is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective.

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

    higher-yielding, longer-term bonds and by reducing positions in shorter-term bonds. In general, the longer the maturity of a bond, the more sensitive it is to changes in interest rates. During periods of declining interest rates, longer-term bonds outperform shorter-term bonds. However, during periods of rising interest rates, such as we have been experiencing, longer-term bonds decline more in price than shorter-term bonds.

    New purchases were concentrated in higher-rated bonds due primarily to a continuation of narrow yield spreads between higher- and lower-quality bonds. Additionally, a number of holdings received credit- rating upgrades, further contributing to the overall improvement in the Fund's credit quality.

    The Fund is well diversified among all major sectors of the municipal marketplace. Most sectors remain stable with the exception of health care, which remains vulnerable to further credit-quality deterioration mainly as a result of government cutbacks and the growth of managed care. Many health care issuers that have been well managed and have maintained consistently healthy finances are suddenly facing serious budget deficits. As a result of this alarming trend, we have been particularly diligent in monitoring our health care holdings. During the past year, portfolio activity in the sector has been heavier than usual as we restructured our positions. Despite the current situation, the health care sector continues to offer selective opportunities. Through in-depth credit analysis, we endeavor to identify strong health care credits for inclusion in the Fund's portfolio.

Q:  WHAT IS YOUR OUTLOOK?

A: The long-awaited economic slowdown has yet to materialize, increasing the risk that the rate of inflation will accelerate. In response, bond yields have been rising steadily year to date. For the remainder of calendar year 1999, the bond markets will likely experience continued volatility until solid signs that the economy is moderating emerge. Many market participants expect the Fed to raise rates once more before year-end. This, together with higher market rates, may ease inflationary pressures and spark a bond-market rally.

    As we head toward the new millennium, we believe that there is much to be optimistic about. In the year 2000, the US economy will likely enter its tenth year of expansion, an extraordinary achievement. The financial well being of the nation's states, cities, and municipalities continues to improve, with many reporting record budget surpluses. The jobless rate remains below 5% nationally and consumer confidence remains high. Finally, as one of the few remaining possible ways to shelter income, municipal bond funds currently offer attractive yields compared to the after-tax yields of many taxable bond investments.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

    The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Fund Series Class A shares, with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares for the 10-year period ended September 30, 1999, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performances of each Series of Seligman Municipal Fund Series Class C and Class D shares are not shown in the charts but are included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges, and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series. Seligman National Municipal Series

SELIGMAN NATIONAL MUNICIPAL SERIES


[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

           "With Load"    "Without Load"    "Lehman"
09/30/89        9520          10000          10000
                9896          10395          10384
                9830          10326          10431
               10088          10597          10675

09/30/90        9910          10410          10681
               10472          11000          11142
               10653          11190          11393
               10879          11427          11636

09/30/91       11321          11892          12089
               11673          12262          12495
               11645          12232          12532
               12109          12720          13009

09/30/92       12322          12944          13353
               12593          13229          13596
               13231          13899          14101
               13750          14443          14562

09/30/93       14294          15015          15054
               14369          15094          15265
               13190          13856          14427
               13270          13940          14587

09/30/94       13175          13840          14686
               12939          13592          14475
               14007          14713          15498
               14365          15090          15871

09/30/95       14688          15429          16329
               15540          16324          17001
               15203          15970          16796
               15306          16078          16925

09/30/96       15711          16504          17314
               16058          16868          17756
               15968          16773          17715
               16575          17412          18326

09/30/97       17188          18056          18879
               17724          18619          19391
               17935          18840          19614
               18199          19118          19912

09/30/98       18735          19680          20524
               18728          19673          20647
               18831          19781          20830
               18525          19460          20462

09/30/99       18152          19068          20380



The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                         AVERAGE ANNUAL

-------------------------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION    SIX            ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*       MONTHS*         YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ----------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (8.21)%        (7.66)%        5.58%          6.14%
n/a
Without Sales Charge                      n/a         (3.60)         (3.11)         6.62           6.67
n/a

CLASS C**
With Sales Charge and CDSC              (5.27)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.38)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (4.87)         (4.78)          n/a            n/a
n/a
Without CDSC                              n/a         (3.92)         (3.85)         5.63            n/a
3.03%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+   SEC
YIELD++
               ---------     ---------     ---------                              ----------    -------------
-----------
CLASS A          $7.68         $8.17         $8.32              CLASS A           $0.390            --
4.69%
CLASS C           7.68          N/A           N/A               CLASS C            0.111            --
3.98
CLASS D           7.68          8.16          8.31              CLASS D            0.318            --
4.02

HOLDINGS BY MARKET SECTORO                                      MOODY'S/S&P RATINGS0
Revenue Bonds                                 79%               Aaa/AAA           38%
General Obligation Bonds00                    21                Aa/AA             31
                                                                A/A               20
                                                                Baa/BBB           11
WEIGHTED AVERAGE MATURITY                    25.0 years


-------------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN COLORADO MUNICIPAL SERIES

[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

        "With Load"    "Without Load"   "Lehman"
09/30/89     9528          10000          10000
             9844          10332          10384
             9785          10270          10431
            10013          10510          10675

09/30/90     9945          10438          10681
            10341          10853          11142
            10513          11034          11393
            10705          11235          11636

09/30/91    11054          11602          12089
            11312          11873          12495
            11288          11847          12532
            11661          12240          13009

09/30/92    11910          12500          13353
            12180          12784          13596
            12584          13208          14101
            12988          13632          14562

09/30/93    13403          14067          15054
            13534          14205          15265
            12874          13512          14427
            12989          13633          14587

09/30/94    13011          13656          14686
            12840          13476          14475
            13654          14331          15498
            13889          14578          15871

09/30/95    14125          14825          16329
            14633          15358          17001
            14459          15176          16796
            14608          15332          16925

09/30/96    14796          15530          17314
            15128          15878          17756
            15108          15857          17715
            15511          16280          18326

09/30/97    15876          16663          18879
            16266          17073          19391
            16440          17255          19614
            16681          17508          19912

09/30/98    17150          18000          20524
            17209          18062          20647
            17262          18118          20830
            17045          17890          20462

09/30/99    16692          17519          20380



The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                       AVERAGE ANNUAL

---------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX           ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*         YEAR          YEARS          YEARS
2/1/94
                                    ---------------  --------        ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (7.96)%        (7.28)%        4.10%          5.26%
n/a
Without Sales Charge                      n/a         (3.30)         (2.67)         5.11           5.77
n/a

CLASS C**
With Sales Charge and CDSC              (5.89)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.93)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (4.83)         (4.50)          n/a            n/a
n/a
Without CDSC                              n/a         (3.88)         (3.57)         4.10            n/a
2.54%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------
CLASS A          $7.10         $7.52          $7.64              CLASS A           $0.343            --
4.48%
CLASS C           7.09          N/A            N/A               CLASS C            0.096            --
3.76
CLASS D           7.09          7.52           7.63              CLASS D            0.275            --
3.80

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                81%                 Aaa/AAA           55%
General Obligation Bonds00                   19                  Aa/AA             16
                                                                 A/A               17
WEIGHTED AVERAGE MATURITY                    20.65 years         Baa/BBB           12

-------------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN GEORGIA MUNICIPAL SERIES

[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

         "With Load"   "Without Load"    "Lehman"
09/30/89     9530          10000          10000
             9835          10320          10384
             9835          10320          10431
            10053          10549          10675

09/30/90    10024          10519          10681
            10524          11043          11142
            10717          11245          11393
            10932          11471          11636

09/30/91    11357          11918          12089
            11679          12255          12495
            11671          12247          12532
            12146          12746          13009

09/30/92    12453          13067          13353
            12730          13358          13596
            13099          13745          14101
            13542          14210          14562

09/30/93    14191          14891          15054
            14284          14988          15265
            13309          13966          14427
            13391          14051          14587

09/30/94    13408          14069          14686
            13193          13843          14475
            14209          14910          15498
            14637          15358          15871

09/30/95    14971          15710          16329
            15720          16496          17001
            15397          16156          16796
            15534          16300          16925

09/30/96    15954          16741          17314
            16328          17133          17756
            16191          16990          17715
            16815          17644          18326

09/30/97    17334          18188          18879
            17800          18678          19391
            18001          18889          19614
            18298          19201          19912

09/30/98    18796          19723          20524
            18857          19787          20647
            18973          19908          20830
            18612          19530          20462

09/30/99    18302          19204          20380



The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                         AVERAGE ANNUAL

-------------------------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX            ONE          FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*         YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ----------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (8.11)%        (7.28)%        5.40%          6.23%
n/a
Without Sales Charge                      n/a         (3.54)         (2.63)         6.42           6.74
n/a

CLASS C**
With Sales Charge and CDSC              (5.72)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.84)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (5.03)         (4.53)          n/a            n/a
n/a
Without CDSC                              n/a         (4.09)         (3.61)         5.45            n/a
3.35%

LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    capital gain+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.75         $8.23          $8.38              CLASS A           $0.374          $0.045
4.53%
CLASS C           7.76          n/a            n/a               CLASS C            0.107             --
3.82
CLASS D           7.76          8.25           8.40              CLASS D            0.301           0.045
3.86


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                69%                 Aaa/AAA           50%
General Obligation Bonds00                   31                  Aa/AA             17
                                                                 A/A               27

WEIGHTED AVERAGE MATURITY                    20.68 years         Baa/BBB            6

----------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN LOUISIANA MUNICIPAL SERIES


[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

            "With Load"   "Without Load"   "Lehman"
09/30/89       9528          10000          10000
               9836          10323          10384
               9838          10325          10431
              10079          10578          10675
09/30/90      10024          10520          10681
              10511          11032          11142
              10732          11263          11393
              10956          11498          11636
09/30/91      11377          11940          12089
              11708          12287          12495
              11694          12273          12532
              12175          12778          13009
09/30/92      12415          13030          13353
              12625          13250          13596
              13106          13754          14101
              13502          14170          14562
09/30/93      13917          14606          15054
              14070          14767          15265
              13313          13972          14427
              13370          14031          14587
09/30/94      13384          14046          14686
              13242          13898          14475
              14113          14811          15498
              14390          15102          15871
09/30/95      14761          15492          16329
              15507          16274          17001
              15255          16010          16796
              15304          16062          16925
09/30/96      15695          16471          17314
              16047          16842          17756
              16030          16824          17715
              16563          17383          18326
09/30/97      16977          17817          18879
              17404          18265          19391
              17593          18463          19614
              17809          18691          19912
09/30/98      18348          19256          20524
              18436          19349          20647
              18515          19432          20830
              18196          19096          20462
09/30/99      17901          18787          20380



The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                             AVERAGE ANNUAL

--------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX          ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*        YEAR          YEARS          YEARS
2/1/94
                                  ----------------- ----------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (7.88)%        (7.03)%        4.95%          6.00%
n/a
Without Sales Charge                      n/a         (3.32)         (2.44)         5.99           6.51
n/a

CLASS C**
With Sales Charge and CDSC              (5.43)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.55)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (4.83)         (4.25)          n/a            n/a
n/a
Without CDSC                              n/a         (3.89)         (3.33)         4.98            n/a
3.17%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.81         $8.28          $8.51              CLASS A           $0.391          $0.112
4.61%
CLASS C           7.80          n/a            n/a               CLASS C            0.110            .--
3.90
CLASS D           7.80          8.28           8.50              CLASS D            0.316           0.112
3.94


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                84%                 Aaa/AAA           77%
General Obligation Bonds00                   16                  Aa/AA             14
                                                                 Baa/BBB            9

WEIGHTED AVERAGE MATURITY                    20.48 years

-------------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MARYLAND MUNICIPAL SERIES



[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

           "With Load"    "Without Load"   "Lehman"
09/30/89      9523           10000          10000
              9850           10343          10384
              9825           10317          10431
              10031          10534          10675
09/30/90      9949           10447          10681
              10456          10979          11142
              10628          11160          11393
              10821          11363          11636
09/30/91      11268          11832          12089
              11550          12129          12495
              11589          12169          12532
              12007          12608          13009
09/30/92      12299          12915          13353
              12502          13128          13596
              12965          13614          14101
              13412          14084          14562
09/30/93      13926          14623          15054
              13994          14694          15265
              13253          13917          14427
              13335          14003          14587
09/30/94      13358          14026          14686
              13227          13890          14475
              14148          14856          15498
              14461          15185          15871
09/30/95      14813          15555          16329
              15455          16228          17001
              15188          15948          16796
              15366          16135          16925
09/30/96      15702          16488          17314
              16021          16823          17756
              15916          16712          17715
              16427          17249          18326
09/30/97      16901          17747          18879
              17316          18183          19391
              17526          18404          19614
              17763          18652          19912
09/30/98      18235          19148          20524
              18329          19247          20647
              18473          19398          20830
              18221          19133          20462
09/30/99      17971          18870          20380


The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

Total Returns
For Periods Ended September 30, 1999

                                                                                         AVERAGE ANNUAL

-------------------------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION    SIX            ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*       MONTHS*         YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ----------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (7.35)%        (6.08)%        5.10%          6.04%
n/a
Without Sales Charge                      n/a         (2.72)         (1.45)         6.11           6.56
n/a

CLASS C**
With Sales Charge and CDSC              (4.72)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (2.83)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (3.78)         (2.93)          n/a            n/a
n/a
Without CDSC                              n/a         (2.83)         (2.00)         5.20            n/a
3.40%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.79         $8.21          $8.32              CLASS A           $0.388          $0.028
4.52%
CLASS C           7.80          n/a            n/a               CLASS C            0.111            .--
3.81
CLASS D           7.80          8.22           8.33              CLASS D            0.314           0.028
3.85

HOLDINGS BY MARKET SECTORO                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                74%                 Aaa/AAA           43%
General Obligation Bonds00                   26                  Aa/AA             38
                                                                 A/A               17
WEIGHTED AVERAGE MATURITY                    21.32 years         Baa/BBB            2

-------------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MASSACHUSETTS MUNICIPAL SERIES


[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

         "With Load"   "Without Load"    "Lehman"
09/30/89    9527           10000          10000
            9762           10247          10384
            9759           10244          10431
            9962           10457          10675
09/30/90    9763           10248          10681
            10291          10802          11142
            10598          11125          11393
            10845          11384          11636
09/30/91    11309          11871          12089
            11626          12203          12495
            11691          12272          12532
            12133          12736          13009
09/30/92    12412          13029          13353
            12681          13311          13596
            13138          13790          14101
            13612          14288          14562
09/30/93    14048          14746          15054
            14142          14845          15265
            13479          14149          14427
            13590          14265          14587
09/30/94    13635          14312          14686
            13516          14187          14475
            14349          15062          15498
            14617          15343          15871
09/30/95    14941          15684          16329
            15570          16343          17001
            15300          16060          16796
            15464          16233          16925
09/30/96    15833          16619          17314
            16214          17019          17756
            16086          16885          17715
            16632          17458          18326
09/30/97    17117          17967          18879
            17621          18496          19391
            17856          18743          19614
            18132          19033          19912
09/30/98    18794          19728          20524
            18774          19707          20647
            18889          19828          20830
            18398          19312          20462
09/30/99    17882          18771          20380


The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                       AVERAGE ANNUAL

-------------------------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX            ONE          FIVE            10       SINCE
INCEPTION
                                       5/27/99*        MONTHS*        YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ----------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (9.79)%        (9.35)%        4.56%          5.98%
n/a
Without Sales Charge                      n/a         (5.33)         (4.85)         5.57           6.50
n/a

CLASS C**
With Sales Charge and CDSC              (6.90)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (5.02)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (6.70)         (6.51)          n/a            n/a
n/a
Without CDSC                              n/a         (5.78)         (5.61)         4.60            n/a
3.04%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++


NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.47         $8.08          $8.27              CLASS A           $0.364          $0.050
4.60%
CLASS C           7.47          N/A            N/A               CLASS C            0.101            --
3.87
CLASS D           7.47          8.08           8.26              CLASS D            0.291           0.050
3.91


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                88%                 Aaa/AAA           51%
General Obligation Bonds00                   12                  Aa/AA             32
                                                                 A/A               10
                                                                 Baa/BBB            4
                                                                 Non-Rated          3

WEIGHTED AVERAGE MATURITY                    23.73 years

----------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MICHIGAN MUNICIPAL SERIES


[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

         "With Load"   "Without Load"    "Lehman"
09/30/89     9520          10000          10000
             9833          10328          10384
             9826          10321          10431
            10059          10565          10675
09/30/90     9955          10457          10681
            10408          10932          11142
            10624          11159          11393
            10858          11404          11636
09/30/91    11283          11851          12089
            11658          12245          12495
            11680          12268          12532
            12152          12765          13009
09/30/92    12473          13101          13353
            12744          13386          13596
            13176          13839          14101
            13659          14347          14562
09/30/93    14091          14801          15054
            14207          14922          15265
            13549          14232          14427
            13627          14313          14587
09/30/94    13683          14372          14686
            13520          14201          14475
            14409          15134          15498
            14657          15395          15871
09/30/95    14990          15745          16329
            15653          16442          17001
            15400          16176          16796
            15516          16297          16925
09/30/96    15914          16715          17314
            16238          17056          17756
            16175          16990          17715
            16741          17584          18326
09/30/97    17211          18078          18879
            17656          18545          19391
            17864          18764          19614
            18142          19056          19912
09/30/98    18696          19637          20524
            18737          19680          20647
            18865          19815          20830
            18510          19442          20462
09/30/99    18179          19094          20380


The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                              AVERAGE ANNUAL

---------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX          ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*        MONTHS*       YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ---------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (8.25)%        (7.38)%        4.83%          6.16%
n/a
Without Sales Charge                      n/a         (3.64)         (2.77)         5.85           6.68
n/a

CLASS C**
With Sales Charge and CDSC              (5.51)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.55)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (5.02)         (4.56)          n/a            n/a
n/a
Without CDSC                              n/a         (4.08)         (3.65)         4.83            n/a
3.23%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $8.04         $8.55          $8.83              CLASS A           $0.400          $0.158
4.49%
CLASS C           8.03          n/a            n/a               CLASS C            0.112            .--
3.77
CLASS D           8.03          8.54           8.82              CLASS D            0.324           0.158
3.81


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                73%                 Aaa/AAA           59%
General Obligation Bonds00                   27                  Aa/AA             32
                                                                 A/A                9
WEIGHTED AVERAGE MATURITY                    20.77 years

-------------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MINNESOTA MUNICIPAL SERIES

         "With Load"   "Without Load" "Lehman"
09/30/89     9524          10000       10000
             9899          10394       10384
             9902          10397       10431
            10127          10633       10675
09/30/90    10075          10579       10681
            10545          11072       11142
            10681          11215       11393
            10879          11423       11636
09/30/91    11193          11753       12089
            11338          11905       12495
            11459          12032       12532
            11808          12398       13009
09/30/92    12056          12659       13353
            12208          12819       13596
            12710          13346       14101
            13190          13850       14562
09/30/93    13631          14312       15054
            13855          14548       15265
            13407          14078       14427
            13503          14178       14587
09/30/94    13647          14329       14686
            13503          14179       14475
            14178          14887       15498
            14442          15164       15871
09/30/95    14685          15419       16329
            15044          15796       17001
            14864          15608       16796
            14987          15737       16925
09/30/96    15271          16034       17314
            15553          16331       17756
            15549          16327       17715
            15921          16717       18326
09/30/97    16316          17132       18879
            16645          17477       19391
            16803          17644       19614
            17035          17887       19912
09/30/98    17568          18447       20524
            17680          18564       20647
            17791          18681       20830
            17496          18370       20462
09/30/99    17202          18062       20380



The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                              AVERAGE ANNUAL

---------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION    SIX            ONE          FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*         YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ---------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (7.92)%        (6.76)%        3.74%          5.57%
n/a
Without Sales Charge                      n/a         (3.31)         (2.09)         4.74           6.09
n/a

CLASS C**
With Sales Charge and CDSC              (5.40)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.47)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (4.69)         (3.89)          n/a            n/a
n/a
Without CDSC                              n/a         (3.75)         (2.96)         3.76            n/a
2.75%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.36         $7.80          $7.98              CLASS A           $0.364          $0.098
4.62%
Class C           7.36          n/a            n/a               CLASS C            0.102            .--
3.91
Class D           7.36          7.80           7.98              CLASS D            0.295           0.098
3.95


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                53%                 Aaa/AAA           43%
General Obligation Bonds00                   47                  Aa/AA             36
                                                                 A/A               14
WEIGHTED AVERAGE MATURITY                    19.85 years         Baa/BBB            5
                                                                 Non-Rated          2

----------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MISSOURI MUNICIPAL SERIES




Missouri Series

            "With Load"   "Without Load"       "Lehman"
09/30/89        9529          10000             10000
                9848          10335             10384
                9842          10329             10431
               10102          10602             10675
09/30/90       10049          10546             10681
               10531          11051             11142
               10735          11265             11393
               10985          11529             11636
09/30/91       11417          11982             12089
               11727          12307             12495
               11730          12310             12532
               12167          12769             13009
09/30/92       12316          12925             13353
               12578          13200             13596
               13006          13649             14101
               13458          14124             14562
09/30/93       13939          14628             15054
               14012          14705             15265
               13156          13807             14427
               13231          13886             14587
09/30/94       13263          13919             14686
               13127          13776             14475
               14086          14783             15498
               14344          15053             15871
09/30/95       14678          15404             16329
               15352          16111             17001
               15050          15794             16796
               15224          15977             16925
09/30/96       15598          16369             17314
               15922          16709             17756
               15802          16583             17715
               16319          17126             18326
09/30/97       16799          17630             18879
               17208          18059             19391
               17360          18218             19614
               17674          18548             19912
09/30/98       18212          19113             20524
               18201          19101             20647
               18282          19186             20830
               17944          18831             20462
09/30/99       17560          18428             20380




The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                             AVERAGE ANNUAL

---------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION    SIX          ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*       YEAR          YEARS          YEARS         2/1/94
                                  ----------------- ---------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (8.54)%        (8.16)%        4.75%          5.79%
n/a
Without Sales Charge                      n/a         (3.95)         (3.58)         5.77           6.30
n/a

CLASS C**
With Sales Charge and CDSC              (5.88)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.95)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (5.33)         (5.37)          n/a            n/a
n/a
Without CDSC                              n/a         (4.39)         (4.46)         4.79            n/a
2.86%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.29         $7.77          $8.03              CLASS A           $0.347          $0.118
4.48%
Class C           7.29          n/a            n/a               CLASS C            0.097            .--
3.75
Class D           7.29          7.77           8.03              CLASS D            0.277           0.118
3.79


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                80%                 Aaa/AAA           43%
General Obligation Bonds00                   20                  Aa/AA             35
                                                                 A/A               20
WEIGHTED AVERAGE MATURITY                    21.03 years         Baa/BBB            2

-------------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN NEW YORK MUNICIPAL SERIES



[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

           "With Load"    "Without Load"   "Lehman"
09/30/89        9530          10000          10000
                9808          10292          10384
                9704          10182          10431
                9984          10476          10675
09/30/90        9834          10319          10681
               10218          10721          11142
               10455          10970          11393
               10726          11254          11636
09/30/91       11266          11821          12089
               11600          12171          12495
               11616          12189          12532
               12154          12753          13009
09/30/92       12370          12980          13353
               12679          13304          13596
               13267          13920          14101
               13766          14445          14562
09/30/93       14257          14960          15054
               14361          15069          15265
               13411          14072          14427
               13502          14167          14587
09/30/94       13492          14157          14686
               13222          13874          14475
               14297          15001          15498
               14603          15322          15871
09/30/95       14967          15704          16329
               15775          16552          17001
               15469          16231          16796
               15599          16368          16925
09/30/96       16010          16799          17314
               16379          17187          17756
               16256          17057          17715
               16846          17676          18326
09/30/97       17523          18387          18879
               18024          18913          19391
               18260          19160          19614
               18569          19484          19912
09/30/98       19278          20228          20524
               19260          20210          20647
               19358          20312          20830
               18896          19827          20462
09/30/99       18533          19447          20380


The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                       AVERAGE ANNUAL

---------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX            ONE          FIVE            10       SINCE
INCEPTION
                                       5/27/99*        MONTHS*        YEAR          YEARS          YEARS
2/1/94
                                  -----------------   --------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (8.80)%        (8.44)%        5.53%          6.36%
n/a
Without Sales Charge                      n/a         (4.26)         (3.86)         6.56           6.88
n/a

CLASS C**
With Sales Charge and CDSC              (6.09)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (4.22)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (5.75)         (5.62)          n/a            n/a
n/a
Without CDSC                              n/a         (4.81)         (4.73)         5.55            n/a
3.41%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.70         $8.24          $8.60              CLASS A           $0.378          $0.207
4.68%
CLASS C           7.70          n/a            n/a               CLASS C            0.108            --
3.97
CLASS D           7.70          8.25           8.60              CLASS D            0.304           0.207
4.01


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                84%                 Aaa/AAA           56%
General Obligation Bonds00                   16                  Aa/AA              9
                                                                 A/A               25
WEIGHTED AVERAGE MATURITY                    23.35 years         Baa/BBB           10

-----------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN OHIO MUNICIPAL SERIES


[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

          "With Load"   "Without Load"   "Lehman"
09/30/89     9524          10000          10000
             9868          10361          10384
             9895          10389          10431
            10098          10603          10675
09/30/90    10067          10570          10681
            10518          11043          11142
            10714          11250          11393
            10943          11490          11636
09/30/91    11371          11940          12089
            11708          12293          12495
            11740          12327          12532
            12201          12811          13009
09/30/92    12471          13095          13353
            12695          13330          13596
            13149          13806          14101
            13614          14295          14562
09/30/93    14069          14773          15054
            14172          14881          15265
            13479          14153          14427
            13620          14301          14587
09/30/94    13636          14318          14686
            13477          14151          14475
            14349          15066          15498
            14635          15367          15871
09/30/95    14943          15691          16329
            15530          16306          17001
            15279          16043          16796
            15448          16220          16925
09/30/96    15791          16581          17314
            16116          16921          17756
            16042          16844          17715
            16520          17347          18326
09/30/97    16982          17831          18879
            17468          18341          19391
            17616          18496          19614
            17879          18773          19912
09/30/98    18473          19396          20524
            18496          19420          20647
            18621          19552          20830
            18308          19224          20462
09/30/99    17977          18876          20380





The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                     AVERAGE ANNUAL

----------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX          ONE          FIVE            10       SINCE
INCEPTION
                                       5/27/99*        MONTHS*      YEAR          YEARS          YEARS         2/1/94
                                  -----------------   -------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (7.99)%        (7.33)%        4.67%          6.04%
n/a
Without Sales Charge                      n/a         (3.46)         (2.68)         5.68           6.56
n/a

CLASS C**
With Sales Charge and CDSC              (5.40)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.51)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (4.82)         (4.44)          n/a            n/a
n/a
Without CDSC                              n/a         (3.87)         (3.52)         4.75            n/a
3.18%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.64         $8.11          $8.37              CLASS A           $0.384          $0.132
4.49%
CLASS C           7.68          n/a            n/a               CLASS C            0.108            --
3.76
CLASS D           7.68          8.15           8.41              CLASS D            0.313           0.132
3.80


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                68%                 Aaa/AAA           79%
General Obligation Bonds00                   32                  Aa/AA             13
                                                                 A/A                5
                                                                 Baa/BBB            3

WEIGHTED AVERAGE MATURITY                    19.73 years

----------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN OREGON MUNICIPAL SERIES



[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

                "With Load"       "Without Load"        "Lehman"
09/30/89            9527              10000              10000
                    9853              10342              10384
                    9814              10302              10431
                   10078              10579              10675
09/30/90           10002              10499              10681
                   10493              11014              11142
                   10710              11242              11393
                   10935              11478              11636
09/30/91           11328              11891              12089
                   11628              12206              12495
                   11665              12244              12532
                   12024              12621              13009
09/30/92           12274              12883              13353
                   12533              13155              13596
                   12916              13557              14101
                   13341              14003              14562
09/30/93           13773              14457              15054
                   13899              14589              15265
                   13277              13936              14427
                   13392              14057              14587
09/30/94           13445              14113              14686
                   13265              13923              14475
                   14080              14779              15498
                   14360              15073              15871
09/30/95           14662              15390              16329
                   15194              15948              17001
                   14959              15701              16796
                   15117              15868              16925
09/30/96           15435              16202              17314
                   15773              16556              17756
                   15735              16516              17715
                   16226              17031              18326
09/30/97           16762              17594              18879
                   17200              18053              19391
                   17398              18261              19614
                   17669              18546              19912
09/30/98           18184              19086              20524
                   18247              19153              20647
                   18399              19312              20830
                   18071              18969              20462
09/30/99           17791              18674              20380




The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1999

                                                                                      AVERAGE ANNUAL

----------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION    SIX            ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*         YEAR          YEARS          YEARS
2/1/94
                                  -----------------  ---------      ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (7.84)%        (6.79)%        4.74%          5.93%
n/a
Without Sales Charge                      n/a         (3.30)         (2.16)         5.76           6.44
n/a

CLASS C**
With Sales Charge and CDSC              (5.25)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (3.32)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (4.57)         (3.85)          n/a            n/a
n/a
Without CDSC                              n/a         (3.62)         (2.92)         4.80            n/a
3.33%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.48         $7.92          $8.05              CLASS A           $0.354          $0.050
4.45%
CLASS C           7.48          N/A            N/A               CLASS C            0.100            --
3.72
CLASS D           7.48          7.91           8.04              CLASS D            0.283           0.050
3.76


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                66%                 Aaa/AAA           43%
General Obligation Bonds00                   34                  Aa/AA             35
                                                                 A/A               14

WEIGHTED AVERAGE MATURITY                    17.56 years         Baa/BBB            8

--------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES


[FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED FORM]

                "With Load"       "Without Load"       "Lehman"
09/30/89            9523              10000              10000
                    9911              10408              10384
                    9873              10368              10431
                   10113              10620              10675
09/30/90            9949              10448              10681
                   10507              11034              11142
                   10712              11249              11393
                   10937              11485              11636
09/30/91           11337              11905              12089
                   11717              12305              12495
                   11770              12360              12532
                   12217              12830              13009
09/30/92           12479              13105              13353
                   12701              13337              13596
                   13124              13782              14101
                   13572              14252              14562
09/30/93           14042              14746              15054
                   14187              14899              15265
                   13311              13978              14427
                   13390              14062              14587
09/30/94           13393              14065              14686
                   13236              13900              14475
                   14193              14905              15498
                   14489              15215              15871
09/30/95           14825              15568              16329
                   15573              16354              17001
                   15274              16040              16796
                   15439              16213              16925
09/30/96           15836              16630              17314
                   16185              16997              17756
                   16063              16868              17715
                   16622              17455              18326
09/30/97           17101              17959              18879
                   17596              18478              19391
                   17779              18671              19614
                   18037              18942              19912
09/30/98           18582              19513              20524
                   18603              19536              20647
                   18698              19635              20830
                   18317              19236              20462
09/30/99           17965              18865              20380



The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share Total Returns

For Periods Ended September 30, 1999

                                                                                         AVERAGE ANNUAL

-------------------------------------------------------------------------
                                        CLASS C
CLASS D
                                    SINCE INCEPTION     SIX          ONE           FIVE            10       SINCE
INCEPTION
                                       5/27/99*      *MONTHS*        YEAR          YEARS          YEARS
2/1/94
                                  -----------------  --------        ------        -------        -------
-------------------
CLASS A**
With Sales Charge                         n/a         (8.51)%        (7.94)%        5.02%          6.03%
n/a
Without Sales Charge                      n/a         (3.92)         (3.32)         6.05           6.55
n/a

CLASS C**
With Sales Charge and CDSC              (5.89)%         n/a            n/a           n/a            n/a
n/a
Without Sales Charge and CDSC           (4.01)          n/a            n/a           n/a            n/a
n/a

CLASS D**
With 1% CDSC                              n/a         (5.43)         (5.23)          n/a            n/a
n/a
Without CDSC                              n/a         (4.49)         (4.32)         5.06            n/a
3.09%
LEHMAN INDEX***                         (1.83)++      (2.16)         (0.70)         6.77           7.38
5.02++++


NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1999
                9/30/99       3/31/99       9/30/98                               DIVIDENDS+    CAPITAL GAIN+
SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------
------------

CLASS A          $7.67         $8.18          $8.38              CLASS A           $0.377          $0.066
4.26%
CLASS C           7.66          n/a            n/a               CLASS C            0.107            --
3.68
CLASS D           7.66          8.18           8.38              CLASS D            0.304           0.066
3.99

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                                97%                 Aaa/AAA           60%
General Obligation Bonds00                    3                  Aa/AA             15
                                                                 A/A               18
WEIGHTED AVERAGE MATURITY                    21.62 years         Baa/BBB            7

-----------------
   * Returns for periods of less than one year are not annualized.

  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

  ++ From 5/31/99.
++++ From 1/31/94.

   + Represents per share amount paid or declared for the year ended September
     30, 1999 (for Class C shares, for the period May 27, 1999 to September 30,
     1999).

  ++ Current yield, representing the annualized yield for the 30-day period ended September 30, 1999, has been computed in accordance with SEC regulations and will vary.

   0 Percentages based on current market values of long-term holdings at
     September 30, 1999.
  00 Includes pre-refunded and escrowed-to-maturity securities.

                       This page intentionally left blank.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

NATIONAL SERIES

                       FACE                                                                      RATINGS+
MARKET
    STATE             AMOUNT                        MUNICIPAL BONDS                             MOODY'S/S&P
VALUE
    ----             --------                       ---------------                             -----------
---------

ALABAMA -- 3.5%     $4,000,000     Jefferson County Sewer Rev., 51/8% due 2/1/2039 ............   Aaa/AAA          $
3,473,880
ALASKA -- 1.5%       1,500,000     Alaska Housing Finance Corporation Mortgage Rev.,
                                     53/4% due 6/1/2024* ......................................   Aaa/AAA
1,442,565
CALIFORNIA -- 2.6%   1,000,000     Foothill/Eastern Transportation Corridor Agency
                                     Toll Road Rev., 53/4% due 1/15/2040 ......................
Baa3/BBB-            950,480
                     1,500,000     San Joaquin Hills Transportation Corridor Agency
                                     Rev. (Orange County Senior Lien Toll Road),
                                     63/4% due 1/1/20320 ......................................    Aaa/AAA
1,647,030
FLORIDA -- 3.6%      4,000,000     Jacksonville Electric Authority (Electric System Rev.),
                                     5.10% due 10/1/2032 ......................................    Aa2/AA
3,526,720
ILLINOIS -- 2.5%     2,500,000     Illinois Health Facilities Authority Rev.
                                     (Northwestern Memorial Hospital),
                                     6% due 8/15/2024 .........................................    Aa2/AA
2,490,200
KENTUCKY -- 2.0%     1,880,000     Trimble County Pollution Control Rev.
                                     (Louisville Gas & Electric Co. Project),
                                     75/8% due 11/1/2020* .....................................    Aa2/A+
1,967,213
MICHIGAN -- 2.3%     2,250,000     Michigan State Strategic Fund Pollution Control Rev.
                                     (General Motors Corp.), 6.20% due 9/1/2020 ...............     A2/A
2,307,083
MISSOURI -- 4.7%     4,750,000     St. Louis Industrial Development Authority Pollution
                                     Control Rev. (Anheuser-Busch Companies, Inc. Project),
                                      57/8% due 11/1/2026* ....................................     A1/A+
4,648,920
NEVADA -- 4.8%       5,000,000     Clark County Industrial Development Rev. (Nevada Power
                                     Company Project), 5.90% due 11/1/2032* ...................     NR/BBB
4,702,550
NEW YORK -- 4.7%     3,500,000     New York City GOs, 71/4% due 8/15/2024o                          Aaa/A-
3,696,980
                     1,000,000     Trust for Cultural Resources of the City of New  York Rev.
                                     (American Museum of Natural History), 5.65% due 4/1/2027 ..
Aaa/AAA            983,550
OHIO -- 3.7%         4,000,000     Ohio Housing Finance Agency Mortgage Rev.
                                     (Residential Mortgage), 5.40% due 9/1/2029* ..............     NR/AAA
3,668,000
SOUTH                2,000,000     Oconee County Pollution Control Rev. (Duke Power
   CAROLINA -- 2.1%                Company Project), 71/2% due 2/1/2017 .......................     Aa2/AA-
2,064,980
SOUTH                6,000,000     South Dakota Housing Development Authority Rev.
   DAKOTA -- 6.2%                    (Homeownership Mortgage), 6.15% due 5/1/2026* ............     Aa1/AAA
6,070,140
TENNESSEE -- 4.7%    5,000,000     Shelby County Health, Educational and Housing Facility
                                     Board Rev. (St. Jude Children's Research Hospital),
                                     53/8% due 7/1/2024 .......................................      NR/AA
4,653,950
TEXAS -- 19.0%       3,700,000     Harris County Health Facilities Development Corp.
                                     Hospital Rev. (St. Luke's Episcopal Hospital
                                   Project), 63/4% due 2/15/2021++ ............................     Aa3/AAA
3,895,952
                     2,000,000     Harris County Health Facilities Development Corp.
                                     SCH Health Care System Rev. (Sisters of
                                     Charity of the  Incarnate Word), 7.10% due 7/1/2021o .....      Aa3/NR
2,134,380
                     2,000,000     Harris County Health Facilities Development Corp.
                                     SCH Health Care System Rev. (Sisters of Charity
                                     of the  Incarnate Word), 53/4% due 7/1/2027++ ............     Aa3/AAA
2,001,280

-----------------
 + Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

NATIONAL SERIES (CONTINUED)

                       FACE                                                                      RATINGS+
MARKET
    STATE             AMOUNT                        MUNICIPAL BONDS                             MOODY'S/S&P
VALUE
    ----             --------                       ---------------                             -----------
---------

TEXAS (CONTINUED)   $4,750,000     Potter County Industrial Development Corp. Pollution
                                     Control Rev. (Southwestern Public Service
                                     Company Project), 53/4% due 9/1/2016 .....................    Aaa/AAA        $
4,779,355

                     2,375,000     San Antonio Electric & Gas Rev., 51/2% due 2/1/2020 ........     Aa1/AA
2,284,869
                       125,000     San Antonio Electric & Gas Rev., 51/2% due 2/1/2020o .......
Aa1/AA            130,994
                     1,975,000     Texas Veterans Housing Assistance GOs,
                                     6.80%  due 12/1/2023* ....................................     Aa1/AA
2,065,593
                     1,340,000     Travis County Housing Finance Corporation (Single
                                   Family Mortgage Rev.), 6.95% due 10/1/2027 .................     NR/AAA
1,396,306
VIRGINIA -- 9.7%     5,000,000     Fairfax County Industrial Development Authority
                                    Health Care Rev. (Inova Health System Project),
                                      6% due 8/15/2026 ........................................     Aa2/AA
5,054,400
                     5,000,000     Pocahontas Parkway Association Toll Road Bonds
                                      (Route 895 Connector),  51/2% due 8/15/2028 .............    Baa3/BBB-
4,488,850
WASHINGTON -- 9.9%   4,325,000     King County Sewer GOs, 61/8% due 1/1/2033 ..................     Aaa/AAA
4,460,632
                     5,520,000     Seattle Water System Rev., 55/8% due 8/1/2026 ..............     Aaa/AAA
5,309,081
WISCONSIN -- 6.2%    6,000,000     LaCrosse Resource Recovery Rev. (Northern States Power
                                       Company Project), 6% due 11/1/2021* ....................      A1/AA-
6,050,940
WYOMING -- 4.1%      4,000,000     Sweetwater County Pollution Control Rev. (Idaho Power
                                       Company Project), 6.05% due 7/15/2026 ..................       A3/A
4,004,960

------------
TOTAL MUNICIPAL BONDS (COST $97,130,825)-- 97.8% .............................................................
96,351,833
VARIABLE RATE DEMAND NOTES (COST $900,000)-- 0.9%
 ............................................................        900,000
OTHER ASSETS LESS LIABILITIES-- 1.3% .........................................................................
1,238,603

------------
NET ASSETS-- 100.0% ..........................................................................................
$98,490,436

============


COLORADO SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$3,000,000   Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project),
               57/8% due 4/1/2014..............................................................     Aaa/AAA
$3,041,940
 1,000,000   Boulder, Larimer and Weld Counties, CO (Vrain Valley School District),
               5% due 12/15/2022 ..............................................................
Aaa/AAA           896,230
 2,000,000   Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
               6% due 5/15/2020 ...............................................................     Aaa/AAA
2,004,560
 2,250,000   Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth
               Health Services Corporation), 5% due 12/1/2025 .................................     Aaa/AAA
1,973,407
 2,000,000   Colorado Health Facilities Authority Rev. (Catholic Health Initiatives),
               5% due 12/1/2028 ...............................................................      Aa2/AA
1,692,120
 2,400,000   Colorado Springs, CO Sales & Use Tax Rev., 5% due 12/1/2015 ......................      A1/AA
2,255,232
 2,350,000   Colorado Springs, CO Utilities Rev., 53/8% due 11/15/2026 ........................      Aa2/AA
2,198,942

---------------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

COLORADO SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$  105,000   Colorado Water Resources & Power Development Authority
               (Clean Water Rev.), 67/8% due 9/1/2011 .........................................     Aaa/AAA   $
110,609
 2,000,000   Colorado Water Resources & Power Development Authority
               (Clean Water Rev.), 6% due 9/1/2014 ............................................     Aaa/AAA
2,079,200
 1,000,000   Colorado Water Resources & Power Development Authority
               (Clean Water Rev.), 6.30% due 9/1/2014 .........................................     Aaa/AAA
1,055,530
 2,000,000   Denver, CO City & County Department of Aviation Airport System Rev.,
               51/2% due 11/15/2025 ...........................................................     Aaa/AAA
1,917,040
   500,000   Denver, CO City & County School District GOs, 5% due 12/1/2019 ...................     Aaa/AAA
451,660
 2,200,000   Denver, CO City & County School District GOs, 5% due 12/1/2023 ...................     Aaa/AAA
1,951,708
 2,000,000   Denver, CO Health and Hospital Authority Healthcare Rev., 53/8% due 12/1/2028 ....     Baa2/BBB
1,716,480
 1,985,000   Fort Collins, CO GOs Water Bonds, 63/8% due 12/1/2012o ...........................      Aa1/AA
2,122,541
 2,500,000   Fort Collins Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031 ....      A1/A+
2,512,350
 1,000,000   Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019o .........      Aa2/AA
1,042,410
 2,250,000   Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019 .................     Aaa/AAA
2,033,010
 1,895,000   Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008++ .......      Aaa/NR
2,061,798
 2,500,000   Platte River Power Authority, CO Power Rev., 61/8% due 6/1/2014 ..................      Aa3/A+
2,614,375
 1,205,000   Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027 ...............      NR/AAA
1,261,527
 2,000,000   Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2036 ..........      Baa1/A
1,909,000
 2,000,000   University of Colorado Hospital Authority Rev., 51/4% due 11/15/2022 .............      Aaa/NR
1,844,040
 2,000,000   Virgin Islands Public Finance Authority Rev., 51/2% due 10/1/2022 ................      NR/BBB-
1,873,740
 2,000,000   Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev.,
               7% due 12/1/2008 ...............................................................     Aaa/AAA
2,085,440

-----------
Total Municipal Bonds (Cost $45,364,376) -- 98.0% .........................................................
44,704,889
Variable Rate Demand Notes (Cost $100,000) -- 0.2% ........................................................
100,000
Other Assets Less Liabilities -- 1.8% .....................................................................
821,549

-----------
NET ASSETS -- 100.0% ......................................................................................
$45,626,438

===========

GEORGIA SERIES

    FACE                                                                                           RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$  2,500,000 Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038 ............................     Aaa/AAA   $
2,127,825
   1,000,000 Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
               (Anheuser-Busch), 7.40% due 11/1/2010* .........................................      A1/A+
1,129,600
   2,000,000 Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
               (Anheuser-Busch), 63/4% due 2/1/2012* ..........................................       A1/A+
2,124,040
   3,000,000 Chatham County, GA School District GOs, 51/2% due 8/1/2020 .......................      Aaa/AAA
2,937,870
   2,000,000 Columbia County, GA School District GOs, 61/4% due 4/1/2013o .....................      Aaa/AAA
2,174,380
   1,000,000 DeKalb County, GA GOs, 51/4% due 1/1/2020 ........................................       Aa1/AA+
937,130
   1,000,000 DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014o .......................       Aaa/AA
1,050,760
   2,000,000 DeKalb County, GA Water & Sewerage Rev., 5% due 10/1/2028 ........................       Aa2/AA
1,761,460

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

GEORGIA SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$  700,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
               63/4% due 4/1/2017o ............................................................       Aa1/AA    $
739,410
   300,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
               7% due 4/1/2021o ...............................................................       Aa1/AA
317,973
 1,000,000   Fulco Hospital Authority Health System Rev. (Catholic Health East),
               5% due 11/15/2028 ..............................................................       Aaa/AAA
864,280
 1,820,000   Fulton County, GA Development Authority Special Facilities Rev.,
               (Delta Airlines, Inc. Project), 51/2% due 5/1/2033* ............................      Baa3/BBB-
1,591,426
 2,250,000   Georgia Housing & Finance Authority (Single Family Mortgage),
               5.20% due 6/1/2029* ............................................................       NR/AAA
1,979,235
 2,500,000   Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
               6.40% due 7/1 ..................................................................        NR/A-
2,574,125
 1,000,000   Georgia State GOs, 53/4% due 2/1/2011* ...........................................       Aaa/AAA
1,037,730
 1,000,000   Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ......................       Aa1/AA+
1,102,410
 2,250,000   Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022 ..........       Aaa/AAA
2,130,188
 1,500,000   Henry County School District, GA GOs, 6.45% due 8/1/2011 .........................        A1/A+
1,654,530
   500,000   Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev.,
               61/4% due 7/1/2018                                                                     A1/AA-
539,890
 2,000,000   Monroe County, GA Development Authority Pollution Control Rev.
               (Georgia Power Company Plant -- Scherer Project), 6% due 7/1/2025 ..............       Aaa/AAA
2,040,360
 2,500,000   Peachtree City, GA Water & Sewerage Authority Sewer System Rev.,
               5.60% due 3/1/2027 .............................................................       Aa3/AA
2,479,100
 2,000,000   Private Colleges & Universities Authority Rev., GA (Spelman College Project),
               6.20% due 6/1/2014 .............................................................       Aaa/AAA
2,117,100
 1,500,000   Private Colleges & Universities Authority Rev.,
               GA (Mercer University Project), 61/2% due 11/1/2015++ ..........................       Aaa/AAA
1,655,895
 3,000,000   Private Colleges & Universities Authority Rev.,
               GA (Agnes Scott College Project), 55/8% due 6/1/2023 ...........................        A1/AA
2,940,150
 1,000,000   Private Colleges & Universities Authority Rev.,
               GA (Mercer University Project), 53/8% due 10/1/2029 ............................        A3/NR
903,270
 1,500,000   Puerto Rico Highway & Transportation Authority Rev.,
               51/2% due 7/1/2026 .............................................................       Baa1/A
1,435,155
 2,000,000   Savannah, GA Airport Rev., 61/4% due 1/1/2015* ...................................       Aaa/AAA
2,074,380

-----------
TOTAL MUNICIPAL BONDS (Cost $44,261,498)-- 98.3% ...........................................................
44,419,672
OTHER ASSETS LESS LIABILITIES--1.7% ........................................................................
766,233

-----------
NET ASSETS-- 100.0% ........................................................................................
$45,185,905

===========

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

LOUISIANA SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$3,000,000   Bastrop, LA Industrial Development Board Pollution Control Rev.
               (International Paper Company Project), 6.90% due 3/1/2007 ......................       A3/BBB+
$3,177,570
 2,500,000   Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
               53/4% due 12/1/2026* ...........................................................       Aa3/AA-
2,423,000
 1,675,000   East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family
               Mortgage Rev.), 5.40% due 10/1/2025
 ..............................................................................................       Aaa/NR
1,562,239
 3,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
               5.90% due 2/1/2018                                                                     Aaa/AAA
3,035,820
 2,000,000   Houma, LA Utilities Rev., 61/4% due 1/1/2012 .....................................       Aaa/AAA
2,101,380
 2,000,000   Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
               6% due 12/1/2024* ..............................................................        Aa/NR
2,000,820
 2,000,000   Jefferson Parish, LA Hospital Service District Rev., 5% due
               7/1/2028 .......................................................................       Aaa/AAA
1,720,100
 2,500,000   Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021 ......................       Aaa/AAA
2,224,425
 2,495,000   Louisiana Housing Finance Agency Mortgage Rev. (Single Family),
               6.45% due 6/1/2027* ............................................................       Aaa/AAA
2,542,454
 2,500,000   Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries
               of Our Lady Health System Project), 5% due 7/1/2025 ............................       Aaa/AAA
2,168,125
 2,500,000   Louisiana Public Facilities Authority Rev. (Loyola University Project),
               55/8% due 10/1/2016 ............................................................       Aaa/AAA
2,485,125

 3,000,000   Louisiana Public Facilities Authority Rev. (Tulane University),
               53/4% due 2/15/2021 ............................................................       Aaa/AAA
2,970,660
 1,500,000   Louisiana State GOs, 5% due 4/15/2018                                                    Aaa/AAA
1,356,840
 2,500,000   Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional  Medical
               Center), 53/4% due 5/15/2021 ...................................................       Aaa/AAA
2,457,325
   185,000   Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
               61/2% due 4/1/2006 .............................................................        NR/NR
185,216
 2,500,000   Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project),
               5.90% due 11/1/2026* ...........................................................       Aa2/AA
2,515,550
 1,250,000   Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and
               Light Company Project), 6.20% due 5/1/2023* ....................................      Baa2/BBB
1,239,975
 2,960,000   Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
               7.15% due 7/1/2016 .............................................................       Aaa/AAA
3,146,569
 2,500,000   Shreveport, LA Airport System Rev., 53/8% due 1/1/2024* ..........................       Aaa/AAA
2,319,450
 1,555,000   Shreveport, LA GOs, 71/2% due 4/1/2006++ .........................................       Aaa/AAA
1,774,115
 2,750,000   Shreveport, LA GOs, 5% due 3/1/2019 ..............................................       Aaa/AAA
2,483,663
 2,050,000   Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
               71/4% due 12/1/2010++ ..........................................................       Aaa/AAA
2,312,011
 2,500,000   Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks Medical Center),
               61/4% due 2/1/2024 .............................................................       Aaa/AAA
2,565,350

------------
TOTAL MUNICIPAL BONDS (Cost $50,753,313)-- 96.8% ...........................................................
50,767,782
VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 1.5% ..........................................................
800,000
OTHER ASSETS LESS LIABILITIES-- 1.7% .......................................................................
883,032

------------
NET ASSETS-- 100.0% ........................................................................................
$52,450,814

============


---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MARYLAND SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$1,000,000   Anne Arundel County, MD GOs, 51/8% due 2/1/2026 ..................................       Aa2/AA+    $
909,480
 1,340,000   Anne Arundel County, MD GOs, 51/8% due 2/1/2027 ..................................       Aa2/AA+
1,216,787
 3,000,000   Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric
               Company Project), 6% due 4/1/2024 ..............................................        A2/A
3,040,200
 2,000,000   Baltimore, MD Consolidated Public Improvement GOs, 63/8% due 10/15/2006 ..........       Aaa/AAA
2,193,160
 2,500,000   Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
               61/2% due 10/1/2011 ............................................................       Aa3/AA-
2,671,850
 2,000,000   Baltimore, MD Project and Refunding Rev. (Water Projects), 51/2% due 7/1/2026 ....       Aaa/AAA
1,955,980
 2,000,000   Howard County, MD Metropolitan District Project GOs, 51/2% due 8/15/2022 .........       Aaa/AAA
1,960,840
 2,000,000   Maryland Community Development Administration Dept. of Housing &  Community
               Development (Multi-Family Housing), 7.70% due 5/15/2020* .......................        Aa/NR
2,084,860
 2,420,000   Maryland Community Development Administration Dept. of Housing &  Community
               Development (Single Family Program), 6.80% due 4/1/2024* .......................       Aa2/NR
2,508,451
 2,500,000   Maryland Community Development Administration Dept. of Housing &  Community
               Development (Residential Rev.), 57/8% due 9/1/2025* ............................       Aa2/NR
2,481,775
 2,500,000   Maryland Community Development Administration Dept. of Housing &  Community
               Development (Multi-Family Housing), 6.70% due 5/15/2027 ........................        Aa/NR
2,614,300
 2,710,000   Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
               Hospital), 53/4% due 7/1/2019++ ................................................       Aaa/AAA
2,749,431
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.
               (Suburban Hospital), 51/8% due 7/1/2021 ........................................        A1/A+
1,773,240
 2,750,000   Maryland Health & Higher Educational Facilities Authority Rev.
               (Anne Arundel Medical Center), 5% due 7/1/2023 .................................       Aaa/AAA
2,471,260
 2,500,000   Maryland Health & Higher Educational Facilities Authority Rev. (Francis Scott
               Key Medical Center), 5% due 7/1/2023 ...........................................       Aaa/AAA
2,246,600
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.  (Mercy Medical
               Center), 53/4% due 7/1/2026 ....................................................       Aaa/AAA
2,007,980
 1,500,000   Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel
               Medical Center), 51/8% due 7/1/2028 ............................................       Aaa/AAA
1,353,225

 1,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Charity Obligated
               Group), 5% due 11/1/2029 .......................................................       Aa2/AA+
881,570
 2,000,000   Maryland Transportation Authority Rev. (Baltimore/Washington International
               Airport Project), 61/4% due 7/1/2014* ..........................................       Aaa/AAA
2,084,600
 2,000,000   Maryland Transportation Authority Rev. Transportation Facilities Projects,
               53/4% due 7/1/2015 .............................................................        A1/A+
2,015,460
 1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
               6.70% due 9/1/2013o ............................................................       Aaa/AAA
1,065,600
 1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
               7.10% due 9/1/2013o ............................................................       Aaa/AAA
1,072,900
   240,000   Montgomery County, MD Housing Opportunities Commission (Single
               Family  Mortgage Rev.), 73/8% due 7/1/2017 .....................................       Aa2/NR
246,993

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MARYLAND SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$1,400,000   Montgomery County, MD Housing Opportunities Commission Rev.,  6.20% due 7/1/2026*..      Aa2/NR   $
1,421,546
 2,000,000   Northeast Maryland Waste Disposal Authority Solid Waste Rev.  (Montgomery County
               Resource Recovery Project), 6.30% due 7/1/2016* .................................      A2/NR
2,062,880
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2036 ...........      Baa1/A
954,500
   630,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev.
               Portfolio 1-C), 6.85% due 10/15/2023 ............................................      Aaa/AAA
656,542
 2,000,000   Washington Suburban Sanitary District, MD, 61/2% due 1/1/2016 .....................      Aa1/AA
2,109,740

------------
TOTAL MUNICIPAL BONDS (Cost $49,828,474)-- 97.0% ...........................................................
50,811,750
VARIABLE RATE DEMAND NOTES (Cost $700,000)-- 1.3% ..........................................................
700,000
OTHER ASSETS LESS LIABILITIES-- 1.7% .......................................................................
860,796

------------
NET ASSETS-- 100.0% ........................................................................................
$52,372,546

============

MASSACHUSETTS SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$5,000,000   Boston, MA Water & Sewer Commission General Rev., 51/4% due 11/1/2019 .............       A1/A+   $
4,799,150
 4,000,000   Massachusetts Bay Transportation Authority General Transportation System Rev.,
               55/8% due 3/1/2026o .............................................................      Aa3/AA-
4,218,880
   805,000   Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002 .......      NR/AAA
810,563
 3,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of
               Charity National Health Systems -- Carney Hospital), 6% due 7/1/2009 ............      Aa2/AA+
3,155,820
 2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of
               Charity National Health Systems -- Carney Hospital), 6.10% due 7/1/2014 .........      Aa2/AA+
2,565,000
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
               Hospital), 6% due 7/1/2018 ......................................................      Aaa/AAA
5,030,200
 3,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Williams College),
               53/4% due 7/1/2019 ..............................................................      Aa1/AA+
3,450,895
 2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
               81/8% due 7/1/20200 .............................................................       NR/NR
2,615,700
 5,100,000   Massachusetts Health & Educational Facilities Authority Rev. (Smith College),
               53/4% due 7/1/2024 ..............................................................      Aa2/AA-
4,987,545
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
               System), 53/8% due 7/1/2024 .....................................................      Aaa/AAA
4,647,800
 6,500,000   Massachusetts Health & Educational Facilities Authority Rev.  (Harvard University),
               55/8% due 11/1/2028 .............................................................      Aaa/AAA
6,331,780
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev.  (South Shore Hospital),
               53/4% due 7/1/2029 ..............................................................       A2/AA
4,663,550
 5,000,000   Massachusetts Housing Finance (Rental Housing Mortgage Rev.), 51/2% due 7/1/2030*..      Aaa/AAA
4,643,850

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MASSACHUSETTS SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$4,985,000   Massachusetts Housing Finance Agency Rev. (Single Family Housing),
               51/2% due 12/1/2030* .............................................................     Aaa/AAA  $
4,589,041
 2,000,000   Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket
               Electric  Company Project), 57/8% due 7/1/2017* ..................................     Aaa/AAA
2,001,820
 3,500,000   Massachusetts Industrial Finance Agency Rev. (Phillips Academy),  53/8% due 9/1/2023     Aa1/AA+
3,261,650
 3,000,000   Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
               55/8% due 3/1/2026 ...............................................................     Aaa/AAA
2,917,470
 3,000,000   Massachusetts Industrial Finance Agency Rev. (Suffolk University),
               51/4% due 7/1/2027 ...............................................................     Aaa/AAA
2,746,470
 2,400,000   Massachusetts Port Authority Rev., 5% due 7/1/2023 .................................     Aa3/AA-
2,109,000
 2,000,000   Massachusetts Port Authority Rev., 5% due 7/1/2028* ................................     Aa3/AA-
1,705,640
 3,000,000   Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project),
               53/4% due 7/1/2039* ..............................................................     Aaa/AAA
2,857,050
 5,000,000   Massachusetts State Consolidated Loan GOs, 5% due 5/1/2019 .........................     Aa3/AA-
4,513,500
 5,000,000   Massachusetts Water Pollution Abatement Trust Pool Program,  51/2% due 8/1/2029 ....     Aaa/AAA
4,781,100
 5,000,000   Plymouth County, MA Certificates of Participation (Plymouth County  Correctional
               Facility Project), 5% due 4/1/2022 ...............................................     Aaa/AAA
4,403,800
 4,000,000   Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2036 ............     Baa1/A
3,818,000
 2,750,000   Puerto Rico Port Authority Rev., 6% due 7/1/2021* ..................................     Aaa/AAA
2,787,510

------------
TOTAL MUNICIPAL BONDS (Cost $95,851,443)-- 98.3% ...........................................................
94,412,784

------------

                                                  VARIABLE RATE DEMAND NOTES
                                                  --------------------------
   100,000   Floyd County, GA Development Authority Environmental Improvement Rev.
               (Georgia Kraft Co. Project) due 12/1/2015 ........................................     P-1/NR
100,000
 2,500,000   Martin County, FL Pollution Control Rev. (Florida Power & Light Co. Project)
               due 9/1/2024 .....................................................................     P-1/NR
2,500,000
   700,000   New York City GOs due 8/1/2022 .....................................................   VMIG-1/A-1+
700,000
   600,000   New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.
               due 10/1/2021 ....................................................................   VMIG-1/A-1+
600,000
   300,000   New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.
               due 6/15/2025 ....................................................................   VMIG-1/A-1+
300,000
   900,000   New York State Energy Research & Development Authority Pollution Control Rev.
               (Niagara Mohawk) due 7/1/2015 ....................................................     NR/A-1+
900,000

------------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $5,100,000) -- 5.3% .................................................
5,100,000

------------
OTHER ASSETS LESS LIABILITIES-- (3.6)% .....................................................................
(3,422,220)

------------
NET ASSETS-- 100.0% ........................................................................................
$96,090,564

============

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MICHIGAN SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$5,000,000   Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021* ............      Aaa/AAA  $
5,302,850
 5,000,000   Detroit, MI GOs, 51/2% due 4/1/2016 ...............................................      Aaa/AAA
4,909,650
 6,000,000   Detroit, MI Water Supply System Rev., 61/4% due 7/1/20120 .........................      Aaa/AAA
6,403,740
 3,000,000   Grand Haven, MI Electric System Rev., 51/4% due 7/1/2013 ..........................      Aaa/AAA
2,950,740
 5,000,000   Grand Rapids, MI Water Supply System Rev., 53/4% due 1/1/2018 .....................      Aaa/AAA
5,001,900
 2,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
               Obligated Group), 5% due 7/1/2028 ...............................................      Aaa/NR
1,732,280
 2,500,000   Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist  Hospital),
               51/2% due 5/15/2028 .............................................................      Aaa/NR
2,365,700
 5,000,000   Kent County, MI Airport Rev., 6.10% due 1/1/2025*o ................................      Aa/AAA
5,417,450
 1,850,000   Kent County, MI Airport Rev., 5% due 1/1/2028* ....................................      Aaa/AAA
1,592,813
 2,775,000   Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/20150 ..............      Aa2/A+
2,964,366
 3,000,000   Lansing, MI Building Authority Rev., 5.60% due 6/1/2019 ...........................      Aa3/AA+
2,968,020
 3,250,000   Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital),
               6.10% due 4/1/2019 ..............................................................      Aaa/AAA
3,277,853
 3,000,000   Michigan Public Power Agency Rev. (Belle River Project), 51/4% due 1/1/2018 .......      A1/AA-
2,780,400
 3,000,000   Michigan State Building Authority Rev., 61/4% due 10/1/2020 .......................      Aa2/AA
3,098,310
 5,000,000   Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 ........      Aa1/AA+
4,810,100
 5,000,000   Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group),
               51/8% due 8/15/2025 .............................................................      Aaa/AAA
4,446,400
 4,500,000   Michigan State Hospital Finance Authority Rev. (St. John Hospital),
               51/4% due 5/15/2026 .............................................................      Aaa/AAA
4,081,410
 5,250,000   Michigan State Hospital Finance Authority Rev. (Mercy Health Services
               Obligated Group), 53/4% due 8/15/2026 ...........................................      Aa3/AA-
5,035,013
 5,000,000   Michigan State Hospital Finance Authority Rev. (Charity Obligated Group),
               51/8% due 11/1/2029 .............................................................      Aa2/AA+
4,319,350
 5,000,000   Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group),
               6% due 11/15/2036 ...............................................................      Aaa/AAA
4,984,800
 1,285,000    Michigan State Housing Development Authority Rev. (Single Family Mortgage),
               6.80% due 12/1/2016 .............................................................      NR/AA+
1,322,907
 3,925,000   Michigan State Housing Development Authority Rev. (Rental Housing),
               6.65% due 4/1/2023 ..............................................................      NR/AA-
4,142,994
 4,000,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
               6.05% due 12/1/2027 .............................................................      NR/AA+
4,029,080
 3,000,000   Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
               61/2% due 2/15/2016 .............................................................      Aaa/AAA
3,156,210
 6,000,000   Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
               6.20% due 9/1/2020 ..............................................................       A2/A
6,152,220
 5,000,000   Michigan State Trunk Line Rev., 5% due 11/1/2026 ..................................      Aaa/AAA
4,382,700
 2,000,000   Midland, MI Water Supply System Rev., 7.20% due 4/1/2010 ..........................       A3/A
2,069,220
 6,300,000   Oxford, MI Area Community Schools GOs, 51/2% due 5/1/2021 .........................      Aaa/AAA
6,098,715


---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MICHIGAN SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$5,000,000   Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
               51/4% due 1/1/2020 ............................................................        Aa3/AA   $
4,514,500
 3,000,000   University of Michigan Hospital Rev., 63/8% due 12/1/20240 ......................        Aa2/AA
3,084,090
 5,000,000   Western Michigan State University Rev., 51/8% due 11/15/2022 ....................       Aaa/AAA
4,544,500
 3,000,000   Wyandotte, MI Electric Rev., 61/4% due 10/1/2017 ................................       Aaa/AAA
3,090,630

-------------
TOTAL MUNICIPAL BONDS (Cost $124,995,202)-- 97.9% .........................................................
125,030,911
VARIABLE RATE DEMAND NOTES (Cost $1,500,000)-- 1.2% .......................................................
1,500,000
OTHER ASSETS LESS LIABILITIES-- 0.9% ......................................................................
1,217,419

-------------
NET ASSETS-- 100.0% .......................................................................................
$127,748,330

=============

MINNESOTA SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$5,000,000   Becker, MN Pollution Control Rev. (Northern States Power Company),
               6.80% due 4/1/2007 .............................................................        A1/A+   $
5,107,750
 1,500,000   Buffalo, MN Independent School District GOs, 6.15% due 2/1/20220 .................      Aaa/AAA
1,551,495
 2,250,000   Burnsville - Eagan - Savage, MN Independent School District GOs,
               51/8% due 2/1/2016 .............................................................       Aa1/NR
2,125,125
 2,350,000   Burnsville - Eagan - Savage, MN Independent School District GOs,
               51/8% due 2/1/2017 .............................................................       Aa1/NR
2,200,023
 1,500,000   Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects),
               5.90% due 10/1/2026 ............................................................       NR/BBB+
1,435,140
 2,000,000   Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029 .......        NR/NR
1,806,200
 5,000,000   Edina, MN Housing Development Rev. (Edina Park Plaza Project),
               7.70% due 12/1/2028 ............................................................        Aa/NR
5,108,200
 3,545,000   Fridley, MN Independent School District GOs, 5.35% due 2/1/2021 ..................      Aaa/AAA
3,388,453
 1,500,000   Minneapolis, MN GOs, 6% due 3/1/2016 .............................................      Aaa/AAA
1,551,315
 4,725,000   Minneapolis, MN Rev. (University Gateway Project), 51/4% due 12/1/2024 ...........       Aa2/AA
4,388,674
 3,000,000   Minneapolis, MN Special School District GOs, 5% due 2/1/2014 .....................       Aa1/AA+
2,855,190
 5,000,000   Minneapolis - St. Paul, MN Housing & Redevelopment Authority Health Care Rev.
               (Children's Health Care), 51/2% due 8/15/2025 ..................................       Aaa/AAA
4,774,150
 4,000,000   Minneapolis - St. Paul, MN Metropolitan Airport Commission Rev.,
               5% due 1/1/2030 ................................................................       Aaa/AAA
3,494,520
 2,250,000   Minnesota Agricultural & Economic Development Board Rev. (Evangelical
               Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022 ..................       Aaa/AAA
2,039,738
 1,250,000   Minnesota Agricultural & Economic Development Board Rev. (Evangelical
               Lutheran Good Samaritan Society Project), 5% due 12/1/2023 .....................       Aaa/AAA
1,104,525
 3,000,000   Minnesota Agricultural & Economic Development Board Health Care Facilities
               Rev. (Benedictine Health System -- St. Mary's Duluth Clinic Health
               System  Obligated Group), 51/8% due 2/15/2029 ..................................       Aaa/AAA
2,661,930
 2,775,000   Minnesota Higher Education Facilities Authority Rev. (University of
               St. Thomas), 5.40% due 4/1/2022 ................................................        A2/NR
2,646,517

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MINNESOTA SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$2,000,000   Minnesota Higher Education Facilities Authority Rev. (St. John's University),
               5.40% due 10/1/2022 ...............................................................     A3/NR   $
1,863,120
 1,775,000   Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
               5.40% due 4/1/2023 ................................................................     A2/NR
1,671,518
 2,500,000   Minnesota Higher Education Facilities Authority Rev. (St. Olaf College),
               51/4% due 4/1/2029 ................................................................     A3/NR
2,248,450
   465,000   Minnesota Housing Finance Agency (Housing Development), 61/4% due 2/1/2020 ..........    Aa2/AA
472,156
   800,000   Minnesota Housing Finance Agency (Single Family Mortgage),  5.65% due 7/1/2022* .....    Aa2/AA+
761,600
 5,000,000   Minnesota Housing Finance Agency (Single Family Mortgage),  6.85% due 1/1/2024* .....    Aa2/AA+
5,150,000
 1,500,000   Minnesota Public Facilities Authority Water Pollution Control Rev.,
               7.10% due 3/1/20120 ...............................................................    Aaa/AAA
1,550,730
 4,000,000   Minnesota Public Facilities Authority Water Pollution Control Rev.,
               61/4% due 3/1/20150 ...............................................................    Aaa/AAA
4,311,240
 5,000,000   Minnesota State GOs, 5.70% due 5/1/2016 .............................................   Aaa/AAA
5,058,750
 5,000,000   North Saint Paul - Maplewood, MN Independent School District GOs,
               51/8% due 2/1/2025 ................................................................    Aa1/AA+
4,523,700
 2,500,000   Northfield, MN Independent School District GOs, 51/4% due 2/1/2017 ..................    Aa1/NR
2,387,525
 4,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo  Medical Center),
               7.45% due 11/15/20060 .............................................................    NR/AA+
4,155,920
 4,500,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo  Medical Center),
               61/4% due 11/15/2014 ..............................................................    NR/AA+
4,725,675
 2,575,000   Rochester, MN Independent School District GOs, 55/8% due 2/1/20160 ..................    Aaa/AA+
2,682,558
 2,715,000   Rochester, MN Independent School District GOs, 55/8% due 2/1/20170 ..................    Aaa/AA+
2,828,406
 4,500,000   Saint Paul, MN Housing and Redevelopment Health Care Rev.,
               (Regions Hospital Project), 5.30% due 5/15/2028 ...................................    NR/BBB+
3,879,855
    45,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               91/8% due 10/1/2000 ...............................................................    NR/CCC
45,064
     5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               91/8% due 12/1/2000 ...............................................................    NR/CCC
5,004
    55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               91/8% due 12/1/2000 ...............................................................    NR/CCC
55,041
    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               91/8% due 10/1/2001 ...............................................................    NR/CCC
50,103
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               91/8% due 12/1/2001 ...............................................................    NR/CCC
10,030
    55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               91/8% due 12/1/2001 ...............................................................    NR/CCC
55,167
     5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L,
               93/4% due 12/1/2001 ...............................................................    NR/CCC
5,025
    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               91/8% due 10/1/2002 ...............................................................    NR/CCC
50,039

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MINNESOTA SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$   10,000  Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               91/8% due 12/1/2002 ............................................................       NR/CCC   $
9,999
    60,000  Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               91/8% due 12/1/2002 ............................................................       NR/CCC
59,993
    10,000  Saint Paul Port Authority, MN Industrial Development Rev. Series L,
               93/4% due 12/1/2002 ............................................................       NR/CCC
10,023
 1,500,000  Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
               53/4% due 1/1/2018 .............................................................        A2/A+
1,504,560
 9,010,000  Western Minnesota Municipal Power Agency-- Power Supply Rev.,
               63/8% due 1/1/2016++ ...........................................................       Aaa/AAA
9,801,168

-------------
TOTAL MUNICIPAL BONDS (Cost $108,901,233)-- 97.4% ..........................................................
108,171,364
VARIABLE RATE DEMAND NOTES (Cost $1,200,000)-- 1.1% ........................................................
1,200,000
OTHER ASSETS LESS LIABILITIES-- 1.5% .......................................................................
1,649,960

-------------
NET ASSETS-- 100.0% ........................................................................................
$111,021,324

=============

MISSOURI SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$2,000,000   Columbia, MO Water and Electric System Improvement Rev., 61/8% due 10/1/20120 .....       A1/AA   $
2,136,120
 2,500,000   Curators of the University of Missouri Health Facilities Rev. (University of
               Missouri Health System), 5.60% due 11/1/2026 ....................................      Aaa/AAA
2,405,575
 1,500,000   Hannibal, MO Industrial Development Authority Health Facilities Rev.
               (Hannibal Regional Hospital), 53/4% due 3/1/2022 ................................      Aaa/AAA
1,483,155
 1,000,000   Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter
               & Gamble Company Paper Products Project), 5.20% due 3/15/2029* ..................      Aa2/AA
896,330
   130,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
               73/8% due 3/1/2006 ..............................................................      Aaa/AAA
131,355
   305,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
               7% due 3/1/2006 .................................................................      Aaa/AAA
308,858
 1,000,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (State Revolving Fund Program), 6.55% due 7/1/2014 ..............................      Aa1/NR
1,052,530
 2,500,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (Union Electric Company Project), 5.45% due 10/1/2028* ..........................      A1/AA-
2,308,875
 2,500,000   Missouri State Environmental Improvement & Energy Resources Authority --
               Water Pollution Control Rev. (State Revolving Fund Program),
               5.40% due 7/1/2015 ..............................................................      Aa1/NR
2,445,325
 2,000,000   Missouri State GOs, 55/8% due 4/1/2017 ............................................      Aaa/AAA
2,016,420
 2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox
               Medical Centers Project), 51/4% due 6/1/2015 ....................................      Aaa/AAA
2,411,825
 1,500,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of
               Mercy  Health System, St. Louis, Inc.), 61/4% due 6/1/2015 ......................      Aa1/AA+
1,565,955

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

MISSOURI SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of
               Mercy  Health System, St. Louis, Inc.), 5% due 6/1/2019 ..........................     Aa1/AA+  $
891,710
 2,500,000   Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
               5% due 6/1/2022 ..................................................................     Aaa/AAA
2,211,950
 2,400,000   Missouri State Health & Educational Facilities Authority Rev.
               (St. Louis University), 5.20% due 10/1/2026 ......................................     Aaa/AAA
2,210,856
 2,500,000   Missouri State Health & Educational Facilities Authority Rev.
               (The Washington University), 5% due 11/15/2037 ...................................     Aa1/AA+
2,140,050
   820,000   Missouri State Housing Development Commission Housing Development Bonds
               (Federally Insured Mortgage Loans), 6% due 10/15/2019 ............................     Aa2/AA+
829,922
 2,285,000   Missouri State Housing Development Commission Single Family Mortgage Rev.
               (Homeownership Loan Program), 5.90% due 9/1/2028* ................................     NR/AAA
2,284,863
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2026 ............     Baa1/A
956,770
 1,500,000   St. Charles County, MO Certificates of Participation (Public Water Supply),
               5.10% due 12/1/2025 ..............................................................     Aaa/NR
1,348,245
 1,500,000   St. Louis, MO Industrial Development Authority Pollution Control Rev.
               (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016 .....................      A1/A+
1,663,455
 1,500,000   St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
               Improvement Rev., 5.95% due 2/15/2016 ............................................     Aaa/AAA
1,532,790
 2,400,000   Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
               53/4% due 10/15/2016++ ...........................................................     Aa2/NR
2,453,352
 2,000,000   Springfield, MO Waterworks Rev., 5.60% due 5/1/20230 ...............................     Aa2/A+
2,089,440
 2,750,000   University of Missouri Systems Facilities Rev., 51/2% due 11/1/2023 ................     Aa2/AA+
2,664,282

------------
TOTAL MUNICIPAL BONDS (Cost $42,856,546)-- 96.3% ...........................................................
42,440,008
VARIABLE RATE DEMAND NOTES (Cost $900,000)-- 2.0% ..........................................................
900,000
OTHER ASSETS LESS LIABILITIES-- 1.7% .......................................................................
735,226

------------
NET ASSETS-- 100.0% ........................................................................................
$44,075,234

============

NEW YORK SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$2,500,000   Long Island Power Authority, NY Electric Systems General Rev.,
               51/2% due 12/1/2029 ...............................................................    Baa1/A-  $
2,329,725
 2,000,000   Metropolitan Transportation Authority, NY (Dedicated Tax Fund),  5% due 4/1/2023 ....    Aaa/AAA
1,782,000
 4,000,000   New York City Municipal Water Finance Authority, NY Water & Sewer
               System Rev., 61/4% due 6/15/20200 .................................................    Aaa/AAA
4,384,560
 4,000,000   New York City Municipal Water Finance Authority, NY Water & Sewer .
               System Rev., 51/8% due 6/15/2030 ..................................................    Aaa/AAA
3,568,520
 1,340,000   New York City, NY GOs, 71/4% due 8/15/20240 .........................................    Aaa/A-
1,415,415

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

NEW YORK SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$    5,000   New York City, NY GOs, 71/4% due 8/15/2024 ..........................................     A3/A-   $
5,235
 1,380,000   New York City, NY GOs, 6% due 8/1/2026 ..............................................     A3/A-
1,387,383
 2,400,000   New York City, NY Industrial Development Agency Civic Facility Rev.
               (The Nightingale-Bamford School Project), 5.85% due 1/15/2020 .....................     A3/A
2,407,320
 3,500,000   New York City, NY Transitional Finance Authority (Future Tax Secured Bonds),
               5% due 5/1/2026 ...................................................................    Aa3/AA
3,088,225
 4,000,000   New York City, NY Trust for Cultural Resources Rev. (American Museum of
               Natural History), 5.65% due 4/1/2027 ..............................................    Aaa/AAA
3,934,200
 4,000,000   New York State Dormitory Authority Rev. (Fordham University),  53/4% due 7/1/2015 ...    Aaa/AAA
4,032,960
 4,000,000   New York State Dormitory Authority Rev. (Rochester Institute of Technology),
               51/2% due 7/1/2018 ................................................................    Aaa/AAA
3,901,440
 3,500,000   New York State Dormitory Authority Rev. (Mental Health Services Facilities
               Improvement), 53/4% due 8/15/2022 .................................................     A3/A-
3,417,120
 3,000,000   New York State Dormitory Authority Rev. (Skidmore College), 53/8% due 7/1/2023 ......    Aaa/AAA
2,843,820
 1,500,000   New York State Dormitory Authority Rev. (Vassar Brothers Hospital),
               53/8% due 7/1/2025 ................................................................    Aaa/AAA
1,411,335
 2,000,000   New York State Dormitory Authority Rev. (Hospital for Special Surgery),
               5% due 2/1/2028 ...................................................................    Aaa/AAA
1,751,000
 2,000,000   New York State Dormitory Authority Rev. (Rockefeller University),  5% due 7/1/2028 ..   Aaa/AAA
1,769,640
 4,000,000   New York State Energy Research & Development Authority Gas Facilities Rev.
               (Brooklyn Union Gas), 51/2% due 1/1/2021 ..........................................    Aaa/AAA
3,877,840
 3,000,000   New York State Environmental Facilities Corporation Pollution Control Rev.
               (State Water -- Revolving Fund), 6.90% due 11/15/2015 .............................    Aaa/AAA
3,322,830
 3,000,000   New York State Housing Finance Agency Rev. (Phillips Village Project),
               73/4% due 8/15/2017* ..............................................................     A2/NR
3,238,410
 3,000,000   New York State Local Government Assistance Corp., 6% due 4/1/2024 ...................     A3/A+
3,021,570
 2,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),  71/2% due 4/1/2016 .......    Aa2/NR
2,042,160
 1,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),  51/2% due 10/1/2028* .....    Aa2/NR
920,120
 1,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),  5.65% due 4/1/2030* ......    Aa2/NR
948,600
 2,000,000   New York State Thruway Authority General Rev., 6% due 1/1/20250 .....................    Aaa/AAA
2,159,700
 2,000,000   New York State Thruway Authority (Highway and Bridge Trust Fund),  5% due 4/1/2018 ..     A3/A
1,778,300
 3,000,000   New York State Thruway Authority Service Contract Rev., 61/4% due 4/1/20140 .........    Baa1/NR
3,274,230
 4,000,000   Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
               (Bristol-Myers Squibb Co. Project), 53/4% due 3/1/2024* ...........................    Aaa/AAA
3,979,000
 2,250,000   Port Authority of New York and New Jersey Consolidated Rev., 61/8% due 6/1/2094 .....    A1/AA-
2,369,452

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

NEW YORK SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$2,250,000   St. Lawrence County, NY Industrial Development Agency Civic Facility Rev.
               (Clarkson University Project), 51/2% due 7/1/2029 .................................    Baa1/NR  $
2,105,190
 1,800,000   Triborough Bridge & Tunnel Authority General Purpose Rev., 51/2% due 1/1/2030 .......    Aa3/A+
1,713,402

------------
TOTAL MUNICIPAL BONDS (Cost $78,410,705)-- 97.9% ...........................................................
78,180,702
VARIABLE RATE DEMAND NOTES (Cost $500,000)-- 0.6% ..........................................................
500,000
OTHER ASSETS LESS LIABILITIES-- 1.5% .......................................................................
1,184,894

------------
NET ASSETS-- 100.0% ........................................................................................
$79,865,596

============


OHIO SERIES

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$2,250,000   Beavercreek Local School District, OH GOs (School Improvement Bonds),
               5.70% due 12/1/2020 ............................................................    Aaa/AAA   $
2,252,993
 3,450,000   Big Walnut Local School District, OH School Building Construction &
               Improvement GOs, 7.20% due 6/1/2007o ...........................................    Aaa/AAA
3,684,496
 4,000,000     Butler County, OH Transportation Improvement District Highway
                Improvement Rev., 51/8% due 4/1/2017 ..........................................    Aaa/AAA
3,752,000
 4,000,000   Cleveland, OH Airport System Rev., 51/8% due 1/1/2027* ...........................    Aaa/AAA
3,532,760
 2,395,000   Cleveland, OH Airport System Rev., 51/8% due 1/1/2027 ............................    Aaa/AAA
2,144,675
 5,000,000   Cleveland, OH Public Power System Rev., 5% due 11/15/2024 ........................    Aaa/AAA
4,480,050
 4,915,000   Cleveland, OH Waterworks Improvement First Mortgage Rev., 53/4% due 1/1/20210 ....    Aaa/AAA
5,259,394
    85,000   Cleveland, OH Waterworks Improvement First Mortgage Rev., 53/4% due 1/1/2021 .....    Aaa/AAA
85,212
 4,500,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
               Airport Project), 6% due 1/1/2020* .............................................    Aaa/AAA
4,557,915
 1,000,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
               Airport Project), 5% due 1/1/2028 ..............................................    Aaa/AAA
881,850
 7,000,000   Franklin County, OH GOs, 53/8% due 12/1/2020 .....................................    Aaa/AAA
6,763,470
 1,250,000   Franklin County, OH Hospital Improvement Rev. (The Children's
               Hospital Project), 5.20% due 5/1/2029 ..........................................    Aa3/NR
1,121,762
 7,500,000   Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
               53/4% due 5/15/2020 ............................................................    Aa3/NR
7,348,725
 2,500,000   Hamilton County, OH Sewer System Rev., 51/2% due 12/1/2017 .......................    Aaa/AAA
2,477,125
 5,000,000   Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023 ....................    Aaa/AAA
5,053,900
 4,000,000   Hudson Local School District, OH GOs, 7.10% due 12/15/2013o ......................    A1/NR
4,227,840
 1,095,000   Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
               8% due 1/1/2013 ................................................................    Aaa/AAA
1,109,290
 6,425,000   Mahoning County, OH Hospital Rev. (Forum Health Obligated Group), 5% due 11/15/2025   Aaa/AAA
5,628,172
 2,000,000   Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
               Company Project), 5.45% due 1/1/2024 .........................................      Aaa/AAA
1,899,300
 6,500,000   Ohio Air Quality Development Authority Rev. (JMG Project), 63/8% due 1/1/2029* ...    Aaa/AAA
6,727,695


---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

OHIO SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
--------
$4,415,000   Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
               Securities Program), 6.10% due 9/1/2028*                                             NR/AAA    $
4,396,899
 2,500,000   Ohio Housing Finance Agency Residential Mortgage Rev.,
               5.40% due 9/1/2029*                                                                  NR/AAA
2,292,500
 1,640,000   Ohio State Higher Educational Facilities Commission Rev. (Oberlin College
               Project), 53/8% due 10/1/20150                                                       NR/AA
1,722,246
 1,360,000   Ohio State Higher Educational Facilities Commission Rev. (Oberlin
               College  Project), 53/8% due 10/1/2015                                               NR/AA
1,330,746
 4,000,000   Ohio State Higher Educational Facilities Commission Rev. (University of
               Dayton Project), 5.40% due 12/1/2022                                                 Aaa/AAA
3,841,400
 2,000,000   Ohio State Liquor Profits Rev., 6.85% due 3/1/2000                                     Aaa/AAA
2,025,740
 4,000,000   Ohio State Public Facilities Commission Rev. (Higher Education Capital Facilities),
               6.30% due 5/1/20060                                                                  Aaa/AAA
4,208,000
 2,190,000   Ohio State Water Development Authority Rev. (Safe Water), 93/8% due 12/1/2010++        Aaa/AAA
2,651,630
 7,500,000   Ohio State Water Development Authority Rev. (Fresh Water), 51/8% due 12/1/2023         Aaa/AAA
6,827,625
 5,000,000   Ohio State Water Development Authority Rev. (Community Assistance),
               5 3/8% due 12/1/2024                                                                 Aaa/AAA
4,764,550
 5,000,000   Ohio State Water Development Authority Rev. (Dayton Power & Light Co.
               Project), 6.40% due 8/15/2027                                                        Aa3/AA-
5,189,750
 2,500,000   Ohio State Water Development Authority Solid Waste Disposal Rev.
               (North Star BHP Steel, L.L.C. Project -- Cargill, Incorporated, Guarantor),
               6.30% due 9/1/2020*
                                                                                                    A1/A+
2,538,700
 3,000,000   Ohio Turnpike Commission, OH Turnpike Rev., 51/2% due 2/15/2026                        Aaa/AAA
2,934,450
 2,955,000   Pickerington Local School District, OH School Building Construction GOs,
               8% due 12/1/2005++                                                                   Aaa/AAA
3,336,165
 4,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036               Baa1/A
3,818,000
 1,000,000   Puerto Rico Telephone Authority Rev., 51/2% due 1/1/20220                              A/AAA
1,055,930
 2,500,000   Twinsburg City School District, OH School Improvement GOs,
               5.90% due 12/1/2021                                                                  Aaa/AAA
2,533,300
 3,000,000   University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/20100                   Aaa/AAA
3,125,730
 2,000,000   Worthington City School District, OH School Building Construction &
               Improvement GOs, 83/4% due 12/1/2002                                                 Aaa/AAA
2,055,880

------------
TOTAL MUNICIPAL BONDS (Cost $133,630,999)-- 98.0%
133,637,865
VARIABLE RATE DEMAND NOTES (Cost $600,000)-- 0.4%
600,000
OTHER ASSETS LESS LIABILITIES-- 1.6%
2,140,861

------------
NET ASSETS-- 100.0%
$136,378,726

============

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

OREGON SERIES


    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
------
$2,000,000   Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health
               Services Project), 51/8% due 10/1/2028 ..........................................   NR/A
$1,743,600
 2,000,000   Chemeketa, OR Community College District GOs, 5.95% due 6/1/20160 .................   Aaa/AAA
2,138,020
 1,500,000   Clackamas County, OR Hospital Facility Authority
               Rev. (Legacy Health System), 5 1/4% due 2/15/2018 ...............................   NR/AA
1,397,775
 1,000,000   Clackamas & Washington Counties, OR GOs (West Linn -- Wilsonville
               School District), 5% due 6/1/2017 ...............................................   Aaa/AAA
928,920
 1,395,000   Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009                            Aa1/AA-
1,422,900
 1,250,000   Multnomah County, OR Education Facility Rev. (University of Portland),
               5% due 4/1/2018 .................................................................   Aaa/AAA
1,146,737
 1,750,000   Multnomah County School District, OR GOs, 51/2% due 6/1/2015                          A1/A+
1,744,400
 2,000,000   North Clackamas Parks & Recreation District -- Clackamas
               County, OR Rev. (Recreational Facilities), 5.70% due 4/1/2013 ...................   NR/A-
2,019,720
 2,000,000   North Wasco County People's Utility District -- Wasco County,
               OR Rev. (Bonneville Power Administration), 5.20% due 12/1/2024 ..................   Aa1/AA-
1,832,120
   750,000   Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
               Corporation (Dominican Sisters of Ontario Inc., d.b.a. Holy Rosary Medical
               Center Project), 6.10% due 11/15/2017 ...........................................   Aa2/AA
767,115
 2,500,000   Oregon Department of Administrative Services Certificates of Participation,
               5.80% due 5/1/20240 .............................................................   Aaa/AAA
2,678,025
 2,250,000   Oregon Department of Administrative Services Certificates of Participation,
               5% due 5/1/2024 .................................................................   Aaa/AAA
2,007,540
 1,000,000   Oregon Department of Transportation Regional Light Rail Extension Rev.,
               6.20% due 6/1/2008 ..............................................................   Aaa/AAA
1,077,210
 2,000,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
               (Linfield College Project), 51/4% due 10/1/2023 .................................   Baa1/NR
1,808,140
 2,500,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
               (Reed College Project), 53/8% due 7/1/2025 ......................................   NR/AA-
2,361,775
 1,250,000   Oregon Health Sciences University Rev., 51/4% due 7/1/2028 ........................   Aaa/AAA
1,139,650
 2,000,000   Oregon Housing & Community Services Department Housing & Finance Rev.
               (Assisted or Insured Multi-Unit Program), 53/4% due 7/1/2012 ....................   Aa2/A+
2,024,180
   840,000   Oregon Housing & Community Services Department Mortgage Rev.
               (Single Family Mortgage Program), 5.65% due 7/1/2019* ...........................   Aa2/NR
804,283
 1,000,000   Oregon Housing & Community Services Department Mortgage Rev.
               (Single Family Mortgage Program), 6% due 7/1/2027* ..............................   Aa2/NR
1,003,260
   500,000   Oregon Housing & Community Services Department Mortgage Rev.
               (Single Family Mortgage Program), 53/4% due 7/1/2029* ...........................   Aa2/NR
482,700

   500,000   Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006 ............................   Aa2/AA
625,000

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

OREGON SERIES (CONTINUED)

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
------
$1,260,000   Oregon State GOs (Veterans' Welfare), 57/8% due 10/1/2018 .......................     Aa2/AA
$1,266,779
   250,000   Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 ...............     Aa2/AA
260,210
 1,000,000   Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* ..............     Aa2/AA
1,055,580
   950,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*0 ...........     Aaa/AAA
1,096,614
    50,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*0 ...........     Aaa/AAA
52,912
   500,000   Port of Portland, OR International Airport Rev., 53/4% due 7/1/2025* ............     Aaa/AAA
492,030
 1,500,000   Port of Portland, OR International Airport Rev., 55/8% due 7/1/2026* ............     Aaa/AAA
1,452,525
 2,000,000   Portland, OR GOs, 5.60% due 6/1/2014 ............................................     Aa2/NR
2,018,420
 1,250,000   Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
               6 5/8% due 5/1/2011 ...........................................................     Aaa/AAA
1,313,462
 2,500,000   Portland, OR Sewer System Rev., 5% due 6/1/2015 .................................     Aaa/AAA
2,354,625
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 51/2% due
               7/1/2026 ......................................................................     Baa1/A
956,770
   630,000   Puerto Rico Housing Finance Corp. Single Family Mortgage Rev.),
               6.85% due 10/15/2023 ..........................................................     Aaa/AAA
656,542

 1,000,000   Puerto Rico Ports Authority Rev., 7% due 7/1/2014* ..............................     Aaa/AAA
1,057,040
 2,000,000   Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018 ...     NR/AA-
1,800,800
 2,600,000   Salem, OR Pedestrian Safety Improvements GOs, 53/4% due 5/1/20110 ...............     Aaa/AAA
2,748,460
 1,110,000   Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
               73/8% due 1/1/2007 ............................................................     Baa1/NR
1,118,203
   500,000   Virgin Islands Public Finance Authority Rev., 51/2% due 10/1/2022 ...............       NR/BBB-
468,435
 2,500,000   Washington and Multnomah Counties, OR (Beaverton School District),
               5% due 8/1/2017 ...............................................................     Aa2/AA-
2,308,100
 1,500,000   Washington County, OR Unified Sewerage Agency Rev., 53/4% due 10/1/2011 .........     Aaa/AAA
1,577,085

-----------
TOTAL MUNICIPAL BONDS (Cost $55,157,115)-- 97.4% ...........................................................
55,207,662
VARIABLE RATE DEMAND NOTES (Cost $500,000)-- 0.9% ..........................................................
500,000
OTHER ASSETS LESS LIABILITIES-- 1.7% .......................................................................
996,119

-----------
NET ASSETS-- 100.0% ........................................................................................
$56,703,781

===========

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1999

SOUTH CAROLINA SERIES


    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
------
$3,000,000   Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016 .....................      Aaa/AAA
$2,958,060
   745,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
               7.15% due 2/1/2004 ...........................................................      A1/A
767,223
   770,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
               7.15% due 8/1/2004 ...........................................................      A1/A
792,969
   800,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
               7.20% due 2/1/2005 ...........................................................      A1/A
823,856
 2,500,000   Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 .................      A1/AA-
2,580,000
 5,000,000   Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026 ...........      Aaa/NR
4,631,750
 6,000,000   Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
               5 3/4% due 8/1/2023* .........................................................      A1/AA-
5,915,280
 3,500,000   Darlington County, SC Industrial Development Rev. (Sonoco Products
               Company Project), 6% due 4/1/2026* ...........................................      A2/A
3,502,310
 2,500,000   Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas
               Company), 6 1/2% due 9/1/2014 ................................................      A1/A+
2,672,575
 1,000,000   Georgetown County, SC Pollution Control Facilities Rev. (International Paper
               Company), 7 3/8% due 6/15/2005 ...............................................      A3/BBB+
1,011,540
 3,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 51/2% due 5/1/2016 ....      NR/AA
2,889,330
 2,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 51/4% due 5/1/2023 ....      Aa3/AA
1,779,620
 3,000,000   Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
               5 7/8% due 10/1/2017 .........................................................      Aaa/AAA
3,008,250
 1,600,000   Lancaster County, SC School District GOs, 6.60% due 7/1/20120 ..................      Aaa/AAA
1,723,776
 5,000,000   Lexington County, SC Hospital Rev. (Health Services District, Inc.),
               5 1/8% due 11/1/2026 .........................................................      Aaa/AAA
4,417,600
 1,000,000   Lexington County School District, SC Certificates of Participation
               (Red Bank/White Knoll Elementary Project), 7.10% due 9/1/2011o ...............      Aaa/AAA
1,072,130
 1,000,000   Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011 .      Aaa/AAA
1,037,430
 3,000,000   Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 ........................      Aaa/AAA
3,032,850
 1,500,000   North Charleston Sewer District, SC Rev., 63/8% due 7/1/2012 ...................      Aaa/AAA
1,656,765
 5,000,000   Oconee County, SC Pollution Control Rev. (Duke Power Co. Project),
               5.80% due 4/1/2014 ...........................................................      Aa2/AA-
5,042,100
 1,250,000   Piedmont Municipal Power Agency, SC Electric Rev., 61/4% due 1/1/2021 ..........      Aaa/AAA
1,335,550
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2036 ........      Baa1/A
954,500
 2,000,000   Puerto Rico Highway & Transportation Authority Rev., 5% due 7/1/2038 ...........      Baa1/A
1,732,180

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
o  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

    FACE                                                                                            RATINGS+
MARKET
   AMOUNT                             MUNICIPAL BONDS                                             MOODY'S/S&P
VALUE
  --------                            ---------------                                             -----------
------
$2,500,000   Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control
               Facilities Financing Authority Higher Education Rev. (Inter-American
               University of Puerto Rico Project), 5% due 10/1/2022 .........................      Aaa/AAA
$2,268,350
   2,000,000  Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
               Corp. Project), 7.45% due 4/1/2021* ..........................................      A3/BBB+
2,114,200
 1,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
               Corp. Project), 7 1/8% due 9/1/2021* .........................................      A3/BBB+
1,056,170
 5,000,000   Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 ..................      Aaa/AAA
4,510,000
 3,000,000   South Carolina Job--Economic Development Authority Hospital Rev.
               (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018 ....................      NR/AA-
2,779,860
 2,000,000   South Carolina Jobs--Economic Development Authority Hospital Rev.
               (Georgetown Memorial Hospital), 5% due 11/1/2029 .............................      Aaa/NR
1,722,860
 5,000,000   South Carolina Public Service Authority Rev., 57/8% due 1/1/2023 ...............      Aaa/AAA
5,001,100
   500,000   South Carolina State Housing Finance & Development Authority Rev.
               (Homeownership Mortgage), 7.55% due 7/1/2011 .................................      Aa2/AA
510,610
 2,055,000   South Carolina State Housing Finance & Development Authority Rental
               Housing Rev. (North Bluff Project), 5.60% due 7/1/2016 .......................      NR/AA
2,011,126
 1,000,000   South Carolina State Housing Finance & Development Authority
               Rev. (Multi-Family Development), 6 7/8% due 11/15/2023 .......................      Aaa/NR
1,044,940
 4,640,000   South Carolina State Housing Finance & Development Authority Mortgage Rev.,
               5.40% due 7/1/2029* ..........................................................      Aaa/NR
4,213,816
 5,000,000   South Carolina State Ports Authority Rev., 5.30% due 7/1/2026* .................      Aaa/AAA
4,538,600
 5,000,000   South Carolina Transportation Infrastructure Bank Rev., 53/8% due 10/1/2024 ....      Aaa/NR
4,727,600
 2,500,000   Spartanburg, SC Water System Rev., 5% due 6/1/2027 .............................      Aaa/AAA
2,197,825
 3,000,000   University of South Carolina Rev., 53/4% due 6/1/2026 ..........................      Aaa/AAA
2,951,490

-----------
TOTAL MUNICIPAL BONDS (Cost $98,132,261)-- 97.9%
96,986,191
VARIABLE RATE DEMAND NOTES (Cost $400,000)-- 0.4%
400,000
OTHER ASSETS LESS LIABILITIES-- 1.7%
1,678,094

-----------
NET ASSETS-- 100.0%
$99,064,285

===========

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

                                                  NATIONAL         COLORADO         GEORGIA
LOUISIANA         MARYLAND
                                                   SERIES           SERIES           SERIES
SERIES           SERIES
                                                ------------     ------------     ------------     ------------
-----------

ASSETS:
Investments, at value (See
  portfolios of investments):
  Long-term holdings.....................       $96,351,833      $44,704,889      $44,419,672      $50,767,782
$50,811,750
  Short-term holdings....................           900,000          100,000               --
800,000          700,000
                                                -----------      -----------      -----------      -----------
-----------
                                                 97,251,833       44,804,889       44,419,672       51,567,782
51,511,750
Cash ....................................            77,686           77,601          99,596
59,574          106,165
Interest receivable......................         1,480,103          872,566          835,308
890,119          904,060
Expenses prepaid to shareholder
  service agent .........................            16,018            6,048            5,670
7,034            7,182
Receivable for Capital Stock sold........            12,230               --            5,607
57,517               --
Receivable for securities sold...........                --               --               --
100,000           15,040
Other....................................             9,046              550              592
631              637
                                                -----------      -----------      -----------      -----------
-----------
TOTAL ASSETS.............................        98,846,916       45,761,654       45,366,445       52,682,657
52,544,834
                                                -----------      -----------      -----------      -----------
-----------

LIABILITIES:
Dividends payable........................           148,680           66,918           65,854
79,075           78,425
Payable for Capital Stock
  repurchased ...........................            83,420            6,633           46,648
82,325           17,123
Payable for securities purchased.........                --               --               --
--               --
Accrued expenses and other...............           124,380           61,665           68,038
70,443           76,740
                                                -----------      -----------      -----------      -----------
-----------
TOTAL LIABILITIES........................           356,480          135,216          180,540
231,843          172,288
                                                -----------      -----------      -----------      -----------
-----------
NET ASSETS...............................       $98,490,436      $45,626,438      $45,185,905      $52,450,814
$52,372,546
                                                ===========      ===========      ===========      ===========
===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A................................       $    11,764         $  6,292         $  5,510         $
6,603         $  6,355
  Class C................................                15                9               23
--                9
  Class D................................             1,052              129              298
116              356
Additional paid-in capital...............       100,603,889       45,964,884       44,142,514       52,131,570
51,362,285
Undistributed/accumulated net
  realized gain (loss)                           (1,347,292)         314,611          879,386
298,056           20,265

Net unrealized appreciation
  (depreciation) of investments                    (778,992)        (659,487)         158,174
14,469          983,276
                                                -----------      -----------      -----------      -----------
-----------
Net Assets...............................       $98,490,436      $45,626,438      $45,185,905      $52,450,814
$52,372,546
                                                ===========      ===========      ===========      ===========
===========

NET ASSETS:
  Class A................................       $90,295,874      $44,649,010      $42,692,018      $51,543,103
$49,522,785
  Class C................................       $   115,095      $    60,163      $   175,613      $         8
$    74,666
  Class D................................       $ 8,079,467      $   917,265      $ 2,318,274      $   907,703
$ 2,775,095

SHARES OF CAPITAL STOCK
  OUTSTANDING ($.001 par value):
  Class A................................        11,763,732        6,292,081        5,510,158
6,602,610        6,354,635
  Class C................................            14,996            8,485           22,619
1            9,573
  Class D................................         1,052,626          129,412          298,565
116,303          355,819

NET ASSET VALUE PER SHARE:

  CLASS A................................             $7.68            $7.10            $7.75
$7.81            $7.79
  CLASS C................................             $7.68            $7.09            $7.76
$7.80            $7.80
  CLASS D................................             $7.68            $7.09            $7.76
$7.80            $7.80

----------
See Notes to Financial Statements.

                                                MASSACHUSETTS         MICHIGAN           MINNESOTA
MISSOURI
                                                    SERIES             SERIES              SERIES
SERIES
                                                 ------------       ------------       ------------
-----------
ASSETS:
Investments, at value (See
  portfolios of investments):
  Long-term holdings.......................      $94,412,784        $125,030,911       $108,171,364
$42,440,008
  Short-term holdings......................        5,100,000           1,500,000          1,200,000
900,000
                                                 -----------        ------------       ------------
-----------
                                                  99,512,784         126,530,911        109,371,364
43,340,008
Cash ......................................          137,487             129,361             88,212
146,038
Interest receivable........................        1,485,087           2,397,470          1,843,294
862,910
Expenses prepaid to shareholder
  service agent ...........................           13,231              16,753             15,877
6,048
Receivable for Capital Stock sold..........           41,352                 953             74,291
10,711
Receivable for securities sold.............           86,740                  --                 --
--
Other......................................            1,307               1,580              1,363
545
                                                 -----------        ------------       ------------
-----------
TOTAL ASSETS...............................      101,277,988         129,077,028        111,394,401
44,366,260
                                                 -----------        ------------       ------------
-----------

LIABILITIES:
Dividends payable..........................          139,211             191,115            164,837
63,086
Payable for Capital Stock
  repurchased .............................           87,133             981,856             77,290
165,101
Payable for securities purchased...........        4,839,869                  --                 --
--
Accrued expenses and other.................          121,211             155,727            130,950
62,839
                                                 -----------        ------------       ------------
-----------
TOTAL LIABILITIES..........................        5,187,424           1,328,698            373,077
291,026
                                                 -----------        ------------       ------------
-----------
NET ASSETS.................................      $96,090,564        $127,748,330       $111,021,324
$44,075,234
                                                 ===========        ============       ============
===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A..................................        $  12,444           $  15,613          $  14,827          $
5,960
  Class C..................................               31                  15                 --
3
  Class D..................................              393                 258                252
85
Additional paid-in capital.................       96,975,267         127,215,076        111,141,369
44,443,642
Undistributed/accumulated net
  realized gain (loss)                               541,088             481,659            594,745
42,082

Net unrealized appreciation
  (depreciation) of investments                   (1,438,659)             35,709           (729,869)
(416,538)
                                                 -----------        ------------       ------------
-----------
Net Assets.................................      $96,090,564        $127,748,330       $111,021,324
$44,075,234
                                                 ===========        ============       ============
===========

NET ASSETS:
  Class A..................................      $92,929,094        $125,559,543       $109,165,501
$43,436,867
  Class C..................................      $   228,113        $    114,458       $          7       $
21,241
  Class D..................................      $ 2,933,357        $  2,074,329       $  1,855,816       $
617,126

SHARES OF CAPITAL STOCK
  OUTSTANDING ($.001 par value):
  Class A..................................       12,444,174          15,613,059         14,826,476
5,960,302
  Class C..................................           30,554              14,249                  1
2,914
  Class D..................................          392,913             258,231            252,040
84,672

NET ASSET VALUE PER SHARE:

  CLASS A..................................            $7.47               $8.04              $7.36
$7.29
  CLASS C..................................            $7.47               $8.03              $7.36
$7.29
  CLASS D..................................            $7.47               $8.03              $7.36
$7.29

                                                   NEW YORK              OHIO                OREGON           SOUTH
CAROLINA
                                                    SERIES              SERIES               SERIES
SERIES
                                                 -----------         ------------          -----------
--------------

ASSETS:
Investments, at value (See
  portfolios of investments):
  Long-term holdings.......................      $78,180,702         $133,637,865          $55,207,662
$96,986,191
  Short-term holdings......................          500,000              600,000              500,000
400,000
                                                 -----------         ------------          -----------
-----------
                                                  78,680,702          134,237,865           55,707,662
97,386,191
Cash ......................................          130,687               89,261               71,713
144,015
Interest receivable........................        1,375,340            2,407,651            1,048,750
1,808,965
Expenses prepaid to shareholder
  service agent ...........................           10,207               17,767                7,561
13,231
Receivable for Capital Stock sold..........            2,590               51,418                4,764
23,946
Receivable for securities sold.............               --                   --              140,353
Other......................................              990                1,693
688                1,238
                                                 -----------         ------------          -----------
-----------
TOTAL ASSETS...............................       80,200,516          136,805,655           56,981,491
99,377,586
                                                 -----------         ------------          -----------
-----------

LIABILITIES:
Dividends payable..........................          118,517              206,237               80,916
147,603
Payable for Capital Stock
  repurchased .............................          112,851               69,428              123,324
46,032
Payable for securities purchased...........               --                   --
--                   --
Accrued expenses and other.................          103,552              151,264               73,470
119,666
                                                 -----------         ------------          -----------
-----------
TOTAL LIABILITIES..........................          334,920              426,929              277,710
313,301
                                                 -----------         ------------          -----------
-----------
NET ASSETS.................................      $79,865,596         $136,378,726          $56,703,781
$99,064,285
                                                 ===========         ============          ===========
===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A..................................         $  9,984            $  17,681             $  7,281            $
12,104
  Class C..................................               24                    2
--                   44
  Class D..................................              369                  173
298                  775
Additional paid-in capital.................       80,123,675          136,080,439           56,265,935
99,383,656
Undistributed/accumulated net
  realized gain (loss)                               (38,453)             273,565              379,720
813,776

Net unrealized appreciation
  (depreciation) of investments                     (230,003)               6,866               50,547
(1,146,070)
                                                 -----------         ------------          -----------
-----------
Net Assets.................................      $79,865,596         $136,378,726          $56,703,781
$99,064,285
                                                 ===========         ============          ===========
===========

NET ASSETS:
  Class A..................................      $76,832,420         $135,034,266          $54,472,877
$92,793,466
  Class C..................................      $   189,227         $     17,354          $         8          $
335,045
  Class D..................................      $ 2,843,949         $  1,327,106          $ 2,230,896          $
5,935,774

SHARES OF CAPITAL STOCK
  OUTSTANDING ($.001 par value):
  Class A..................................        9,983,619           17,680,543            7,280,478
12,103,778
  Class C..................................           24,565                2,261                    1
43,745
  Class D..................................          369,232              172,900              298,402
775,003

NET ASSET VALUE PER SHARE:

  CLASS A..................................            $7.70                $7.64
$7.48                $7.67
  CLASS C..................................            $7.70                $7.68
$7.48                $7.66
  CLASS D..................................            $7.70                $7.68
$7.48                $7.66

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                                           NATIONAL       COLORADO        GEORGIA
LOUISIANA      MARYLAND
                                                            SERIES         SERIES         SERIES
SERIES         SERIES
                                                         -----------    -----------     -----------
-----------    -----------
INVESTMENT INCOME:
Interest..........................................       $ 5,963,680   $  2,594,201     $ 2,700,531    $
3,099,085    $ 3,167,637
                                                         -----------    -----------     -----------
-----------    -----------

EXPENSES:
Management fees...................................           527,074        236,902         247,712
276,780        280,990
Distribution and service fees.....................           167,666         54,836          75,460
62,013         85,666
Shareholder account services......................           138,107         64,517          71,553
72,335         80,702
Auditing and legal fees...........................            31,737         26,562          20,612
27,761         25,316
Registration......................................            29,474         12,083          11,553
8,536         15,550
Custody and related services......................            18,973         11,897           9,305
9,067         12,824
Shareholder reports and communications............            12,045          5,098           7,481
7,172          7,179
Directors' fees and expenses......................             9,028          7,090           7,031
7,347          7,361
Miscellaneous.....................................             4,689          2,941           3,061
3,166          3,221
                                                         -----------    -----------     -----------
-----------    -----------
TOTAL EXPENSES....................................           938,793        421,926         453,768
474,177        518,809
                                                         -----------    -----------     -----------
-----------    -----------
NET INVESTMENT INCOME.............................         5,024,887      2,172,275       2,246,763
2,624,908      2,648,828
                                                         -----------    -----------     -----------
-----------    -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...........           211,923        430,454         884,473
303,123         30,812
Net change in unrealized
  appreciation of investments                             (8,530,095)    (3,920,316)     (4,441,923)
(4,254,499)    (3,439,773)
                                                         -----------    -----------     -----------
-----------    -----------
NET LOSS ON INVESTMENTS...........................        (8,318,172)    (3,489,862)     (3,557,450)
(3,951,376)    (3,408,961)
                                                         -----------    -----------     -----------
-----------    -----------
DECREASE IN NET ASSETS FROM OPERATIONS............       $(3,293,285)   $(1,317,587)    $(1,310,687)
$(1,326,468)   $  (760,133)
                                                         ===========    ===========     ===========
===========    ===========

----------
See Notes to Financial Statements.

                                              MASSACHUSETTS       MICHIGAN       MINNESOTA       MISSOURI
                                                 SERIES            SERIES         SERIES          SERIES
                                               -----------      -----------     -----------     -----------
INVESTMENT INCOME:
Interest..................................     $ 5,682,127      $ 7,724,930     $ 6,626,483     $ 2,601,285
                                               -----------      -----------     -----------     -----------

EXPENSES:
Management fees...........................         527,272          696,613         596,977         242,203
Distribution and service fees.............         129,426          165,574         140,152          52,103
Shareholder account services..............         136,008          182,464         170,276          70,841
Auditing and legal fees...................          34,033           38,939          43,018          24,454
Registration..............................          16,123           21,254          17,758          11,577
Custody and related services..............          27,374           28,645          28,666          11,821
Shareholder reports and communications....          14,444           17,965          10,452           5,643
Directors' fees and expenses..............           8,653            9,147           8,879           7,118
Miscellaneous.............................           4,802            5,893           5,347           3,086
                                               -----------      -----------     -----------     -----------
TOTAL EXPENSES............................         898,135        1,166,494       1,021,525         428,846
                                               -----------      -----------     -----------     -----------
NET INVESTMENT INCOME.....................       4,783,992        6,558,436       5,604,958       2,172,439
                                               -----------      -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                           836,791          616,641         607,305          48,875
Net realized gain (loss) on investments...
Net change in unrealized                       (10,688,280)     (10,841,083)     (8,515,969)    (3,922,017)
  appreciation of investments                  -----------      -----------     -----------     -----------
                                                (9,851,489)     (10,224,442)     (7,908,664)     (3,873,142)
NET LOSS ON INVESTMENTS...................     -----------      -----------     -----------     -----------
                                               $(5,067,497)     $(3,666,006)    $(2,303,706)    $(1,700,703)
DECREASE IN NET ASSETS FROM OPERATIONS....     ===========      ===========     ===========     ===========

                                                 NEW YORK           OHIO          OREGON      SOUTH CAROLINA
                                                  SERIES           SERIES         SERIES          SERIES
                                                -----------     -----------     -----------     -----------
INVESTMENT INCOME:
Interest..................................      $ 4,666,126     $ 8,269,587     $ 3,216,326     $ 5,944,698
                                                -----------     -----------     -----------     -----------

EXPENSES:
Management fees...........................          428,752         740,911         299,155         542,489
Distribution and service fees.............          114,966         162,097          84,456         165,063
Shareholder account services..............          105,556         191,068          82,032         145,959
Auditing and legal fees...................           27,899          43,949          33,035          33,604
Registration..............................           14,964          21,199          11,508          14,928
Custody and related services..............            8,280          22,362          12,281          24,859
Shareholder reports and communications....           11,028          10,679           5,110          12,403
Directors' fees and expenses..............            8,294           9,373           7,239           7,967
Miscellaneous.............................            4,052           6,142           3,323           4,780
                                                -----------     -----------     -----------     -----------
TOTAL EXPENSES............................          723,791       1,207,780         538,139         952,052
                                                -----------     -----------     -----------     -----------
NET INVESTMENT INCOME.....................        3,942,335       7,061,807       2,678,187       4,992,646
                                                -----------     -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                            (30,466)        297,271         383,853         969,149
Net realized gain (loss) on investments...
Net change in unrealized                         (7,250,070)    (11,188,018)     (4,304,261)     (9,667,415)
  appreciation of investments                   -----------     -----------     -----------     -----------
                                                 (7,280,536)    (10,890,747)     (3,920,408)     (8,698,266)
NET LOSS ON INVESTMENTS...................      -----------     -----------     -----------     -----------
                                                $(3,338,201)    $(3,828,940)    $(1,242,221)    $(3,705,620)
DECREASE IN NET ASSETS FROM OPERATIONS....      ===========     ===========     ===========     ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                    NATIONAL SERIES              COLORADO SERIES
GEORGIA SERIES

----------------------------------------------------------------------------------------
                                               YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,     YEAR ENDED
SEPTEMBER 30,

-----------------------------------------------------------------------------------------
                                               1999           1998             1999         1998
1999           1998
                                          -------------- --------------    ------------- ------------
--------------  -----------

OPERATIONS:
Net investment income....................    $  5,024,887  $  4,996,585    $  2,172,275 $   2,274,183  $   2,246,763
$  2,287,170
Net realized gain on investments.........         211,923     1,375,240         430,454     1,217,468
884,473      355,347
NET CHANGE IN UNREALIZED
  APPRECIATION OF INVESTMENTS ...........      (8,530,095)    2,557,155      (3,920,316)      133,704
(4,441,923)   1,483,755
                                             ------------ -------------    ------------  ------------   ------------
------------
Increase (Decrease) in Net Assets
  from Operations                              (3,293,285)    8,928,980      (1,317,587)    3,625,355
(1,310,687)   4,126,272
                                             ------------ -------------    ------------  ------------   ------------
------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A................................      (4,766,686)   (4,774,389)     (2,141,971)   (2,263,810)
(2,145,554)  (2,185,497)
  Class C................................            (996)           --            (638)           --
(1,879)          --
  Class D................................        (257,205)     (222,196)        (29,666)      (10,373)
(99,330)    (101,673)
Net realized gain on investments:
  Class A................................              --            --              --            --
(256,931)    (187,062)
  Class C................................              --            --              --            --
--           --
  Class D................................              --            --              --            --
(15,052)     (10,787)
                                             ------------ -------------    ------------  ------------   ------------
------------
DECREASE IN NET ASSETS FROM  DISTRIBUTIONS     (5,024,887)   (4,996,585)     (2,172,275)   (2,274,183)
(2,518,746)  (2,485,019)
                                             ------------ -------------    ------------  ------------   ------------
------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares........       5,374,193     8,028,491       3,938,964     1,430,445
3,266,648    2,957,644
Investment of dividends..................       2,813,446     2,791,404       1,250,466     1,272,671
1,454,489    1,509,764
Exchanged from associated Funds..........      22,062,389    24,012,099       7,143,293     2,248,315
945,166      314,227
Shares issued in payment of
   gain distributions ...................              --            --              --            --
213,097      154,849
                                             ------------ -------------    ------------  ------------   ------------
------------
Total....................................      30,250,028    34,831,994      12,332,723     4,951,431
5,879,400    4,936,484
                                             ------------ -------------    ------------  ------------   ------------
------------
Cost of shares repurchased...............     (11,785,860)  (10,630,348)     (4,176,969)   (7,648,076)
(7,410,411)  (7,514,108)
Exchanged into associated Funds..........     (20,956,923)  (18,592,948)     (4,966,613)   (2,745,460)
(686,937)  (1,084,357)
                                             ------------ -------------    ------------  ------------   ------------
------------
Total....................................     (32,742,783)  (29,223,296)     (9,143,582)  (10,393,536)
(8,097,348)  (8,598,465)
                                             ------------ -------------    ------------  ------------   ------------
------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS.......      (2,492,755)    5,608,698       3,189,141    (5,442,105)
(2,217,948)  (3,661,981)
                                             ------------ -------------    ------------  ------------   ------------
------------
INCREASE (DECREASE) IN NET ASSETS........     (10,810,927)    9,541,093        (300,721)   (4,090,933)
(6,047,381)  (2,020,728)

NET ASSETS:

Beginning of year........................     109,301,363    99,760,270      45,927,159    50,018,092
51,233,286   53,254,014
                                             ------------ -------------    ------------  ------------   ------------
------------
END OF YEAR..............................     $98,490,436  $109,301,363     $45,626,438   $45,927,159
$45,185,905  $51,233,286
                                             ============ =============    ============  ============   ============
============

----------------
See Notes to Financial Statements.

                                              LOUISIANA SERIES               MARYLAND SERIES
                                         --------------------------    --------------------------
                                          YEAR Ended SEPTEMBER 30,      YEAR Ended SEPTEMBER 30,
                                         --------------------------    --------------------------
                                             1999           1998           1999           1998
                                         -----------    -----------    -----------    -----------
OPERATIONS:
Net Investment Income ................   $ 2,624,908    $ 2,755,599    $ 2,648,828    $ 2,639,840
Net realized gain on investments .....       303,123        750,930         30,812        183,975
Net change in unrealized
   appreciation of investments .......    (4,254,499)       904,770     (3,439,773)     1,341,557
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................    (1,326,468)     4,411,299       (760,133)     4,165,372
                                         -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A ............................    (2,592,830)    (2,732,585)    (2,529,563)    (2,539,788)
  Class C ............................            --             --           (491)            --
  Class D ............................       (32,078)       (23,014)      (118,774)      (100,052)
Net realized gain on investments:
  Class A ............................      (742,225)       (95,055)      (184,646)      (307,098)
  Class C ............................            --             --             --             --
  Class D ............................       (11,055)          (862)       (10,939)       (11,949)
                                         -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS ......................    (3,378,188)    (2,851,516)    (2,844,413)    (2,958,887)
                                         -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares ....     2,639,130      1,868,262      2,360,545      5,140,080
Investment of dividends ..............     1,282,591      1,383,759      1,604,067      1,575,152
Exchanged from associated Funds ......        79,357         74,752        302,980        311,127
Shares issued in payment of
   gain distributions ................       498,800         65,667        148,824        236,682
                                         -----------    -----------    -----------    -----------
Total ................................     4,936,484      3,392,440      4,416,416      7,263,041
                                         -----------    -----------    -----------    -----------
Cost of shares repurchased ...........    (4,264,493)    (4,248,647)    (6,166,502)    (4,776,521)
Exchanged into associated Funds ......      (224,567)      (266,535)      (291,435)      (285,947)
                                         -----------    -----------    -----------    -----------
Total ................................    (4,489,060)    (4,515,182)    (6,457,937)    (5,062,468)
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ...        10,818     (1,122,742)    (2,041,521)     2,200,573
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS ....    (4,693,838)       437,041     (5,646,067)     3,407,058

NET ASSETS:
Beginning of year ....................    57,144,652     56,707,611     58,018,613     54,611,555
                                         -----------    -----------    -----------    -----------
END OF YEAR ..........................   $52,450,814    $57,144,652    $52,372,546    $58,018,613
                                         ===========    ===========    ===========    ===========

                                               MASSACHUSETTS SERIES             MICHIGAN SERIES
                                          ---------------------------    ----------------------------
                                           YEAR Ended SEPTEMBER 30,        YEAR Ended SEPTEMBER 30,
                                          ---------------------------    ----------------------------
                                              1999            1998            1999            1998
                                          -----------    ------------    ------------    ------------
OPERATIONS:
Net investment income ................    $ 4,783,992    $  5,151,550    $  6,558,436    $  6,920,269
Net realized gain on investments .....        836,791         360,413         616,641       2,466,720
Net change in unrealized
   appreciation of investments .......    (10,688,280)      4,686,395     (10,841,083)      2,641,464
                                          -----------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................     (5,067,497)     10,198,358      (3,666,006)     12,028,453
                                          -----------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A ............................     (4,692,195)     (5,099,272)     (6,466,582)     (6,853,272)
  Class C ............................         (1,124)             --            (678)             --
  Class D ............................        (90,673)        (52,278)        (91,176)        (66,997)
Net realized gain on investments:
  Class A ............................       (643,189)     (1,288,484)     (2,565,404)     (1,235,329)
  Class C ............................             --              --              --              --
  Class D ............................         (9,341)        (14,760)        (38,013)        (15,651)
                                          -----------    ------------    ------------    ------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS ......................     (5,436,522)     (6,454,794)     (9,161,853)     (8,171,249)
                                          -----------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares ....      4,563,932       2,818,298       5,706,815       5,106,070
Investment of dividends ..............      2,809,223       3,089,407       3,963,684       4,240,543
Exchanged from associated Funds ......     22,685,568      10,975,607         835,726       3,035,133
Shares issued in payment of
   gain distributions ................        465,453         958,304       1,930,148         925,258
                                          -----------    ------------    ------------    ------------
TOTAL ................................     30,524,176      17,841,616      12,436,373      13,307,004
                                          -----------    ------------    ------------    ------------
Cost of shares repurchased ...........    (10,234,861)    (10,348,233)    (16,216,494)    (13,011,091)
Exchanged into associated Funds ......    (24,490,848)    (11,696,486)     (1,646,007)     (3,366,149)
                                          -----------    ------------    ------------    ------------
Total ................................    (34,725,709)    (22,044,719)    (17,862,501)    (16,377,240)
                                          -----------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ...     (4,201,533)     (4,203,103)     (5,426,128)     (3,070,236)
                                          -----------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ....    (14,705,552)       (459,539)    (18,253,987)        786,968

NET ASSETS:
Beginning of year ....................    110,796,116     111,255,655     146,002,317     145,215,349
                                          -----------    ------------    ------------    ------------
END OF YEAR ..........................    $96,090,564    $110,796,116    $127,748,330    $146,002,317
                                          ===========    ============    ============    ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                 MINNESOTA SERIES              MISSOURI SERIES                 NEW
YORK SERIES
                                          ----------------------------   ---------------------------
---------------------------
                                             YEAR Ended SEPTEMBER 30,      YEAR Ended SEPTEMBER 30,       YEAR Ended
SEPTEMBER 30,
                                          ----------------------------   ---------------------------
---------------------------
                                               1999            1998          1999            1998
1999            1998
                                          ------------    ------------   -----------     -----------
-----------     -----------
OPERATIONS:
Net investment income .................   $  5,604,958    $  5,966,394   $ 2,172,439     $ 2,391,647    $
3,942,335     $ 4,037,530
Net realized gain (loss) on investments        607,305       2,326,890        48,875         792,748
(30,466)      2,733,067
Net change in unrealized
   appreciation of investments ........     (8,515,969)        714,989    (3,922,017)        984,919
(7,250,070)      1,350,015
                                          ------------    ------------   -----------     -----------
-----------     -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ....................     (2,303,706)      9,008,273    (1,700,703)      4,169,314
(3,338,201)      8,120,612
                                          ------------    ------------   -----------     -----------
-----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A .............................     (5,526,321)     (5,891,605)   (2,152,510)     (2,377,089)
(3,833,260)     (3,969,021)
  Class C .............................             --              --          (274)             --
(1,806)             --
  Class D .............................        (78,637)        (74,789)      (19,655)        (14,558)
(107,269)        (68,509)
Net realized gain on investments:
  Class A .............................     (1,489,186)       (139,563)     (736,677)       (437,159)
(2,031,676)       (837,486)
  Class C .............................             --              --            --              --
--              --
  Class D .............................        (27,145)         (2,075)       (6,599)         (3,680)
(55,062)        (15,723)
                                          ------------    ------------   -----------     -----------
-----------     -----------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS ......................     (7,121,289)     (6,108,032)   (2,915,715)     (2,832,486)
(6,029,073)     (4,890,739)
                                          ------------    ------------   -----------     -----------
-----------     -----------
CAPITAL SHARE TRANSACTIONS:
Net Proceeds from sales of shares .....      3,756,676       4,343,082     1,479,059       1,598,115
7,652,890       3,946,501
Investment of dividends ...............      3,721,959       3,976,085     1,107,523       1,147,741
2,390,775       2,391,974
Exchanged from associated Funds .......        827,963         506,489       521,150         223,404
5,429,214       3,356,915
Shares issued in payment of
   gain distributions .................      1,216,730         114,384       492,702         284,656
1,677,700         678,964
                                          ------------    ------------   -----------     -----------
-----------     -----------
Total .................................      9,523,328       8,940,040     3,600,434       3,253,916
17,150,579      10,374,354
                                          ------------    ------------   -----------     -----------
-----------     -----------
Cost of shares repurchased ............    (11,554,954)    (10,445,285)   (5,000,231)     (6,940,785)
(8,097,861)     (8,302,159)
Exchanged into associated Funds .......       (998,565)     (1,391,785)     (275,964)       (522,272)
(6,823,431)     (3,398,115)
                                          ------------    ------------   -----------     -----------
-----------     -----------
Total .................................    (12,553,519)    (11,837,070)   (5,276,195)     (7,463,057)
(14,921,292)    (11,700,274)
                                          ------------    ------------   -----------     -----------
-----------     -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .....     (3,030,191)     (2,897,030)   (1,675,761)     (4,209,141)
2,229,287      (1,325,920)
                                          ------------    ------------   -----------     -----------
-----------     -----------
INCREASE (DECREASE) IN NET ASSETS .....    (12,455,186)          3,211    (6,292,179)     (2,872,313)
(7,137,987)      1,903,953

NET ASSETS:
Beginning of year .....................    123,476,510     123,473,299    50,367,413      53,239,726
87,003,583      85,099,630
                                          ------------    ------------   -----------     -----------
-----------     -----------
END OF YEAR ...........................   $111,021,324    $123,476,510   $44,075,234     $50,367,413
$79,865,596     $87,003,583
                                          ============    ============   ===========     ===========
===========     ===========

                                                  OHIO SERIES                   OREGON SERIES            SOUTH
CAROLINA SERIES
                                         ----------------------------   ---------------------------
----------------------------
                                           YEAR Ended SEPTEMBER 30,       YEAR Ended SEPTEMBER 30,       YEAR Ended
SEPTEMBER 30,
                                         ----------------------------   ---------------------------
----------------------------
                                              1999            1998          1999            1998
1999             1998
                                         ------------    ------------   -----------     -----------
-----------     ------------
OPERATIONS:
Net investment income .................  $  7,061,807    $  7,551,775   $ 2,678,187     $ 2,628,729    $
4,992,646     $  5,074,598
Net realized gain (loss) on investments       297,271       3,398,423       383,853         375,535
969,149        1,214,196
Net change in unrealized
   appreciation of investments ........   (11,188,018)      1,953,712    (4,304,261)      1,637,046
(9,667,415)       2,638,545
                                         ------------    ------------   -----------     -----------
-----------     ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ....................    (3,828,940)     12,903,910    (1,242,221)      4,641,310
(3,705,620)       8,927,339
                                         ------------    ------------   -----------     -----------
-----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A .............................    (7,006,935)     (7,504,421)   (2,584,867)     (2,555,801)
(4,761,901)      (4,905,709)
  Class C .............................          (117)             --            --              --
(3,556)              --
  Class D .............................       (54,755)        (47,354)      (93,320)        (72,928)
(227,189)        (168,889)
Net realized gain on investments:
  Class A .............................    (2,412,770)     (2,017,799)     (359,284)       (700,268)
(835,120)        (905,320)
  Class C .............................            --              --            --              --
--               --
  Class D .............................       (18,170)        (15,589)      (16,245)        (21,792)
(44,640)         (34,538)
                                         ------------    ------------   -----------     -----------
-----------     ------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS ......................    (9,492,747)     (9,585,163)   (3,053,716)     (3,350,789)
(5,872,406)      (6,014,456)
                                         ------------    ------------   -----------     -----------
-----------     ------------
CAPITAL SHARE TRANSACTIONS:
Net Proceeds from sales of shares .....     3,574,358       3,924,808     5,650,520       5,491,603
5,997,523       12,987,023
Investment of dividends ...............     4,309,497       4,659,364     1,700,123       1,645,108
2,859,370        2,937,857
Exchanged from associated Funds .......     1,299,228         474,687     1,106,856         168,042
364,330          504,151
Shares issued in payment of
   gain distributions .................     1,836,174       1,546,463       293,110         555,040
700,269          730,165
                                         ------------    ------------   -----------     -----------
-----------     ------------
Total .................................    11,019,257      10,605,322     8,750,609       7,859,793
9,921,492       17,159,196
                                         ------------    ------------   -----------     -----------
-----------     ------------
Cost of shares repurchased ............   (14,258,117)    (13,498,231)   (6,217,621)     (5,366,485)
(12,479,379)     (11,443,252)
Exchanged into associated Funds .......    (1,290,220)     (1,775,539)   (1,784,796)       (449,600)
(721,823)      (1,387,967)
                                         ------------    ------------   -----------     -----------
-----------     ------------
Total .................................   (15,548,337)    (15,273,770)   (8,002,417)     (5,816,085)
(13,201,202)     (12,831,219)
                                         ------------    ------------   -----------     -----------
-----------     ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .....    (4,529,080)     (4,668,448)      748,192       2,043,708
(3,279,710)       4,327,977
                                         ------------    ------------   -----------     -----------
-----------     ------------
INCREASE (DECREASE) IN NET ASSETS .....   (17,850,767)     (1,349,701)   (3,547,745)      3,334,229
(12,857,736)       7,240,860

NET ASSETS:
Beginning of year .....................   154,229,493     155,579,194    60,251,526      56,917,297
111,922,021      104,681,161
                                         ------------    ------------   -----------     -----------
-----------     ------------
END OF YEAR ...........................  $136,378,726    $154,229,493   $56,703,781     $60,251,526
$99,064,285     $111,922,021
                                         ============    ============   ===========     ===========
===========     ============

----------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. The Fund began offering Class C shares on May 27, 1999. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

B. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

D. MULTIPLE CLASS ALLOCATIONS -- Each Series' income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1999, distribution and service fees were the only class-specific expenses.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1999, were as follows:

   SERIES                            PURCHASES                           SALES
   ------                            ---------                           -----
National                            $13,710,320                      $16,318,815
Colorado                              7,204,322                        3,868,319
Georgia                              11,587,368                       13,068,608
Louisiana                             4,677,642                        5,179,825
Maryland                                975,380                        1,750,616
Massachusetts                        24,515,790                       28,748,480
Michigan                              5,130,252                       13,737,393
Minnesota                            11,442,088                       16,600,430
Missouri                              4,903,510                        7,378,015
New York                              9,891,643                       10,169,039
Ohio                                  8,765,830                       15,311,230
Oregon                                8,177,695                        7,168,620
South Carolina                       19,017,505                       22,447,948

NOTES TO FINANCIAL STATEMENTS

    At September 30, 1999, each Series' cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                                      TOTAL                            TOTAL
                                   UNREALIZED                       UNREALIZED
   SERIES                         APPRECIATION                     DEPRECIATION
   ------                         ------------                     ------------
National                           $1,705,295                       $2,484,287
Colorado                              983,850                        1,643,337
Georgia                             1,431,042                        1,272,868
Louisiana                           1,387,501                        1,373,032
Maryland                            1,662,116                          678,840
Massachusetts                       1,483,033                        2,921,692
Michigan                            3,272,639                        3,236,930
Minnesota                           2,639,804                        3,369,673
Missouri                              969,122                        1,385,660
New York                            2,017,724                        2,247,727
Ohio                                3,301,161                        3,294,295
Oregon                              1,479,649                        1,429,102
South Carolina                      1,662,139                        2,808,209

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

    Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

                          DISTRIBUTOR               DEALER
   SERIES                 CONCESSIONS             COMMISSIONS
--------------         -----------------       -----------------
National                    $10,666               $ 78,581
Colorado                      6,661                 48,597
Georgia                       9,380                 72,550
Louisiana                    10,366                 75,186
Maryland                      8,989                 67,823
Massachusetts                15,801                110,978
Michigan                     15,721                117,807
Minnesota                    16,002                112,488
Missouri                      5,149                 38,995
New York                     11,345                 89,869
Ohio                         12,275                 89,395
Oregon                       16,867                124,997
South Carolina               18,815                139,299

    The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 1999, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                                   TOTAL FEES                      % OF AVERAGE
   SERIES                             PAID                          NET ASSETS
   ------                          ----------                      ------------
National                            $102,335                           .10%
Colorado                              46,686                           .10
Georgia                               47,988                           .10
Louisiana                             53,706                           .10
Maryland                              54,772                           .10
Massachusetts                        104,516                           .10
Michigan                             141,587                           .10
Minnesota                            119,493                           .10
Missouri                              46,594                           .10
New York                              85,866                           .10
Ohio                                 147,925                           .10
Oregon                                58,613                           .10
South Carolina                       103,775                           .10

    Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1999, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

  SERIES           CLASS C     CLASS D         SERIES          CLASS C CLASS D
  ------           -------     -------         ------          ---------------
National            $238       $65,093       Minnesota           $ --  $20,659
Colorado             163         7,987       Missouri              64    5,445
Georgia              481        26,991       New York             451   28,649
Louisiana             --         8,307       Ohio                  29   14,143
Maryland             121        30,773       Oregon                --   25,843
Massachusetts        293        24,617       South
Michigan             169        23,818       Carolina             892   60,396

NOTES TO FINANCIAL STATEMENTS

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year after purchase. For the year ended September 30, 1999, such charges were as follows:

   SERIES                                        SERIES
   ------                                        ------
National               $2,363                 Minnesota               $ 456
Colorado                  592                 Missouri                   21
Georgia                 1,741                 New York                1,233
Louisiana                  42                 Ohio                      452
Maryland                1,050                 Oregon                  3,106
Massachusetts           1,088                 South Carolina          6,858
Michigan                  894

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1999, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                                               DISTRIBUTION AND
   SERIES                          COMMISSIONS                   SERVICE FEES
-------------                      -----------                 ----------------
National                             $2,960                          $8,433
Colorado                                660                           2,725
Georgia                                 205                             938
Louisiana                               357                             956
Maryland                              3,964                           1,481
Massachusetts                           880                           2,251
Michigan                              1,929                           3,104
Minnesota                               730                           2,745
Missouri                                 --                           3,144
New York                              1,097                          14,043
Ohio                                    174                           4,351
Oregon                                  652                           1,815
South Carolina                        2,061                           6,392

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

   SERIES                                           SERIES
-------------                                    --------------
National           $138,107                      Minnesota           $170,276
Colorado             64,517                      Missouri              70,841
Georgia              71,553                      New York             105,556
Louisiana            72,335                      Ohio                 191,068
Maryland             80,702                      Oregon                82,032
Massachusetts       136,008                      South Carolina       145,959
Michigan            182,464

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at September 30, 1999, are included in other liabilities as follows:

  SERIES                                            SERIES
-------------                                    --------------
National            $18,163                      Minnesota            $15,709
Colorado             11,698                      Missouri              11,710
Georgia              11,045                      New York              15,553
Louisiana            12,637                      Ohio                  15,833
Maryland             12,634                      Oregon                11,554
Massachusetts        15,649                      South Carolina        11,267
Michigan             15,306

5. COMMITTED LINE OF CREDIT -- The Fund is a participant in a joint $750 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2000, but is renewable annually with the consent of the participating banks. For the year ended September 30, 1999, the Fund had not borrowed from the credit facility.

6. CAPITAL LOSS CARRYFORWARD -- At September 30, 1999, the National Series had a net capital loss carryforward for federal income tax purposes of $1,347,292, which is available for offset against future taxable net capital gains, expiring in various amounts through 2003. Accordingly, no capital gain distribution is expected to be paid to shareholders of the National Series until net capital gains have been realized in excess of the available capital loss carryforward.

NOTES TO FINANCIAL STATEMENTS

7. CAPITAL STOCK TRANSACTIONS -- The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 1999, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

                                       CLASS A                          CLASS C                         CLASS D
                  ------------------------------------------------  ----------------
--------------------------------------------
                              YEAR ENDED SEPTEMBER 30,              MAY 27, 1999* TO           YEAR ENDED SEPTEMBER
30,
                  ------------------------------------------------    SEPTEMBER 30,
--------------------------------------------
                           1999                       1998                1999                1999
1998
                  -----------------------   ----------------------  ----------------   -------------------
----------------------
NATIONAL SERIES     SHARES       AMOUNT       SHARES      AMOUNT    SHARES   AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                  ----------  -----------   ---------   ----------  ------  --------   -------   ---------
---------   ----------
Net proceeds
from
  sales of shares    522,795   $4,248,236     873,287   $7,098,841  14,919  $118,601   123,246  $1,007,356
114,176     $929,650
Investment
of
  dividends......    326,477    2,639,265     321,523    2,620,048      77       594    21,570     173,587
21,003      171,356
Exchanged
from

associated
  Funds            2,035,910   16,425,324     865,763    7,059,979      --        --   697,233   5,637,065
2,093,008   16,952,120
Shares issued
in
  payment of
gain
  distributions..         --           --          --           --      --        --        --          --
--           --
                  ----------  -----------   ---------   ----------  ------  --------   -------   ---------
---------   ----------
Total............  2,885,182   23,312,825   2,060,573   16,778,868  14,996   119,195   842,049   6,818,008
2,228,187   18,053,126
                  ----------  -----------   ---------   ----------  ------  --------   -------   ---------
---------   ----------
Cost of
shares
  repurchased.... (1,251,160) (10,091,427) (1,226,722)  (9,998,684)     --        --  (209,777) (1,694,433)
(77,574)    (631,664)
Exchanged
into

associated
  Funds           (2,125,455) (17,090,673)   (747,805)  (6,101,457)     --        --  (468,791) (3,866,250)
(1,545,820)  12,491,491)
                  ----------  -----------   ---------   ----------  ------  --------   -------   ---------
---------   ----------
Total............ (3,376,615) (27,182,100) (1,974,527) (16,100,141)     --        --  (678,568) (5,560,683)
(1,623,394) (13,123,155)
                  ----------  -----------   ---------   ----------  ------  --------   -------   ---------
---------   ----------
Increase
  (Decrease)        (491,433) $(3,869,275)     86,046   $  678,727  14,996  $119,195   163,481  $1,257,325
604,793  $4,929,971
                  ==========  ===========   =========   ==========  ======  ========   =======   =========
=========   ==========

* Commencement of offering of Class C shares.

                                         CLASS A                           CLASS C                         CLASS D
                     ------------------------------------------------   -----------------
----------------------------------------
                                 YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO           YEAR ENDED
SEPTEMBER 30,
                     ------------------------------------------------      SEPTEMBER 30,
----------------------------------------
                              1999                     1998                   1999
1999                 1998
                     -----------------------  -----------------------   -----------------   ------------------
------------------
COLORADO SERIES        SHARES       AMOUNT      SHARES       AMOUNT      SHARES   AMOUNT    SHARES     AMOUNT
SHARES     AMOUNT
                     ----------   ----------  ----------  -----------   -------  --------   -------   --------
-------   --------
Net proceeds from
  sales of shares...    446,957   $3,319,830     171,756   $1,287,016    28,937  $209,488    54,407   $409,646
19,107   $143,429
 Investment of
  dividends.........    165,388    1,232,318     168,624    1,265,360        40       290     2,384     17,858
974      7,311
Exchanged from
  associated Funds..    909,439    6,824,823     294,638    2,208,315        --        --    41,999    318,470
5,319     40,000
Shares issued in
  payment of gain
  distributions.....         --          --          --           --        --        --        --         --
--         --
                     ----------   ----------  ----------  -----------   -------  --------   -------   --------
-------   --------
Total...............  1,521,784   11,376,971     635,018    4,760,691    28,977   209,778    98,790    745,974
25,400    190,740
                     ----------   ----------  ----------  -----------   -------  --------   -------   --------
-------   --------
Cost of shares
  repurchased.......   (555,222)  (4,113,017) (1,009,933)  (7,569,275)   (6,956)  (49,460)   (1,952)   (14,492)
(10,459)   (78,801)
Exchanged into
  associated Funds..   (642,500)  (4,774,441)   (363,810)  (2,730,725)  (13,536)  (97,324)   (12,506)  (94,848)
(1,959)   (14,735)
                     ----------   ----------  ----------  -----------   -------  --------   -------   --------
-------   --------
Total............... (1,197,722)  (8,887,458) (1,373,743) (10,300,000)  (20,492) (146,784)  (14,458)  (109,340)
(12,418)   (93,536)
                     ----------   ----------  ----------  -----------   -------  --------   -------   --------
-------   --------
Increase (Decrease).    324,062   $2,489,513   (738,725)  $(5,539,309)    8,485  $ 62,994    84,332   $636,634
12,982   $ 97,204
                     ==========   ==========  ==========  ===========   =======  ========   =======   ========
=======   ========

* Commencement of offering of Class C shares.

NOTES TO FINANCIAL STATEMENTS

                                        CLASS A                          CLASS C                        CLASS D
                    ---------------------------------------------  ------------------
--------------------------------------------
                               YEAR ENDED SEPTEMBER 30,             MAY 27, 1999* TO           YEAR ENDED SEPTEMBER
30,
                    ---------------------------------------------  ------------------
--------------------------------------------
                            1999                    1998           SEPTEMBER 30, 1999         1999
1998
                    ---------------------  ---------------------- -------------------  -------------------
---------------------
GEORGIA SERIES         SHARES      AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    ---------------------  ---------------------- -------------------  -------------------
---------------------
Net proceeds from
   sales of shares    316,556  $2,581,779    248,416   $2,038,654    22,407  $180,954    60,850   $503,915
111,889  $  918,990
Investment of
   dividends......    169,142   1,378,731    173,232    1,422,482       212     1,669     9,056     74,089
10,608      87,282
Exchanged from
   associated Funds   107,712     888,905     31,751      260,904        --        --     6,834     56,261
6,394      53,323
Shares issued in
   payment of gain
   distributions..     24,233     200,164     17,956      145,261        --        --     1,562     12,933
1,182       9,588
                    --------- -----------   --------  -----------    ------  --------  --------  ---------
--------   ---------
Total.............    617,643   5,049,579    471,355    3,867,301    22,619   182,623    78,302    647,198
130,073   1,069,183
                    --------- -----------   --------  -----------    ------  --------  --------  ---------
--------   ---------
Cost of shares
   repurchased....   (809,338) (6,556,764)  (844,100)  (6,905,867)       --        --  (104,845)  (853,647)
(73,925)   (608,241)
Exchanged into
   associated Funds   (75,068)   (609,761)   (86,018)    (703,073)       --        --    (9,346)   (77,176)
(46,291)   (381,284)
                    --------- -----------   --------  -----------    ------  --------  --------  ---------
--------   ---------
Total.............  (884,406)  (7,166,525)  (930,118)  (7,608,940)       --        --  (114,191)  (930,823)
(120,216)   (989,525)
                    --------- -----------   --------  -----------    ------  --------  --------  ---------
--------   ---------
Increase (Decrease) (266,763) $(2,116,946)  (458,763) $(3,741,639)   22,619  $182,623   (35,889) $(283,625)
9,857   $  79,658
                    ========  ===========   ========  ===========    ======  ========  ========  =========
========   =========

* Commencement of offering of Class C shares.

                                        CLASS A                          CLASS C                        CLASS D
                    --------------------------------------------- --------------------
------------------------------------------
                               YEAR ENDED SEPTEMBER 30,             MAY 27, 1999* TO           YEAR ENDED SEPTEMBER
30,
                    --------------------------------------------- --------------------
------------------------------------------
                            1999                    1998           SEPTEMBER 30, 1999         1999
1998
                    ---------------------  ---------------------- -------------------  -------------------
---------------------
LOUISIANA SERIES       SHARES      AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    ---------------------  ---------------------- -------------------  -------------------
---------------------

Net proceeds from
  sales of shares...  286,860  $2,335,829    191,119   $1,593,079         1       $ 8    36,897   $303,293
32,909  $  275,183
Investment of
  dividends.........  153,834   1,263,489    163,549    1,366,881        --        --     2,320     19,102
2,019      16,878
Exchanged from
  associated Funds..    8,079      67,137      3,509       29,131        --        --     1,465     12,220
5,444      45,621
Shares issued in
  payment of gain
  distributions....    58,865     490,938      7,857       64,975        --        --       944      7,862
84         692
                     --------  ----------   --------  -----------    ------   -------   -------   --------
--------   ---------
Total..............   507,638   4,157,393    366,034    3,054,066         1         8    41,626    342,477
40,456     338,374
                     --------  ----------   --------  -----------    ------   -------   -------   --------
--------   ---------
Cost of shares
  repurchased......  (496,701) (4,067,199)  (505,091)  (4,220,025)       --        --   (23,790)  (197,294)
(3,426)    (28,622)
Exchanged into
  associated Funds.   (27,551)   (224,567)   (31,881)    (266,535)       --        --        --         --
--          --
                     --------  ----------   --------  -----------    ------   -------   -------   --------
--------   ---------
Total..............  (524,252) (4,291,766)  (536,972)  (4,486,560)       --        --  (23,790)  (197,294)
(3,426)     (28,622)
                     --------  ----------   --------  -----------    ------   -------   -------   --------
--------   ---------
Increase (Decrease).  (16,614) $ (134,373)  (170,938) $(1,432,494)        1   $     8    17,836   $145,183
37,030   $ 309,752
                     ========  ==========   ========  ===========    ======   =======   =======   ========
========   =========

* Commencement of offering of Class C shares.

NOTES TO FINANCIAL STATEMENTS

                                        CLASS A                          CLASS C                        CLASS D
                    --------------------------------------------- -------------------
------------------------------------------
                               YEAR ENDED SEPTEMBER 30,             MAY 27, 1999* TO            YEAR ENDED SEPTEMBER
30,
                    --------------------------------------------- -------------------
------------------------------------------
                            1999                    1998            SEPTEMBER 30, 1999         1999
1998
                    -----------------------  --------------------- -------------------  -------------------
---------------------
MARYLAND SERIES        SHARES      AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    -----------------------  --------------------- -------------------  -------------------
---------------------
 Net proceeds from
  sales of shares... 219,835    $1,796,871    452,967   $3,716,423     9,572   $76,445    59,308  $ 487,229
173,585  $1,423,657
Investment of
  dividends......... 185,215     1,505,823    182,716    1,496,930         1         8    12,056     98,236
9,536      78,222
Exchanged from
  associated Funds..  31,342       253,207     35,858      294,333        --        --     6,029     49,773
2,043     16,794
Shares issued in
  payment of gain
  distributions....   16,816       138,396     27,829      225,691        --        --     1,266     10,428
1,354      10,991
                    --------- ------------  ---------  -----------    ------   -------  --------  ---------
---------  ----------
Total..............  453,208     3,694,297    699,370    5,733,377     9,573    76,453    78,659    645,666
186,518   1,529,664
                    --------- ------------  ---------  -----------    ------   -------  --------  ---------
---------  ----------
Cost of shares
  repurchased...... (666,448)   (5,412,629)  (519,240)  (4,254,611)       --        --   (92,244)  (753,873)
(63,527)   (521,910)
Exchanged into
  associated Funds.  (29,780)     (241,553)   (34,518)    (282,486)       --        --    (6,195)   (49,882)
(423)     (3,461)
                    --------- ------------  ---------  -----------    ------   -------  --------  ---------
---------  ----------
Total.............  (696,228)   (5,654,182)  (553,758)  (4,537,097)       --        --   (98,439)  (803,755)
(63,950)   (525,371)
                    --------- ------------  ---------  -----------    ------   -------  --------  ---------
---------  ----------
Increase (Decrease) (243,020) $ (1,959,885)   145,612  $ 1,196,280     9,573   $ 76,453  (19,780) $(158,089)
122,568  $ 1,004,293
                    ========  ============  =========  ===========    ======   ========  =======  =========
=========  ===========

* Commencement of offering of Class C shares.

                                        CLASS A                           CLASS C                        CLASS D
                    ----------------------------------------------- -------------------
-----------------------------------------
                              YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO           YEAR ENDED
SEPTEMBER 30,
                    ----------------------------------------------- -------------------
-----------------------------------------
MASSACHUSETTS                 1999                     1998          SEPTEMBER 30, 1999
1999                 1998
                    -----------------------  ---------------------- -------------------  -------------------
--------------------
SERIES                 SHARES        AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    ------------------------  ---------------------- -------------------  -------------------
--------------------
Net proceeds from
   sales of shares.    394,021   $ 3,161,511     301,803   $2,426,260   30,519  $233,167   144,406 $1,169,254
48,564  $392,038
Investment of
   dividends.......    346,377     2,758,847     381,287    3,066,637       14       103     6,391     50,273
2,830    22,770
Exchanged from
   associated Funds  2,678,695    21,337,252   1,354,117   10,859,223       21       157   166,950  1,348,159
14,321   116,384
Shares issued in
   payment of gain
   distributions...     56,744       460,197     120,229      951,011       --        --       648      5,256
923     7,293
                    ----------  ------------  ----------  -----------   ------  --------  --------  ---------
--------- ---------
Total..............  3,475,837    27,717,807   2,157,436   17,303,131   30,554   233,427   318,395  2,572,942
66,638   538,485
                    ----------  ------------  ----------  -----------   ------  --------  --------  ---------
--------- ---------
Cost of shares
   repurchased..... (1,208,459)   (9,620,904) (1,241,182)  (9,987,117)      --        --  (78,032)   (613,957)
(44,816) (361,116)
Exchanged into
   associated Funds (3,050,731)  (24,293,627) (1,454,254) (11,696,486)      --        --   (25,100)
(197,221)        --        --
                    ----------  ------------  ----------  -----------   ------  --------  --------  ---------
---------  --------
Total.............  (4,259,190)  (33,914,531) (2,695,436) (21,683,603)      --        --  (103,132)  (811,178)
(44,816) (361,116)
                    ----------  ------------  ----------  -----------   ------  --------  --------  ---------
---------  --------
Increase (Decrease)   (783,353) $ (6,196,724)   (538,000) $(4,380,472)  30,554  $233,427   215,263 $1,761,764
21,822  $ 177,369
                    ==========  ============  ==========  ===========   ======  ========  ========  =========
=========  =========

* Commencement of offering of Class C shares.

NOTES TO FINANCIAL STATEMENTS

                                        CLASS A                           CLASS C                        CLASS D
                    ----------------------------------------------- -------------------
-----------------------------------------
                              YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO           YEAR ENDED
SEPTEMBER 30,
                    -----------------------------------------------
-----------------------------------------
                             1999                    1998            SEPTEMBER 30, 1999
1999                 1998
                    -----------------------  ---------------------- --------------------  -------------------
--------------------
MICHIGAN SERIES        SHARES      AMOUNT     SHARES       AMOUNT     SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    ------------------------  ----------------------  ------------------  -------------------
--------------------
Net proceeds from
 sales of shares..    566,910   $ 4,817,469     552,545    $4,780,685    14,221  $116,801    90,158  $ 772,545
37,739   $325,385
Investment of
 dividends........    460,956     3,901,810     484,322     4,190,240        28       226     7,291     61,648
5,822     50,303
Exchanged from
 associated Funds.     61,998       530,458     339,541     2,928,969        --        --    34,906    305,268
12,157    106,164
Shares issued in
 payment of gain
 distributions....    221,134     1,897,325     106,820       911,174        --        --     3,830     32,823
1,653     14,084
                   ----------   -----------  ----------   -----------    ------  --------   -------  ---------
--------- ---------
Total.............  1,310,998    11,147,062   1,483,228    12,811,068    14,249   117,027   136,185  1,172,284
57,371    495,936
                   ----------   -----------  ----------   -----------    ------  --------   -------  ---------
--------- ---------
Cost of shares
 repurchased...... (1,838,104)  (15,497,098) (1,447,886)  (12,531,450)       --        --   (86,833)  (719,396)
(55,636)  (479,641)
Exchanged into
 associated Funds    (192,577)   (1,646,007)   (382,652)   (3,299,610)       --        --        --         --
(7,657)   (66,539)
                   ----------   -----------  ----------   -----------    ------  --------   -------  ---------
---------  --------
Total............. (2,030,681)  (17,143,105) (1,830,538)  (15,831,060)       --        --  (86,833)  (719,396)
(63,293)  (546,180)
                   ----------  ------------  ----------   -----------    ------  --------   -------  ---------
---------  --------
Increase
 (Decrease).......   (719,683) $ (5,996,043)   (347,310)  $(3,019,992)   14,249  $117,027    49,352  $ 452,888
(5,922)  $(50,244)
                    =========  ============   =========   ===========    ======  ========   =======  =========
=========  ========

* Commencement of offering of Class C shares.

                                        CLASS A                           CLASS C                        CLASS D
                    ------------------------------------------------ -------------------
----------------------------------------
                              YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO           YEAR ENDED
SEPTEMBER 30,
                    ------------------------------------------------
----------------------------------------
                             1999                    1998            SEPTEMBER 30, 1999
1999                 1998
                    -----------------------  ----------------------- --------------------  -------------------
-------------------
MINNESOTA SERIES      SHARES      AMOUNT     SHARES        AMOUNT     SHARES    AMOUNT     SHARES    AMOUNT
SHARES      AMOUNT
                    -----------------------  ----------------------- --------------------  -------------------
--------------------
Net proceeds from
   sales of shares     448,156  $3,467,423      480,210    $3,759,777       1   $     8    37,069  $ 289,245
74,514   $583,305
Investment of
   dividends......     475,864   3,675,004      502,233     3,934,003      --        --     6,072     46,955
5,371     42,082
Exchanged from
   associated Funds     79,497     621,391       47,797       373,852      --        --    26,054    206,572
16,965    132,637
Shares issued in
   payment of gain
   distributions..     153,173   1,196,281       14,480       112,803      --        --     2,615     20,449
203      1,581
                   ----------- -----------   ----------   -----------  ------   -------   -------   --------
---------   --------
Total.............   1,156,690   8,960,099    1,044,720     8,180,435       1         8    71,810    563,221
97,053    759,605
                   ----------- -----------   ----------   -----------  ------   -------   -------   --------
---------   --------
Cost of shares
   repurchased.... (1,415,157) (10,904,586) (1,308,615)  (10,246,157)      --        --   (83,338)  (650,368)
(25,476)  (199,128)
Exchanged into
   associated Funds  (131,646)    (998,565)   (138,742)   (1,084,969)      --        --        --         --
(38,924)  (306,816)
                   ----------  -----------  ----------   -----------   ------   -------   -------   --------
---------   --------
Total............  (1,546,803) (11,903,151) (1,447,357)  (11,331,126)      --        --   (83,338)  (650,368)
(64,400)  (505,944)
                   ----------  -----------  ----------   -----------   ------   -------   -------   --------
---------   --------
Increase
 (Decrease) ......   (390,113) $ (2,943,052)   (402,637) $(3,150,691)       1   $     8   (11,528)  $ (87,147)
32,653   $ 253,661
                   ==========  ============   =========  ===========   ======   =======   =======   =========
=========  =========

* Commencement of offering of Class C shares.

NOTES TO FINANCIAL STATEMENTS

                                        CLASS A                          CLASS C                        CLASS D
                    --------------------------------------------- -------------------
------------------------------------------
                               YEAR ENDED SEPTEMBER 30,             MAY 27, 1999* TO           YEAR ENDED SEPTEMBER
30,
                    --------------------------------------------- -------------------
------------------------------------------
                            1999                    1998           SEPTEMBER 30, 1999         1999
1998
                    ---------------------  ---------------------- -------------------  -------------------
---------------------
MISSOURI SERIES        SHARES      AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    ---------------------  ---------------------- -------------------  -------------------
---------------------
Net proceeds from
   sales of shares   143,714   $1,117,391    192,882   $1,518,510     2,887   $21,877    43,815   $339,791
10,178     $79,605
Investment of
   dividends......   141,770    1,091,323    144,574    1,135,261        27       202     2,082     15,998
1,589      12,480
Exchanged from
   associated Funds   63,527      497,543     28,380      223,404        --        --     2,979     23,607
--          --
Shares issued in
   payment of gain
   distributions..    62,316      486,691     36,308      281,752        --        --       770      6,011
374       2,904
                    --------  -----------   --------  -----------    ------  --------  --------  ---------
---------    --------
Total.............   411,327    3,192,948    402,144    3,158,927     2,914    22,079    49,646    385,407
12,141      94,989
                    --------  -----------   --------  -----------    ------  --------  --------  ---------
---------    --------
Cost of shares
   repurchased....  (640,800)  (4,889,919)  (861,837)  (6,778,544)       --        --  (14,354)  (110,312)
(20,769)   (162,241)
Exchanged into
   associated Funds  (33,222)    (255,281)   (66,519)    (522,272)       --        --   (2,657)   (20,683)
--          --
                    --------  -----------   --------  -----------    ------  --------  --------  ---------
---------    --------
Total.............  (674,022)  (5,145,200)  (928,356)  (7,300,816)       --        --  (17,011)  (130,995)
(20,769)   (162,241)
                    --------  -----------   --------  -----------    ------  --------  --------  ---------
---------   ---------
Increase (Decrease) (262,695) $(1,952,252)  (526,212) $(4,141,889)    2,914  $ 22,079    32,635  $ 254,412
(8,628)  $ (67,252)
                    ========  ===========   ========  ===========    ======  ========  ========  =========
=========   =========

* Commencement of offering of Class C shares.

                                        CLASS A                           CLASS C                        CLASS D
                    ------------------------------------------------ -------------------
----------------------------------------
                              YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO          YEAR ENDED SEPTEMBER
30,
                    ------------------------------------------------
----------------------------------------
                             1999                    1998            SEPTEMBER 30, 1999         1999
1998
                    ----------------------   ----------------------- -------------------- -------------------
-------------------
NEW YORK SERIES        SHARES      AMOUNT     SHARES        AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
SHARES      AMOUNT
                    ----------------------   ----------------------- -------------------- -------------------
--------------------
Net proceeds from
   sales of shares    802,995   $6,593,637     409,090    $3,404,935    35,036  $278,217   94,489    $781,036
64,754   $541,566
Investment of
   dividends......    284,109    2,315,942     280,689     2,342,732        83       644    9,087      74,189
5,891     49,242
Exchanged from
   associated Funds   589,737    4,819,554     389,085     3,247,626        --        --   72,704     609,660
12,843    109,289
Shares issued in
   payment of gain
   distributions..    196,696    1,630,608      81,252       666,270        --        --    5,681      47,092
1,546     12,694
                   ----------  -----------  ----------  ------------    ------  --------  -------  ----------
---------   --------
Total.............  1,873,537   15,359,741   1,160,116     9,661,563    35,119   278,861  181,961   1,511,977
85,034    712,791
                   ----------  -----------  ----------  ------------    ------  --------  -------  ----------
---------   --------
Cost of shares
   repurchased....  (952,833)   (7,728,238)   (974,859)   (8,149,245)   (5,721)  (45,709) (39,787)   (323,914)
(18,301)  (152,914)
Exchanged into
   associated
   Funds            (803,766)   (6,577,087)   (404,227)   (3,375,173)   (4,833)  (37,500) (26,500)   (208,844)
(2,738)   (22,942)
                  ----------   -----------   ---------  ------------   -------  --------  -------  ----------
---------   --------
Total...........  (1,756,599)  (14,305,325) (1,379,086)  (11,524,418)  (10,554)  (83,209) (66,287)   (532,758)
(21,039)  (175,856)
                  ----------   -----------  ----------  ------------   -------  --------  -------  ----------
---------   --------
Increase
  (Decrease)         116,938   $ 1,054,416    (218,970)  $(1,862,855)   24,565  $195,652  115,674   $ 979,219
63,995  $ 536,935
                  ==========   ===========  ==========   ===========   =======  ========  =======   =========
=========  =========

* Commencement of offering of Class C shares.

NOTES TO FINANCIAL STATEMENTS

                                        CLASS A                           CLASS C                        CLASS D
                    ------------------------------------------------ -------------------
----------------------------------------
                              YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO          YEAR ENDED SEPTEMBER
30,
                    ------------------------------------------------
----------------------------------------
                             1999                    1998             SEPTEMBER 30, 1999
1999                 1998
                    -----------------------   ----------------------- -------------------- -------------------
-------------------
OHIO  SERIES            SHARES       AMOUNT     SHARES         AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
SHARES      AMOUNT
                    -----------------------   ----------------------- ------------------- -------------------
--------------------
Net proceeds from
   sales of shares.   361,672   $ 2,918,252      453,643   $3,716,543    2,248   $17,828    78,121   $638,278
25,288  $  208,265
Investment of
   dividends......    530,982     4,266,794      563,375    4,618,664       13        95     5,281     42,608
4,941      40,700
Exchanged from
   associated Funds   134,140     1,074,172       49,472      404,291       --        --    27,382    225,056
8,543    70,396
Shares issued in
   payment of gain
   distributions..    223,380     1,820,544      189,198    1,532,501       --        --     1,911     15,630
1,715     13,962
                    ---------  ------------   ----------    ---------   ------   -------   -------  ---------
---------  ---------
Total.............  1,250,174    10,079,762    1,255,688   10,271,999    2,261    17,923   112,695    921,572
40,487    333,323
                    ---------  ------------   ----------    ---------   ------   -------   -------  ---------
---------  ---------
Cost of shares
   repurchased.... (1,741,673)  (13,920,913)  (1,599,143) (13,102,427)      --        --   (42,299)  (337,204)
(48,136)  (395,804)
Exchanged into
   associated
    Funds ........   (131,868)   (1,057,828)    (214,380)  (1,758,230)      --        --   (28,756)  (232,392)
(2,092)   (17,309)
                   ----------  ------------   ----------  -----------   ------   -------   -------  ---------
---------  ---------
Total............. (1,873,541)  (14,978,741)  (1,813,523) (14,860,657)      --        --   (71,055)  (569,596)
(50,228)  (413,113)
                   ----------  ------------   ----------  -----------   ------   -------   -------  ---------
---------  ---------
Increase (Decrease)  (623,367) $ (4,898,979)   (557,835)  $(4,588,658)   2,261   $17,923    41,640  $ 351,976
(9,741) $ (79,790)
                   ==========  ============   =========   ===========   ======   =======   =======  =========
=========  =========

* Commencement of offering of Class C shares.

                                        CLASS A                           CLASS C                        CLASS D
                    ------------------------------------------------ -------------------
----------------------------------------
                              YEAR ENDED SEPTEMBER 30,                MAY 27, 1999* TO          YEAR ENDED SEPTEMBER
30,
                    ------------------------------------------------
----------------------------------------
                             1999                    1998             SEPTEMBER 30, 1999
1999                 1998
                    -----------------------   ----------------------- -------------------- -------------------
-------------------
OREGON SERIES          SHARES       AMOUNT      SHARES      AMOUNT    SHARES   AMOUNT    SHARES    AMOUNT
SHARES       AMOUNT
                    -----------------------   ----------------------- ------------------ -------------------
--------------------
Net proceeds from
   sales of shares     679,526  $ 5,340,535    578,820   $4,579,085         1    $   8    39,323   $ 309,977
115,620   $ 912,518
Investment of
   dividends......     209,299    1,637,871    201,391    1,588,261        --       --     7,942      62,252
7,211      56,847
Exchanged from
   associated Funds    130,494    1,028,496     15,314      120,904        --       --     9,849      78,360
5,944      47,138
Shares issued in
   payment of gain
   distributions..      35,501      281,167     69,111      536,993        --       --     1,508      11,943
2,326      18,047
                    ----------  -----------   --------   ----------    ------   ------   -------   ---------
---------   ---------
Total.............   1,054,820    8,288,069    864,636    6,825,243         1        8    58,622     462,532
131,101   1,034,550
                    ----------  -----------   --------   ----------    ------   ------   -------   ---------
---------   --------
Cost of shares
   repurchased....    (706,461)  (5,517,373)  (666,927)  (5,263,365)       --       --   (89,753)   (700,248)
(13,128)   (103,120)
Exchanged into
   associated Funds   (226,571)  (1,784,105)   (55,368)    (437,002)       --       --       (87)       (691)
(1,600)    (12,598)
                    ----------  -----------   --------   ----------    ------   ------   -------   ---------
---------   ---------
Total.............    (933,032)  (7,301,478)  (722,295)  (5,700,367)       --       --   (89,840)   (700,939)
(14,728)   (115,718)
                    ----------  -----------   --------   ----------    ------   ------   -------   ---------
---------   ---------
Increase (Decrease)    121,788  $   986,591    142,341   $1,124,876         1   $    8   (31,218)  $(238,407)
116,373   $ 918,832
                    ==========  ===========   ========   ==========    ======   ======   =======   =========
=========   =========

* Commencement of offering of Class C shares.

NOTES TO FINANCIAL STATEMENTS

                                        CLASS A                          CLASS C                        CLASS D
                    --------------------------------------------- --------------------
------------------------------------------
                            YEAR ENDED SEPTEMBER 30,                 MAY 27, 1999* TO           YEAR ENDED SEPTEMBER
30,
                    --------------------------------------------- --------------------
------------------------------------------
SOUTH CAROLINA               1999                    1998           SEPTEMBER 30, 1999         1999
1998
SERIES              ------------------------  ---------------------- --------------------  -------------------
---------------------
                    SHARES            AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
SHARES      AMOUNT
                    ------------------------  ---------------------- --------------------  -------------------
---------------------
Net proceeds from
   sales of shares..   495,837    $4,009,453   1,307,029  $10,736,862    43,342  $344,052   201,377 $1,644,018
273,163  $2,250,161
Investment of
   dividends......     333,372     2,699,308     341,280    2,804,800       403     3,128    19,414    156,934
16,202     133,057
Exchanged from
   associated Funds     39,056       319,755      54,738      452,032        --        --     5,412     44,575
6,370      52,119
Shares issued in
   payment of gain
   distributions..      80,358       661,343      86,250      698,627        --        --     4,735     38,926
3,898      31,538
                    ----------  ------------  ----------  -----------    ------  --------  --------   --------
------- -----------
Total.............     948,623     7,689,859   1,789,297   14,692,321    43,745   347,180   230,938  1,884,453
299,633   2,466,875
                    ----------  ------------  ----------  -----------    ------  --------  --------   --------
------- -----------
Cost of shares
   repurchased....  (1,450,098)  (11,588,440) (1,319,559) (10,837,647)       --        -- (111,023)   (890,939)
(73,888)   (605,605)
Exchanged into
   associated Funds    (76,691)     (620,953)   (162,725)  (1,330,837)       --        --   (12,742)  (100,870)
(6,993)    (57,130)
                    ----------  ------------  ----------  -----------    ------  --------  --------  ---------
------- ----------
Total.............  (1,526,789)  (12,209,393) (1,482,284) (12,168,484)       --        -- (123,765)   (991,809)
(80,881)   (662,735)
                    ----------  ------------  ----------  -----------    ------  --------  --------  ---------
------- -----------
Increase (Decrease)   (578,166) $ (4,519,534)    307,013  $ 2,523,837    43,745  $347,180   107,173  $ 892,644
218,752 $ 1,804,140
                    ==========  ============  ==========  ===========    ======  ========  ========  =========
======= ===========

* Commencement of offering of Class C shares.

FINANCIAL HIGHLIGHTS

   The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges and are not annualized for periods of less than one year.

NATIONAL SERIES

                                                                                  CLASS A
CLASS C
                                                            ----------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

----------------------------------------------------       TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.32       $8.01      $7.70       $7.58
$7.18      $8.08
                                                           ------      ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.39        0.39       0.39        0.40
0.40       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.64)       0.31       0.31        0.12
0.40      (0.40)
                                                           ------      ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.25)       0.70       0.70        0.52
0.80      (0.29)
                                                           ------      ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.39)      (0.39)     (0.39)      (0.40)
(0.40)     (0.11)
Distributions from net realized capital gain ..........         --         --         --          --
--          --
                                                           ------      ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.39)      (0.39)     (0.39)      (0.40)
(0.40)     (0.11)
                                                           ------      ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.68       $8.32      $8.01       $7.70
$7.58      $7.68
                                                           ======      ======      ======     ======
======      ======

TOTAL RETURN:                                               (3.11)%      9.00%      9.40%       6.97%
11.48%     (3.38)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $90,296    $101,909    $97,481     $98,767
$104,184        $115
Ratio of expenses to average net assets ...............      0.83%       0.80%      0.84%       0.80%
0.86%      1.74%+
Ratio of net income to average net assets .............      4.83%       4.82%      5.05%       5.19%
5.46%      4.10%+
Portfolio turnover rate ...............................     13.37%      18.00%     20.63%      33.99%
24.91%     13.37%++

                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.31       $8.02      $7.70       $7.57       $7.18
                                                            -----       -----      -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.32        0.32       0.32        0.33        0.32
Net realized and unrealized gain (loss)
  on investments ......................................     (0.63)       0.29       0.32        0.13        0.39
                                                            -----       -----      -----       -----       -----
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.31)       0.61       0.64        0.46        0.71
                                                            -----       -----      -----       -----       -----
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.32)      (0.32)     (0.32)      (0.33)      (0.32)
Distributions from net realized capital gain ..........        --          --         --          --          --
                                                            -----       -----      -----       -----       -----
TOTAL DISTRIBUTIONS ...................................     (0.32)      (0.32)     (0.32)      (0.33)      (0.32)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF YEAR ..........................     $7.68       $8.31      $8.02       $7.70       $7.57
                                                            =====       =====      =====       =====       =====

TOTAL RETURN:                                               (3.85)%      7.76%      8.56%       6.13%      10.17%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................    $8,079      $7,392     $2,279      $4,826      $1,215
Ratio of expenses to average net assets ...............      1.73%       1.71%      1.75%       1.67%       1.95%
Ratio of net income to average net assets .............      3.93%       3.91%      4.15%       4.27%       4.40%
Portfolio turnover rate ...............................     13.37%      18.00%     20.63%      33.99%      24.91%



-------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS

COLORADO SERIES

                                                                                CLASS A
CLASS C
                                                            ---------------------------------------------------
----------

5/27/99**
                                                                          YEAR ENDED SEPTEMBER
30,                     TO
                                                            ---------------------------------------------------
---------
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.64       $7.42      $7.27       $7.30
$7.09      $7.47
                                                            -----       -----      -----       -----
-----      -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................       0.34        0.36       0.37        0.37
0.38       0.10
Net realized and unrealized gain (loss)
  on investments .....................................      (0.54)       0.22       0.15       (0.03)
0.21      (0.38)
                                                            -----       -----      -----       -----
-----      -----
TOTAL FROM INVESTMENT OPERATIONS .....................      (0.20)       0.58       0.52        0.34
0.59      (0.28)
                                                            -----       -----      -----       -----
-----      -----
LESS DISTRIBUTIONS:
Dividends from net investment income .................      (0.34)      (0.36)     (0.37)      (0.37)
(0.38)     (0.10)
Distributions from net realized capital gain .........         --          --         --          --
--         --
                                                            -----       -----      -----       -----
-----      -----
TOTAL DISTRIBUTIONS ..................................      (0.34)      (0.36)     (0.37)      (0.37)
(0.38)     (0.10)
                                                            -----       -----      -----       -----
-----      -----
NET ASSET VALUE, END OF PERIOD .......................      $7.10       $7.64      $7.42       $7.27
$7.30      $7.09
                                                            =====       =====      =====       =====
=====      =====

TOTAL RETURN:                                               (2.67)%      8.03%      7.30%       4.76%
8.56%     (3.93)%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (000s omitted) .............      $44,649     $45,583   $49,780     $52,295
$54,858        $60
Ratio of expenses to average net assets ..............        0.87%       0.90%      0.90%       0.85%
0.93%      1.73%+
Ratio of net income to average net assets ............        4.60%       4.80%      5.01%       5.07%
5.31%      3.85%+
Portfolio turnover rate ..............................        7.91%      28.66%      3.99%      12.39%
14.70%      7.91%++

                                                                                  CLASS D
                                                            ---------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------------------------
                                                           1999        1998       1997        1996         1995
                                                           ----        ----       ----        ----         ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $7.63       $7.42      $7.27       $7.29       $7.09
                                                            -----       -----      -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.28        0.29       0.30        0.31        0.30
Net realized and unrealized gain (loss)
  on investments ......................................     (0.54)       0.21       0.15       (0.02)       0.20
                                                            -----       -----      -----       -----       -----
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.26)       0.50       0.45        0.29        0.50
                                                            -----       -----      -----       -----       -----
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.28)      (0.29)     (0.30)      (0.31)      (0.30)
Distributions from net realized capital gain ..........        --          --         --          --          --
                                                            -----       -----      -----       -----       -----
TOTAL DISTRIBUTIONS ...................................     (0.28)      (0.29)     (0.30)      (0.31)      (0.30)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF YEAR ..........................     $7.09       $7.63      $7.42       $7.27       $7.29
                                                            =====       =====      =====       =====       =====

TOTAL RETURN:                                               (3.57)%      6.90%      6.34%       3.95%       7.26%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................      $917        $344       $238        $255        $193
Ratio of expenses to average net assets ...............      1.77%       1.80%      1.81%       1.75%       2.02%
Ratio of net income to average net assets .............      3.70%       3.90%      4.10%       4.17%       4.23%
Portfolio turnover rate ...............................      7.91%      28.66%      3.99%      12.39%      14.70%



----------------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
GEORGIA SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.38       $8.12      $7.87       $7.81
$7.48      $8.17
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.37        0.38       0.38        0.39
0.39       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.58)       0.29       0.28        0.11
0.43      (0.41)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.21)       0.67       0.66        0.50
0.82      (0.30)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.37)      (0.38)     (0.38)      (0.39)
(0.39)     (0.11)
Distributions from net realized capital gain ..........     (0.05)      (0.03)     (0.03)      (0.05)
(0.10)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.42)      (0.41)     (0.41)      (0.44)
(0.49)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.75       $8.38      $8.12       $7.87
$7.81      $7.76
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (2.63)%      8.44%      8.65%       6.56%
11.66%     (3.84)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $42,692     $48,424    $50,614     $50,995
$57,678        $176
Ratio of expenses to average net assets ...............      0.87%       0.89%      0.89%       0.83%
0.91%      1.74%+
Ratio of net income to average net assets .............      4.59%       4.57%      4.82%       4.94%
5.26%      3.89%+
Portfolio turnover rate ...............................     23.93%       2.92%     12.28%      16.24%
3.36%     23.93%++
Without management fee waiver:*
Ratio of expenses to average net assets ...............                                                     0.96%
Ratio of net income to average net assets .............                                                     5.21%


                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.40       $8.13      $7.88       $7.82       $7.49
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.30        0.30       0.31        0.32        0.32
Net realized and unrealized gain (loss)
  on investments ......................................     (0.59)       0.30       0.28        0.11        0.43
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.29)       0.60       0.59        0.43        0.75
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.30)      (0.30)     (0.31)      (0.32)      (0.32)
Distributions from net realized capital gain ..........     (0.05)      (0.03)     (0.03)      (0.05)      (0.10)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.35)      (0.33)     (0.34)      (0.37)      (0.42)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.76       $8.40      $8.13       $7.88       $7.82
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (3.61)%      7.59%      7.67%       5.60%      10.58%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................     $2,318      $2,809     $2,640      $2,327      $2,079
Ratio of expenses to average net assets ...............      1.77%       1.80%      1.79%       1.73%       1.90%
Ratio of net income to average net assets .............      3.69%       3.66%      3.92%       4.03%       4.28%
Portfolio turnover rate ...............................     23.93%       2.92%     12.28%      16.24%       3.36%
Without management fee waiver:*
Net investment income per share .......................                                                     $0.31
Ratio of expenses to average net assets ...............                                                     1.95%
Ratio of net income to average net assets .............                                                     4.23%


-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
LOUISIANA SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.51       $8.28      $8.16       $8.14
$7.94      $8.19
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.39        0.41       0.41        0.42
0.43       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.59)       0.24       0.23        0.08
0.34      (0.39)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.20)       0.65       0.64        0.50
0.77      (0.28)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.39)      (0.41)     (0.41)      (0.42)
(0.43)     (0.11)
Distributions from net realized capital gain ..........     (0.11)      (0.01)     (0.11)      (0.06)
(0.14)         --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.50)      (0.42)     (0.52)      (0.48)
(0.57)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.81       $8.51      $8.28       $8.16
$8.14      $7.80
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (2.44)%      8.08%      8.17%       6.32%
10.30%     (3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $51,543     $56,308    $56,199     $57,264     $61,988
$   --
Ratio of expenses to average net assets ...............      0.84%       0.88%      0.86%       0.82%
0.89%      1.71%+
Ratio of net income to average net assets .............      4.76%       4.86%      5.08%       5.15%
5.44%      4.00%+
Portfolio turnover rate ...............................      8.67%      15.72%     16.08%      10.08%
4.82%      8.67%++


                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.50       $8.27      $8.16       $8.14       $7.94
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.32        0.33       0.34        0.35        0.35
Net realized and unrealized gain (loss)
  on investments ......................................     (0.59)       0.24       0.22        0.08        0.34
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.27)       0.57       0.56        0.43        0.69
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.32)      (0.33)     (0.34)      (0.35)      (0.35)
Distributions from net realized capital gain ..........     (0.11)      (0.01)     (0.11)      (0.06)      (0.14)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.43)      (0.34)     (0.45)      (0.41)      (0.49)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.80       $8.50      $8.27       $8.16       $8.14
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (3.33)%      7.11%      7.07%       5.37%       9.17%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................       $908        $837       $509        $389        $465
Ratio of expenses to average net assets ...............      1.74%       1.78%      1.76%       1.72%       1.91%
Ratio of net income to average net assets .............      3.86%       3.96%      4.18%       4.25%       4.41%
Portfolio turnover rate ...............................      8.67%      15.72%     16.08%      10.08%       4.82%


-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
MARYLAND SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.32       $8.14      $7.99       $7.96
$7.71      $8.13
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.39        0.40       0.40        0.40
0.41       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.50)       0.23       0.19        0.06
0.38      (0.33)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.11)       0.63       0.59        0.46
0.79      (0.22)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.39)      (0.40)     (0.40)      (0.40)
(0.41)     (0.11)
Distributions from net realized capital gain ..........     (0.03)      (0.05)     (0.04)      (0.03)
(0.13)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.42)      (0.45)     (0.44)      (0.43)
(0.54)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.79       $8.32      $8.14       $7.99
$7.96      $7.80
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (1.45)%      7.89%      7.64%       6.00%
10.90%     (2.83)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $49,523     $54,891    $52,549     $54,041
$56,290         $75
Ratio of expenses to average net assets ...............      0.87%       0.89%      0.90%       0.84%
0.96%      1.75%+
Ratio of net income to average net assets .............      4.77%       4.82%      4.99%       5.05%
5.31%      4.04%+
Portfolio turnover rate ...............................      1.80%       7.59%     14.79%       5.56%
3.63%      1.80%++


                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.33       $8.15      $7.99       $7.97       $7.72
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.31        0.32       0.33        0.33        0.33
Net realized and unrealized gain (loss)
  on investments ......................................     (0.50)       0.23       0.20        0.05        0.38
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.19)       0.55       0.53        0.38        0.71
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.31)      (0.32)     (0.33)      (0.33)      (0.33)
Distributions from net realized capital gain ..........     (0.03)      (0.05)     (0.04)      (0.03)      (0.13)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.34)      (0.37)     (0.37)      (0.36)      (0.46)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.80       $8.33      $8.15       $7.99       $7.97
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (2.00)%      6.91%      6.80%       4.91%       9.75%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................     $2,775      $3,128     $2,063      $2,047        $630
Ratio of expenses to average net assets ...............      1.77%       1.80%      1.81%       1.72%       2.02%
Ratio of net income to average net assets .............      3.87%       3.91%      4.08%       4.14%       4.27%
Portfolio turnover rate ...............................      1.80%       7.59%     14.79%       5.56%       3.63%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
MASSACHUSETTS SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                        $8.27       $7.99      $7.85       $7.91
$7.66      $7.96
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.36        0.38       0.40        0.41
0.42       0.10
Net realized and unrealized gain (loss)
  on investments                                            (0.75)       0.37       0.22        0.05
0.28      (0.49)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.39)       0.75       0.62        0.46
0.70      (0.39)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.36)      (0.38)     (0.40)      (0.41)
(0.42)     (0.10)
Distributions from net realized capital gain                (0.05)      (0.09)     (0.08)      (0.11)
(0.03)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS                                         (0.41)      (0.47)     (0.48)      (0.52)
(0.45)     (0.10)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD                              $7.47       $8.27      $7.99       $7.85
$7.91      $7.47
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN:                                               (4.85)%      9.80%      8.11%       5.97%
9.58%     (5.02)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)                   $92,929    $109,328   $110,011    $109,872
$115,711        $228
Ratio of expenses to average net assets                      0.83%       0.80%      0.84%       0.80%
0.86%      1.73%+
Ratio of net income to average net assets                    4.56%       4.72%      5.06%       5.24%
5.51%      3.80%+
Portfolio turnover rate                                     23.88%      13.41%     29.26%      26.30%
16.68%     23.88%++



                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR                          $8.26       $7.99      $7.84       $7.90       $7.66
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.29        0.31       0.33        0.34        0.34
Net realized and unrealized gain (loss)
  on investments                                            (0.74)       0.36       0.23        0.05        0.27
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.45)       0.67       0.56        0.39        0.61
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.29)      (0.31)     (0.33)      (0.34)      (0.34)
Distributions from net realized capital gain                (0.05)      (0.09)     (0.08)      (0.11)      (0.03)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS                                         (0.34)      (0.40)     (0.41)      (0.45)      (0.37)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR                                $7.47       $8.26      $7.99       $7.84       $7.90
                                                            ======     ======      ======     ======      ======

TOTAL RETURN:                                               (5.61)%      8.68%      7.29%       5.01%       8.33%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)                      $2,934      $1,468     $1,245      $1,405        $809
Ratio of expenses to average net assets                      1.73%       1.71%      1.74%       1.70%       1.95%
Ratio of net income to average net assets                    3.66%       3.81%      4.16%       4.32%       4.47%
Portfolio turnover rate                                     23.88%      13.41%     29.26%      26.30%      16.68%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
MICHIGAN SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                        $8.83       $8.60      $8.46       $8.54
$8.28      $8.43
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.40        0.41       0.43        0.45
0.46       0.11
Net realized and unrealized gain (loss)
  on investments                                            (0.63)       0.30       0.23        0.06
0.30      (0.40)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.23)       0.71       0.66        0.51
0.76      (0.29)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.40)      (0.41)     (0.43)      (0.45)
(0.46)     (0.11)
Distributions from net realized capital gain                (0.16)      (0.07)     (0.09)      (0.14)
(0.04)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS                                         (0.56)      (0.48)     (0.52)      (0.59)
(0.50)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD                              $8.04       $8.83      $8.60       $8.46
$8.54      $8.03
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN:                                               (2.77)%      8.63%      8.16%       6.16%
9.56%     (3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)                  $125,560    $144,161   $143,370    $148,178
$151,589       $114
Ratio of expenses to average net assets                      0.82%       0.79%      0.81%       0.78%
0.87%       1.73%+
Ratio of net income to average net assets                    4.73%       4.78%      5.13%       5.29%
5.50%       3.96%+
Portfolio turnover rate                                      3.73%      23.60%     10.98%      19.62%
20.48%       3.73%++



                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR                          $8.82       $8.59      $8.45       $8.54       $8.28
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.32        0.33       0.36        0.37        0.37
Net realized and unrealized gain (loss)
  on investments                                            (0.63)       0.30       0.23        0.05        0.30
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.31)       0.63       0.59        0.42        0.67
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.32)      (0.33)     (0.36)      (0.37)      (0.37)
Distributions from net realized capital gain                (0.16)      (0.07)     (0.09)      (0.14)      (0.04)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS                                         (0.48)      (0.40)     (0.45)      (0.51)      (0.41)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR                                $8.03       $8.82      $8.59       $8.45       $8.54
                                                            ======     ======      ======     ======      ======

TOTAL RETURN:                                               (3.65)%      7.66%      7.19%       5.09%       8.36%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)                      $2,074      $1,841     $1,845      $1,486      $1,172
Ratio of expenses to average net assets                      1.72%       1.70%      1.71%       1.68%       2.01%
Ratio of net income to average net assets                    3.83%       3.87%      4.23%       4.39%       4.40%
Portfolio turnover rate                                      3.73%      23.60%     10.98%      19.62%      20.48%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
MINNESOTA SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                        $7.98       $7.79      $7.68       $7.82
$7.72      $7.72
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.36        0.38       0.40        0.42
0.45       0.10
Net realized and unrealized gain (loss)
  on investments                                            (0.52)       0.20       0.11       (0.12)
0.11      (0.36)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.16)       0.58       0.51        0.30
0.56      (0.26)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:

Dividends from net investment income                        (0.36)      (0.38)     (0.40)      (0.42)
(0.45)     (0.10)
Distributions from net realized capital gain                (0.10)      (0.01)        --       (0.02)
(0.01)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS                                         (0.46)      (0.39)     (0.40)      (0.44)
(0.46)     (0.10)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD                              $7.36       $7.98      $7.79       $7.68
$7.82      $7.36
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN:                                               (2.09)%      7.68%      6.85%       3.99%
7.61%     (3.47)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)                  $109,165    $121,374   $121,674    $126,173
$132,716      $ --
Ratio of expenses to average net assets                      0.84%       0.81%      0.85%       0.81%
0.87%      1.74%+
Ratio of net income to average net assets                    4.71%       4.87%      5.21%       5.47%
5.89%      3.94%+
Portfolio turnover rate                                      9.74%      21.86%      6.88%      26.89%
5.57%      9.74%++



                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR                          $7.98       $7.79      $7.68       $7.82       $7.73
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.30        0.31       0.33        0.35        0.38
Net realized and unrealized gain (loss)
  on investments                                            (0.52)       0.20       0.11       (0.12)       0.10
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.22)       0.51       0.44        0.23        0.48
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.30)      (0.31)     (0.33)      (0.35)      (0.38)
Distributions from net realized capital gain                (0.10)      (0.01)        --       (0.02)      (0.01)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS                                         (0.40)      (0.32)     (0.33)      (0.37)      (0.39)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR                                $7.36       $7.98      $7.79       $7.68       $7.82
                                                            ======     ======      ======     ======      ======

TOTAL RETURN:                                               (2.96)%      6.71%      5.89%       3.06%       6.45%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)                      $1,856      $2,103     $1,799      $2,036      $2,237
Ratio of expenses to average net assets                      1.74%       1.72%      1.75%       1.71%       1.85%
Ratio of net income to average net assets                    3.81%       3.96%      4.31%       4.57%       4.92%
Portfolio turnover rate                                      9.74%      21.86%      6.88%      26.89%       5.57%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
MISSOURI SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.03       $7.82      $7.71       $7.70
$7.41      $7.68
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.35        0.36       0.38        0.39
0.40       0.10
Net realized and unrealized gain (loss)
  on investments ......................................     (0.62)       0.28       0.19        0.08
0.36      (0.39)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.27)       0.64       0.57        0.47
0.76      (0.29)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.35)      (0.36)     (0.38)      (0.39)
(0.40)     (0.10)
Distributions from net realized capital gain ..........     (0.12)      (0.07)     (0.08)      (0.07)
(0.07)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.47)      (0.43)     (0.46)      (0.46)
(0.47)     (0.10)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.29       $8.03      $7.82       $7.71
$7.70      $7.29
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (3.58)%      8.41%      7.70%       6.27%
10.67%     (3.95)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $43,437     $49,949    $52,766     $49,941
$51,169         $21
Ratio of expenses to average net assets ...............      0.87%       0.89%      0.89%       0.86%
0.88%      1.74%+
Ratio of net income to average net assets .............      4.50%       4.59%      4.93%       5.03%
5.31%      3.75%+
Portfolio turnover rate ...............................     10.43%      21.26%      6.47%       8.04%
3.88%     10.43%++
Without management fee waiver:*
Net investment income per share .......................                                                     $0.39
Ratio of expenses to average net assets ...............                                                     0.93%
Ratio of net income to average net assets .............                                                     5.26%


                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.03       $7.82      $7.72       $7.70       $7.41
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.28        0.29       0.31        0.32        0.32
Net realized and unrealized gain (loss)
  on investments ......................................     (0.62)       0.28       0.18        0.09        0.36
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.34)       0.57       0.49        0.41        0.68
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.28)      (0.29)     (0.31)      (0.32)      (0.32)
Distributions from net realized capital gain ..........     (0.12)      (0.07)     (0.08)      (0.07)      (0.07)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.40)      (0.36)     (0.39)      (0.39)      (0.39)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.29       $8.03      $7.82       $7.72       $7.70
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (4.46)%      7.45%      6.60%       5.46%       9.49%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................       $617        $418       $474        $565        $515
Ratio of expenses to average net assets ...............      1.77%       1.79%      1.80%       1.76%       1.98%
Ratio of net income to average net assets .............      3.60%       3.69%      4.02%       4.13%       4.23%
Portfolio turnover rate ...............................     10.43%      21.26%      6.47%       8.04%       3.88%
Without management fee waiver:*
Ratio of expenses to average net assets ...............                                                     2.03%
Ratio of net income to average net assets .............                                                     4.18%

---------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
NEW YORK SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.60       $8.28      $7.98       $7.86
$7.67      $8.14
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.38        0.40       0.41        0.42
0.42       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.69)       0.40       0.32        0.12
0.36      (0.44)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.31)       0.80       0.73        0.54
0.78      (0.33)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.38)      (0.40)     (0.41)      (0.42)
(0.42)     (0.11)
Distributions from net realized capital gain ..........     (0.21)      (0.08)     (0.02)         --
(0.17)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.59)      (0.48)     (0.43)      (0.42)
(0.59)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.70       $8.60      $8.28       $7.98
$7.86      $7.70
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (3.86)%     10.02%      9.45%       6.97%
10.93%     (4.22)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $76,833     $84,822    $83,528     $82,719
$83,980        $189
Ratio of expenses to average net assets ...............      0.81%       0.81%      0.82%       0.77%
0.88%      1.69%+
Ratio of net income to average net assets .............      4.63%       4.74%      5.09%       5.24%
5.52%      3.96%+
Portfolio turnover rate ...............................     11.85%      39.85%     23.83%      25.88%
34.05%     11.85%++



                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.60       $8.29      $7.98       $7.87       $7.67
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .................................      0.30        0.32       0.34        0.34        0.34
Net realized and unrealized gain (loss)
  on investments ......................................     (0.69)       0.39       0.33        0.11        0.37
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.39)       0.71       0.67        0.45        0.71
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.30)      (0.32)     (0.34)      (0.34)      (0.34)
Distributions from net realized capital gain ..........     (0.21)      (0.08)     (0.02)         --       (0.17)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.51)      (0.40)     (0.36)      (0.34)      (0.51)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.70       $8.60      $8.29       $7.98       $7.87
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (4.73)%      8.88%      8.60%       5.86%       9.87%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................     $2,844      $2,182     $1,572      $1,152        $885
Ratio of expenses to average net assets ...............      1.71%       1.72%      1.73%       1.68%       1.96%
Ratio of net income to average net assets .............      3.73%       3.83%      4.18%       4.33%       4.42%
Portfolio turnover rate ...............................     11.85%      39.85%     23.83%      25.88%      34.05%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
OHIO SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.37       $8.19      $8.09       $8.11
$7.90      $8.06
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.38        0.40       0.42        0.43
0.44       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.60)       0.29       0.17        0.02
0.28      (0.38)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.22)       0.69       0.59        0.45
0.72      (0.27)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.38)      (0.40)     (0.42)      (0.43)
(0.44)     (0.11)
Distributions from net realized capital gain ..........     (0.13)      (0.11)     (0.07)      (0.04)
(0.07)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.51)      (0.51)     (0.49)      (0.47)
(0.51)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.64       $8.37      $8.19       $8.09
$8.11      $7.68
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (2.68)%      8.77%      7.54%       5.68%
9.59%     (3.51)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............   $135,034    $153,126   $154,419    $162,243
$170,191         $18
Ratio of expenses to average net assets ...............      0.81%       0.78%      0.81%       0.77%
0.84%      1.71%+
Ratio of net income to average net assets .............      4.78%       4.92%      5.19%       5.32%
5.56%      3.99%+
Portfolio turnover rate ...............................      6.07%      24.74%     11.76%      12.90%
2.96%      6.07%++


                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.41       $8.23      $8.13       $8.15       $7.92
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .................................      0.31        0.33       0.35        0.36        0.36
Net realized and unrealized gain (loss)
  on investments ......................................     (0.60)       0.29       0.17        0.02        0.30
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.29)       0.62       0.52        0.38        0.66
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.31)      (0.33)     (0.35)      (0.36)      (0.36)
Distributions from net realized capital gain ..........     (0.13)      (0.11)     (0.07)      (0.04)      (0.07)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.44)      (0.44)     (0.42)      (0.40)      (0.43)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.68       $8.41      $8.23       $8.13       $8.15
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (3.52)%      7.78%      6.57%       4.74%       8.67%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................     $1,327      $1,103     $1,160      $1,011        $660
Ratio of expenses to average net assets ...............      1.71%       1.69%      1.71%       1.67%       1.93%
Ratio of net income to average net assets .............      3.88%       4.01%      4.29%       4.42%       4.48%
Portfolio turnover rate ...............................      6.07%      24.74%     11.76%      12.90%       2.96%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
OREGON SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.05       $7.87      $7.65       $7.66
$7.43      $7.83
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.35        0.36       0.38        0.40
0.40       0.10
Net realized and unrealized gain (loss)
  on investments ......................................     (0.52)       0.28       0.26         .--
0.25      (0.35)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.17)       0.64       0.64        0.40
0.65      (0.25)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.35)      (0.36)     (0.38)      (0.40)
(0.40)     (0.10)
Distributions from net realized capital gain ..........     (0.05)      (0.10)     (0.04)      (0.01)
(0.02)       .--
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.40)      (0.46)     (0.42)      (0.41)
(0.42)     (0.10)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.48       $8.05      $7.87       $7.65
$7.66      $7.48
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (2.16)%      8.48%      8.60%       5.27%
9.05%     (3.32)%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (000s omitted) ..............     $54,473    $57,601    $55,239     $57,345
$59,549      $--
Ratio of expenses to average net assets ...............      0.86%       0.88%      0.90%       0.86%
0.86%      1.73%+
Ratio of net income to average net assets .............      4.52%       4.60%      4.88%       5.18%
5.40%      3.77%+
Portfolio turnover rate ...............................     12.28%      12.62%     19.46%      28.65%
2.47%     12.28%++
Without management fee waiver:*
Ratio of expenses to average net assets ...............                                                     0.91%
Ratio of net income to average net assets .............                                                     5.35%


                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.04       $7.87      $7.64       $7.65       $7.43
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.28        0.29       0.31        0.33        0.33
Net realized and unrealized gain (loss)
  on investments ......................................     (0.51)       0.27       0.27         .--        0.24
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.23)       0.56       0.58        0.33        0.57
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.28)      (0.29)     (0.31)      (0.33)      (0.33)
Distributions from net realized capital gain ..........     (0.05)      (0.10)     (0.04)      (0.01)      (0.02)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.33)      (0.39)     (0.35)      (0.34)      (0.35)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.48       $8.04      $7.87       $7.64       $7.65
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (2.92)%      7.37%      7.77%       4.33%       7.86%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................     $2,231      $2,650     $1,678      $1,540      $1,495
Ratio of expenses to average net assets ...............      1.76%       1.79%      1.80%       1.76%       1.83%
Ratio of net income to average net assets .............      3.62%       3.69%      3.98%       4.28%       4.41%
Portfolio turnover rate ...............................     12.28%      12.62%     19.46%      28.65%       2.47%
Without management fee waiver:*
Ratio of expenses to average net assets ...............                                                     1.88%
Ratio of net income to average net assets .............                                                     4.36%

-----------------
See footnotes on page 68.

FINANCIAL HIGHLIGHTS
SOUTH CAROLINA SERIES

                                                                                  CLASS A
CLASS C
                                                            ---------------------------------------------------
----------
                                                                         YEAR ENDED SEPTEMBER 30,
5/27/99**

---------------------------------------------------        TO
                                                            1999        1998       1997        1996        1995
9/30/99
                                                            ----        ----       ----        ----        ----
---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $8.38       $8.16      $8.07       $7.97
$7.61      $8.08
                                                            ------     ------      ------     ------
------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.38        0.39       0.40        0.41
0.41       0.11
Net realized and unrealized gain (loss)
  on investments ......................................     (0.64)       0.29       0.22        0.12
0.37      (0.42)
                                                            ------     ------      ------     ------
------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.26)       0.68       0.62        0.53
0.78      (0.31)
                                                            ------     ------      ------     ------
------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.38)      (0.39)     (0.40)      (0.41)
(0.41)     (0.11)
Distributions from net realized capital gain ..........     (0.07)      (0.07)     (0.13)      (0.02)
(0.01)        --
                                                            ------     ------      ------     ------
------      ------
TOTAL DISTRIBUTIONS ...................................     (0.45)      (0.46)     (0.53)      (0.43)
(0.42)     (0.11)
                                                            ------     ------      ------     ------
------      ------
NET ASSET VALUE, END OF PERIOD ........................     $7.67       $8.38      $8.16       $8.07
$7.97      $7.66
                                                            ======     ======      ======     ======
======      ======

TOTAL RETURN: .........................................     (3.32)%      8.66%      7.99%       6.82%
10.69%     (4.01)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ..............    $92,793    $106,328   $101,018    $108,163
$112,421        $335
Ratio of expenses to average net assets ...............      0.83%       0.80%      0.84%       0.80%
0.88%      1.72%+
Ratio of net income to average net assets .............      4.65%       4.74%      5.04%       5.15%
5.38%      3.96%+
Portfolio turnover rate ...............................     18.06%      16.63%       .--       20.66%
4.13%     18.06%++



                                                                                  CLASS D
                                                            ----------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------
                                                            1999        1998       1997        1996        1995
                                                            ----        ----       ----        ----        ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR ....................     $8.38       $8.16      $8.06       $7.97       $7.61
                                                            ------     ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.30        0.31       0.33        0.34        0.34
Net realized and unrealized gain (loss)
  on investments ......................................     (0.65)       0.29       0.23        0.11        0.37
                                                            ------     ------      ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ......................     (0.35)       0.60       0.56        0.45        0.71
                                                            ------     ------      ------     ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................     (0.30)      (0.31)     (0.33)      (0.34)      (0.34)
Distributions from net realized capital gain ..........     (0.07)      (0.07)     (0.13)      (0.02)      (0.01)
                                                            ------     ------      ------     ------      ------
TOTAL DISTRIBUTIONS ...................................     (0.37)      (0.38)     (0.46)      (0.36)      (0.35)
                                                            ------     ------      ------     ------      ------
NET ASSET VALUE, END OF YEAR ..........................     $7.66       $8.38      $8.16       $8.06       $7.97
                                                            ======     ======      ======     ======      ======

TOTAL RETURN: .........................................     (4.32)%      7.68%      7.15%       5.73%       9.63%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ................     $5,936      $5,594     $3,663      $2,714      $1,704
Ratio of expenses to average net assets ...............      1.73%       1.71%      1.75%       1.70%       1.85%
Ratio of net income to average net assets .............      3.75%       3.83%      4.13%       4.25%       4.40%
Portfolio turnover rate ...............................     18.06%      16.63%        --       20.66%       4.13%

--------------------
 * During the periods stated, the Manager, at its discretion, waived portions of its fees for the Georgia, Missouri and Oregon Series.
** Commencement of offering of Class C shares.
 + Annualized.
++ For the year ended September 30, 1999.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (comprising, respectively, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series) as of September 30, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Fund Series, Inc. as of September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.
/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP
New York, New York
November 5, 1999
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

--------------------------------------------------------------------------------

JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and Diplomacy
   at Tufts University
DIRECTOR, Raytheon Company

ALICE S. ILCHMAN 3, 4
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center
DIRECTOR, Conoco Inc.

JOHN E. MEROW 2, 4
RETIRED CHAIRMAN AND SENIOR PARTNER,
   Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Industries, Inc.
DIRECTOR, New York Presbyterian Hospital

BETSY S. MICHEL 2, 4
TRUSTEE, The Geraldine R. Dodge Foundation

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD,
   J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3, 4
DIRECTOR, KeySpan Energy Corporation
TRUSTEE, Committee for Economic Development
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, DIRECTOR OF INVESTMENTS,
   J. & W. Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3, 4
RETIRED VICE PRESIDENT, Pfizer Inc.

JAMES N. WHITSON 2, 4
DIRECTOR AND CONSULTANT, Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, CommScope, Inc.

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.
DIRECTOR, ICI Mutual Insurance Company
MEMBER OF THE BOARD OF GOVERNORS,
   Investment Company Institute

DIRECTOR EMERITUS
FRED E. BROWN
DIRECTOR AND CONSULTANT,
   J. &W. Seligman &Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450      Shareholder Services
(212) 682-7600      Outside the United States
(800) 622-4597      24-Hour Automated Telephone Access Service

--------------------------------------------------------------------------------

GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The AVERAGE ANNUAL TOTAL RETURN represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

--------------------
Adapted from the Investment Company Institute's 1999 MUTUAL FUND FACT BOOK.

  This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.


                            SELIGMAN ADVISORS, INC.
                                AN AFFILIATE OF

                                     [lOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017



TEA2  9/99                                             Printed on Recycled Paper